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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-2361

ING Intermediate Bond Portfolio
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 to June 30, 2009

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2009

Classes ADV, I, S and S2

ING Variable Product Funds

Domestic Equity and Income Portfolios

■ ING Balanced Portfolio*

■ ING Growth and Income Portfolio*

Domestic Equity Growth Portfolios

■ ING Opportunistic LargeCap Growth Portfolio

■ ING Small Company Portfolio*

Domestic Equity Value Portfolio

■ ING Opportunistic LargeCap Portfolio (formerly, ING Opportunistic LargeCap Value Portfolio)

Fixed-Income Portfolios

■ ING Intermediate Bond Portfolio*

■ ING Money Market Portfolio*

Global Equity Portfolio

■ ING BlackRock Science and Technology Opportunities Portfolio (formerly, ING BlackRock Global Science and Technology Portfolio)

*  Prior to May 1, 2009, the Portfolio's name contained the "VP" prefix.

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	16

Notes to Financial Statements	20

Portfolios of Investments	39

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

As we enter the third quarter of 2009, we look forward hopefully to the end of the recession, at least in the United States. While recent economic news can best be characterized as less bad (as opposed to good), there is a chance that recovery could begin sometime in the third quarter.

Could this be the hour before the dawn? The financial markets seem to have factored in expectations of recovery, as evidenced by recent gains. The stock market, as measured by the S&P 500® Index(1), has advanced into the mid-900 range, a substantial climb from its mid-600s low in early March. The Dow Jones Industrial Average(2) recently broke through 9,000 to reach its highest level since January of this year. As investors become less risk-averse, they are shifting back into stocks.

Should you be doing the same? The answer depends on several important factors unique to your situation: your long-term investment goals, your tolerance for risk and your current portfolio allocation. If you made any changes to your portfolio allocation over the past year or so — perhaps in an effort to avoid losses during a time of high uncertainty or to feel more comfortable with your investments — your portfolio now may be out of alignment with your long-term goals. On the other hand, your current portfolio may now be better suited to your tolerance for risk. You may still want to reallocate your portfolio, but you should first rethink your goals in the context of the volatility you are willing to bear. This is particularly important in that the market may continue to experience periods of volatility as economic conditions stabilize and recover.

As always, we encourage you to discuss these matters thoroughly with your financial advisor before making any changes to your portfolio. Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
June 30, 2009

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

(1)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(2)  The Dow Jones Industrial Average is a widely followed measurement of the stock market. The average is comprised of 30 stocks that represent leading companies in major industries.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

Many were hopeful as the year started that the newly elected U.S. president's promised $1 trillion stimulus package, a federal funds rate now reduced to 0%-0.25%, and record low mortgage rates would help to put a base under slumping economies and markets. But global equities in the form of the MSCI World® Index,(1) measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), soon resumed their slide and by March 9, 2009, the index had dropped nearly 22% for the year to date, to the previous cycle lows of late 2002. Abruptly however, markets recovered, surging by 34%, to record a gain of 4.8% for the six-month period ended June 30, 2009. Markets generally wavered somewhat at the end of the period, as the World Bank raised its estimate for the drop in global gross domestic product ("GDP") for 2009. In currencies, the dollar was initially strong but then fell back, gaining 0.3% on the euro, 5.7% against the yen, but losing 12.4% against the pound.

While credit markets had improved since the dark days of late 2008, most banks had tightened lending standards despite large capital infusions under the Troubled Asset Relief Program ("TARP"). The problem remained the enormous volumes of distressed loans and toxic assets of indeterminate value on bank balance sheets. The Administration soon announced a Public-Private Investment Program to buy these assets up. The Federal Reserve would also expand its purchases of agency mortgage-backed securities and buy up to $300 billion in longer dated Treasuries to push mortgage interest rates lower. Another $750 billion beyond TARP would be made available. A $75 billion plan would cut mortgage payments for struggling homeowners. Much of this was set out in the president's first budget, which projected a $1.75 trillion deficit!

While policy initiatives helped on balance, the reasons for the collective resurgence of equities after March 9, 2009 are hard to pin down. Troubled Citigroup's claim on March 10 that the year 2009 had been profitable so far was one catalyst. More generally, the economic reports from which markets seemed to be taking heart were only improving weakly and erratically. Nonetheless they were soon being referred to as "green shoots".

In housing, the Standard & Poor's ("S&P")/Case-Shiller National U.S. Home Price Index(2) of house prices in 20 cities sank a record 19% year-over-year in January. But from there the declines moderated to 18.1% in the most recent report. By the end of June 2009, sales of existing homes had risen for two months and the proportion of distressed sales was down to about one-third, from nearly half earlier in the year.

A flimsier (but welcome) green shoot emerged in the final employment report, where May payrolls fell by the smallest number in eight months, even as the rate increased to 9.4%, a 25-year record. The fall in the 2009 first quarter GDP was revised down to 5.5% annualized, having first been reported near the 2008 fourth quarter's decades high 6.3%.

Consumer demand was weak, evidenced by the largest annual drop in the consumer price index, 1.3%, since 1950. But the government's stimulus plan boosted incomes by 1.4% in May 2009, sending the savings rate to 6.9%, the most in 15 years. Still, retail sales were reported higher, the first increase in three months.

U.S. fixed income markets at first sight had an undistinguished first half. The Barclays Capital U.S. Aggregate Bond Index(3) of investment grade bonds returned 1.90%. But within this figure improved risk appetite propelled the index of investment grade corporate bonds to an 8.32% gain amid surging new issuances. Conversely, the Treasury index lost 4.30%, weighed by concerns about massive government borrowing, and the excess yield on 10-year Treasuries over 2-year issues briefly reached a record 275 basis points ("bp"). The star performers however, were high yield bonds, represented by the Barclays Capital High Yield Bond-2% Issuer Constrained Index(4), which returned a remarkable 30.92%. By contrast, the yield on the 90-day Treasury Bills remained in the range of 6bp to 31bp throughout the period.

U.S. equities, represented by the S&P 500® Index,(5) including dividends, returned 3.2% in the first six months of 2009. As with stock markets generally, March 9, 2009, marked the low point for the index, closing at September 1996 levels. Profits for S&P 500® Index companies would be certain to suffer their eighth straight quarter of decline, but from March 9, 2009, investors only had eyes for green shoots and from there the market returned 36.9%, led by the financials component which soared 93.1%. The index broke through its 200-day moving average on June 1, 2009, but then drifted back, finally returning the last of the month's gains on June 30, 2009, as a reading of consumer confidence disappointed.

In international markets, the MSCI Japan® Index(6) rose 9.2% for the six months through June 30, 2009. The slump in exports stabilized during the period and despite two consecutive quarterly falls in GDP of 3.8%,

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2009

there were hopes that stimulus packages in China and in Japan itself would speed a recovery. The MSCI Europe ex UK® Index(7) added 3.8%. Despite a bigger than expected drop in GDP of 2.5% in the first quarter and the first annual decline in consumer prices for 48 years, confidence proved resilient. The European Central Bank cut rates to 1% and finally embarked on a program to lend unlimited amounts to banks for one year at this interest rate. The MSCI UK® Index(8) lost 1.3%. The Bank of England reduced rates three times, to 0.5%, the lowest since it was founded in 1694, as the UK suffered the largest annual fall in GDP, 4.9%, since records began in 1948.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(3)  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(4)  The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of non-investment grade fixed-income securities.

(5)  The S&P 500® Index is an unmanaged index tha.t measures the performance of securities of approximately 500 of the largest companies in the United States.

(6)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(7)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(8)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Parenthesis denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,022.20	1.13%	$5.67	$1,000.00	$1,019.19	1.13%	$5.66
Class I	1,000.00	1,021.50	0.63	3.16	1,000.00	1,021.67	0.63	3.16
Class S	1,000.00	1,020.40	0.88	4.41	1,000.00	1,020.43	0.88	4.41
Class S2(1)	1,000.00	1,166.60	1.03	3.79	1,000.00	1,019.69	1.03	5.16
ING Growth and Income Portfolio
Class ADV	$1,000.00	$1,072.50	1.11%	$5.70	$1,000.00	$1,019.29	1.11%	$5.56
Class I	1,000.00	1,074.80	0.61	3.14	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,074.00	0.86	4.42	1,000.00	1,020.53	0.86	4.31
Class S2(1)	1,000.00	1,271.90	1.01	3.90	1,000.00	1,019.79	1.01	5.06
ING Opportunistic LargeCap Growth Portfolio
Class ADV	$1,000.00	$1,077.90	1.22%	$6.29	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	1,079.30	0.72	3.71	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,078.20	0.97	5.00	1,000.00	1,019.98	0.97	4.86

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124 day period ended June 30, 2009.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Small Company Portfolio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2009*
Class ADV	$1,000.00	$1,027.00	1.36%	$6.84	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,029.40	0.86	4.33	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,028.90	1.11	5.58	1,000.00	1,019.29	1.11	5.56
Class S2(1)	1,000.00	1,283.10	1.26	4.89	1,000.00	1,018.55	1.26	6.31
ING Opportunistic LargeCap Portfolio
Class ADV	$1,000.00	$945.90	1.22%	$5.89	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	946.00	0.72	3.47	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	944.90	0.97	4.68	1,000.00	1,019.98	0.97	4.86
ING Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,015.30	1.01%	$5.05	$1,000.00	$1,019.79	1.01%	$5.06
Class I	1,000.00	1,021.30	0.51	2.56	1,000.00	1,022.27	0.51	2.56
Class S	1,000.00	1,020.60	0.76	3.81	1,000.00	1,021.03	0.76	3.81
Class S2(1)	1,000.00	1,048.70	0.91	3.17	1,000.00	1,020.28	0.91	4.56
ING Money Market Portfolio
Class I	$1,000.00	$1,002.00	0.36%	$1.79	$1,000.00	$1,023.01	0.36%	$1.81
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV	$1,000.00	$1,184.60	1.56%	$8.45	$1,000.00	$1,017.06	1.56%	$7.80
Class I	1,000.00	1,189.00	1.06	5.75	1,000.00	1,019.54	1.06	5.31
Class S	1,000.00	1,187.70	1.31	7.11	1,000.00	1,018.30	1.31	6.56
Class S2(1)	1,000.00	1,282.40	1.46	5.66	1,000.00	1,017.55	1.46	7.30

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was February 27, 2009. Expenses paid for the Actual Portfolio Return reflect the 124 day period ended June 30, 2009.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING Small Company Portfolio
ASSETS:
Investments in securities at value+*	$585,328,098	$2,003,790,848	$67,921,139	$500,370,826
Short-term investments**	48,806,335	28,476,975	1,798,322	31,278,815
Short-term investments in affiliates***	17,914,000	35,788,000	188,000	2,651,000
Cash	29,980,470	692,981	361	346
Cash collateral for futures	3,195,034	—	—	—
Foreign currencies at value****	196,427	120,926	—	—
Receivables:
Investment securities sold	18,803,234	—	1,474,655	13,523,329
Investment securities sold on a delayed-delivery or when-issued basis	41,988,857	—	—	—
Fund shares sold	84,467	131,785	19,678	1,118,017
Dividends and interest	1,928,012	2,132,439	77,386	620,624
Upfront payments made on swap agreements	260,842	—	—	—
Unrealized appreciation on swap agreements	201,318	—	—	—
Prepaid expenses	11,395	37,386	1,319	8,237
Total assets	748,698,489	2,071,171,340	71,480,860	549,571,194
LIABILITIES:
Payable for investment securities purchased	19,273,729	5,018,095	1,033,039	9,003,728
Payable for investment securities purchased on a delayed-delivery or when-issued basis	90,646,811	—	—	—
Payable for fund shares redeemed	468,311	1,314,063	31,836	234,316
Payable upon receipt of securities loaned	49,131,766	28,561,378	1,833,148	31,619,673
Payable for terminated investment contracts (Note 12)	716,432	—	—	—
Upfront payments received on swap agreements	293,772	—	—	—
Unrealized depreciation on swap agreements	497,723	—	—	—
Payable to affiliates	269,781	991,676	39,009	355,914
Payable for directors fees	14,425	18,449	6,788	1,450
Other accrued expenses and liabilities	88,416	266,013	33,990	63,459
Total liabilities	161,401,166	36,169,674	2,977,810	41,278,540
NET ASSETS	$587,297,323	$2,035,001,666	$68,503,050	$508,292,654
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$854,937,511	$4,634,494,770	$258,144,637	$675,074,215
Undistributed net investment income	4,475,309	14,914,555	204,542	1,637,284
Accumulated net realized loss on investments, foreign currency related transactions, futures, and swaps	(261,031,403)	(2,717,496,663)	(191,627,074)	(161,911,042)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(11,084,094)	103,089,004	1,780,945	(6,507,803)
NET ASSETS	$587,297,323	$2,035,001,666	$68,503,050	$508,292,654
+ Including securities loaned at value	$48,022,737	$27,102,777	$1,757,806	$30,577,132
* Cost of investments in securities	$595,608,301	$1,900,617,561	$66,105,368	$506,537,771
** Cost of short-term investments	$49,131,766	$28,561,378	$1,833,148	$31,619,673
*** Cost of short-term investments in affiliates	$17,914,000	$35,788,000	$188,000	$2,651,000
**** Cost of foreign currencies	$164,779	$119,755	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING Small Company Portfolio
Class ADV:
Net assets	$611	$659,889	$647,434	$3,184
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	68	40,923	86,692	270
Net asset value and redemption price per share	$8.95	$16.13	$7.47	$11.81
Class I:
Net assets	$580,828,964	$1,749,938,410	$60,245,466	$455,089,322
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	65,007,808	107,783,192	8,074,693	38,048,137
Net asset value and redemption price per share	$8.93	$16.24	$7.46	$11.96
Class S:
Net assets	$6,464,416	$284,399,553	$7,610,150	$53,196,326
Shares authorized	500,000,000	unlimited	100,000,000	100,000,000
Par value	$0.001	$1.000	$0.001	$0.001
Shares outstanding	726,855	17,657,362	1,026,632	4,497,760
Net asset value and redemption price per share	$8.89	$16.11	$7.41	$11.83
Class S2:
Net assets	$3,332	$3,814	n/a	$3,822
Shares authorized	500,000,000	unlimited	n/a	100,000,000
Par value	$0.001	$1.000	n/a	$0.001
Shares outstanding	376	236	n/a	324
Net asset value and redemption price per share	$8.85	$16.14	n/a	$11.81

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED)

	ING Opportunistic LargeCap Portfolio	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$75,026,930	$3,121,365,722	$—	$214,549,077
Short-term investments**	1,103,446	641,131,157	927,609	7,236,530
Short-term investments in affiliates***	634,000	76,799,000	—	—
Short-term investments at amortized cost	—	189,218,692	1,340,248,341	—
Repurchase agreement	—	—	161,412,000	—
Cash	191	4,754,319	2,219	4,686,072
Cash collateral for futures	—	31,258,668	—	—
Foreign currencies at value****	—	2,125,390	—	1,176,005
Receivables:
Investment securities sold	2,203,797	226,610,357	95,881,450	3,295,174
Investment securities sold on a delayed-delivery or when-issued basis	—	385,456,692	—	—
Fund shares sold	75,359	9,632,485	16,502	723
Dividends and interest	91,194	19,603,699	1,293,241	38,862
Unrealized appreciation on forward foreign currency contracts	—	—	—	2,975
Upfront payments made on swap agreements	—	3,487,455	—	—
Unrealized appreciation on swap agreements	—	2,481,358	—	—
Prepaid expenses	1,589	58,138	36,311	2,831
Reimbursement due from manager	—	—	—	8,391
Total assets	79,136,506	4,713,983,132	1,599,817,673	230,996,640
LIABILITIES:
Payable for investment securities purchased	1,824,499	245,578,998	—	4,788,492
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	1,086,283,616	—	—
Payable for fund shares redeemed	28	1,538,332	15,047,988	821,341
Payable upon receipt of securities loaned	1,148,804	533,761,298	1,077,010	7,315,890
Payable for terminated investment contracts (Note 12)	—	2,597,084	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	70,251
Upfront payments received on swap agreements	—	3,902,356	—	—
Unrealized depreciation on swap agreements	—	6,401,442	—	—
Payable to affiliates	43,596	1,283,071	404,320	208,835
Payable for directors fees	4,294	1,760	—	874
Payable for borrowings against line of credit	—	2,430,000	—	—
Other accrued expenses and liabilities	25,375	144,590	17,417	44,265
Total liabilities	3,046,596	1,883,922,547	16,546,946	13,249,948
NET ASSETS	$76,089,910	$2,830,060,585	$1,583,270,938	$217,746,692
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$130,390,460	$3,375,104,788	$1,584,783,463	$278,603,239
Undistributed net investment income	841,960	21,783,562	775	465,885
Accumulated net realized loss on investments, foreign currency related transactions, futures, and swaps	(55,615,531)	(416,212,208)	(1,363,899)	(55,600,037)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	473,021	(150,615,557)	(149,401)	(5,722,395)
NET ASSETS	$76,089,910	$2,830,060,585	$1,583,270,938	$217,746,692
+ Including securities loaned at value	$1,108,732	$522,237,271	$1,058,427	$6,919,949
* Cost of investments in securities	$74,508,551	$3,264,711,291	$—	$220,134,510
** Cost of short-term investments	$1,148,804	$642,921,804	$1,077,010	$7,315,890
*** Cost of short-term investments in affiliates	$634,000	$76,799,000	$—	$—
**** Cost of foreign currencies	$—	$1,791,710	$—	$1,167,250

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	ING Opportunistic LargeCap Portfolio	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
Class A:
Net assets	$498	$839	n/a	$3,515
Shares authorized	100,000,000	unlimited	n/a	100,000,000
Par value	$0.001	$1.000	n/a	$0.001
Shares outstanding	64	74	n/a	912
Net asset value and redemption price per share	$7.84	$11.29	n/a	$3.85
Class I:
Net assets	$65,693,243	$1,654,978,266	$1,583,270,938	$73,897,556
Shares authorized	100,000,000	unlimited	unlimited	100,000,000
Par value	$0.001	$1.000	$1.000	$0.001
Shares outstanding	8,322,637	146,999,294	1,579,677,662	18,952,388
Net asset value and redemption price per share	$7.89	$11.26	$1.00	$3.90
Class S:
Net assets	$10,396,169	$1,175,078,348	n/a	$143,841,775
Shares authorized	100,000,000	unlimited	n/a	100,000,000
Par value	$0.001	$1.000	n/a	$0.001
Shares outstanding	1,323,914	104,955,235	n/a	37,250,477
Net asset value and redemption price per share	$7.85	$11.20	n/a	$3.86
Class S2:
Net assets	n/a	$3,132	n/a	$3,846
Shares authorized	n/a	unlimited	n/a	100,000,000
Par value	n/a	$1.000	n/a	$0.001
Shares outstanding	n/a	278	n/a	997
Net asset value and redemption price per share	n/a	$11.26	n/a	$3.86

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Opportunistic LargeCap Growth Portfolio	ING Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$4,293,883	$20,774,124	$448,955	$3,547,859
Interest	5,251,454	39,782	—	—
Securities lending income, net	120,702	50,893	—	60,058
Total investment income	9,666,039	20,864,799	448,955	3,607,917
EXPENSES:
Investment management fees	1,406,130	4,581,015	194,189	1,729,564
Distribution and service fees:
Class ADV	—	1,606	1,446	8
Class S	7,766	331,328	9,171	57,969
Class S2	4	6	—	6
Transfer agent fees	739	6,653	319	427
Administrative service fees	154,669	503,898	17,800	126,831
Shareholder reporting expense	21,085	79,378	2,055	11,540
Registration fees	293	795	—	183
Professional fees	56,120	116,886	4,858	32,960
Custody and accounting expense	70,680	123,482	1,073	38,285
Directors fees	33,690	96,873	4,237	21,480
Miscellaneous expense	44,479	126,023	7,038	27,133
Merger expense	—	—	1,414	—
Interest expense	—	1,083	—	—
Total expenses	1,795,655	5,969,026	243,600	2,046,386
Net waived and reimbursed fees	(7,539)	(18,782)	(212)	(4,734)
Net expenses	1,788,116	5,950,244	243,388	2,041,652
Net investment income	7,877,923	14,914,555	205,567	1,566,265
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS
Net realized gain (loss) on:
Investments	(109,007,495)	(170,570,339)	(9,219,278)	(87,746,890)
Foreign currency related transactions	(359,853)	(5,113)	—	—
Futures	1,371,241	1,637,534	—	—
Swaps	2,844,583	—	—	—
Net realized loss on investments, foreign currency related transactions, futures, and swaps	(105,151,524)	(168,937,918)	(9,219,278)	(87,746,890)
Net change in unrealized appreciation or depreciation on:
Investments	112,574,076	295,611,061	13,978,982	109,508,803
Foreign currency related transactions	194,261	(16,514)	—	—
Futures	247,401	(24,446)	—	—
Swaps	(3,923,387)	—	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	109,092,351	295,570,101	13,978,982	109,508,803
Net realized and unrealized gain on investments, foreign currency related transactions, futures, and swaps	3,940,827	126,632,183	4,759,704	21,761,913
Increase in net assets resulting from operations	$11,818,750	$141,546,738	$4,965,271	$23,328,178
* Foreign taxes withheld	$1,105	$371,899	$—	$1,466
(1) Dividends from affiliates	$22,928	$62,243	$990	$20,302

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

	ING Opportunistic LargeCap Portfolio	ING Intermediate Bond Portfolio	ING Money Market Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,122,174	$1,104,800	$—	$874,191
Interest	—	63,199,070	6,565,191	7,111
Securities lending income, net	767	1,171,669	—	18,086
Total investment income	1,122,941	65,475,539	6,565,191	899,388
EXPENSES:
Investment management fees	221,549	5,567,861	2,128,000	810,156
Distribution and service fees:
Class ADV	—	4	—	8
Class S	12,722	1,422,065	—	135,734
Class S2	—	4	—	6
Transfer agent fees	380	6,353	1,181	480
Administrative service fees	20,308	765,556	468,151	46,902
Shareholder reporting expense	3,160	79,810	80,396	6,154
Registration fees	—	957	2,079	—
Professional fees	7,277	209,020	144,239	22,557
Custody and accounting expense	4,490	179,075	79,135	27,693
Directors fees	2,490	125,930	93,742	9,611
Miscellaneous expense	7,657	171,057	80,659	16,493
Interest expense	—	1,466	—	—
Total expenses	280,033	8,529,158	3,077,582	1,075,794
Net waived and reimbursed fees	(167)	(42,973)	—	(40,194)
Net expenses	279,866	8,486,185	3,077,582	1,035,600
Net investment income (loss)	843,075	56,989,354	3,487,609	(136,212)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS
Net realized gain (loss) on:
Investments	(24,649,629)	(320,171,741)	741,616	(18,328,430)
Foreign currency related transactions	—	(6,156,406)	—	(370,249)
Futures	—	12,056,252	—	—
Swaps	—	31,113,695	—	—
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	(24,649,629)	(283,158,200)	741,616	(18,698,679)
Net change in unrealized appreciation or depreciation on:
Investments	18,781,901	304,555,766	—	49,450,443
Foreign currency related transactions	—	2,639,063	—	539,610
Futures	—	12,940,053	—	—
Swaps	—	(41,527,907)	—	—
Net change in unrealized appreciation or depreciation on investments foreign currency related transactions, futures, and swaps	18,781,901	278,606,975	—	49,990,053
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, amd swaps	(5,867,728)	(4,551,225)	741,616	31,291,374
Increase (decrease) in net assets resulting from operations	$(5,024,653)	$52,438,129	$4,229,225	$31,155,162
* Foreign taxes withheld	$2,654	$—	$—	$28,275
(1) Dividends from affiliates	$630	$209,959	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING Growth and Income Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$7,877,923	$25,162,629	$14,914,555	$39,466,367
Net realized loss on investments, foreign currency related transactions, futures, swaps, and payments by affiliates	(105,151,524)	(151,906,752)	(168,937,918)	(673,802,804)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	109,092,351	(137,938,086)	295,570,101	(515,276,248)
Increase (decrease) in net assets resulting from operations	11,818,750	(264,682,209)	141,546,738	(1,149,612,685)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(24)	(24)	—	(11,483)
Class I	(27,220,392)	(30,852,412)	—	(33,754,627)
Class S	(283,520)	(281,504)	—	(5,751,055)
Class S2	(162)	—	—	—
Net realized gains:
Class ADV	—	(81)	—	—
Class I	—	(79,796,689)	—	—
Class S	—	(795,569)	—	—
Total distributions	(27,504,098)	(111,726,279)	—	(39,517,165)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,136,420	5,172,233	127,090,772	347,174,111
Proceeds from shares issued in merger (Note 14)	—	—	—	353,711,801
Reinvestment of distributions	27,503,912	111,726,174	—	39,492,686
	42,640,332	116,898,407	127,090,772	740,378,598
Cost of shares redeemed	(49,157,260)	(187,770,892)	(146,663,775)	(460,715,815)
Net increase (decrease) in net assets resulting from capital share transactions	(6,516,928)	(70,872,485)	(19,573,003)	279,662,783
Net increase (decrease) in net assets	(22,202,276)	(447,280,973)	121,973,735	(909,467,067)
NET ASSETS:
Beginning of period	609,499,599	1,056,780,572	1,913,027,931	2,822,494,998
End of period	$587,297,323	$609,499,599	$2,035,001,666	$1,913,027,931
Undistributed net investment income at end of period	$4,475,309	$24,101,484	$14,914,555	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Opportunistic LargeCap Growth Portfolio		ING Small Company Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$205,567	$426,592	$1,566,265	$3,896,021
Net realized loss on investments	(9,219,278)	(42,958,725)	(87,746,890)	(73,348,618)
Net change in unrealized appreciation or depreciation on investments	13,978,982	(18,373,805)	109,508,803	(127,986,885)
Increase (decrease) in net assets resulting from operations	4,965,271	(60,905,938)	23,328,178	(197,439,482)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(21)	—
Class I	(404,193)	(749,873)	(3,140,359)	(5,835,407)
Class S	(18,353)	(45,652)	(330,410)	(24,190)
Class S2	—	—	(26)	—
Net realized gains:
Class I	—	—	—	(73,864,230)
Class S	—	—	—	(384,889)
Total distributions	(422,546)	(795,525)	(3,470,816)	(80,108,716)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,572,736	5,106,219	76,638,436	213,494,928
Reinvestment of distributions	422,546	795,525	3,470,816	80,108,716
	2,995,282	5,901,744	80,109,252	293,603,644
Cost of shares redeemed	(6,070,728)	(36,759,935)	(57,068,076)	(157,042,784)
Net increase (decrease) in net assets resulting from capital share transactions	(3,075,446)	(30,858,191)	23,041,176	136,560,860
Net increase (decrease) in net assets	1,467,279	(92,559,654)	42,898,538	(140,987,338)
NET ASSETS:
Beginning of period	67,035,771	159,595,425	465,394,116	606,381,454
End of period	$68,503,050	$67,035,771	$508,292,654	$465,394,116
Undistributed net investment income at end of period	$204,542	$421,521	$1,637,284	$3,541,835

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Opportunistic LargeCap Portfolio		ING Intermediate Bond Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income	$843,075	$2,635,604	$56,989,354	$171,309,481
Net realized loss on investments, foreign currency related transactions, futures, swaps, and payments by affiliates	(24,649,629)	(29,961,978)	(283,158,200)	(95,627,508)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	18,781,901	(25,565,739)	278,606,975	(382,926,910)
Increase (decrease) in net assets resulting from operations	(5,024,653)	(52,892,113)	52,438,129	(307,244,937)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(13)	(11)	—	(47)
Class I	(2,288,544)	(2,288,554)	(7,992,679)	(118,136,444)
Class S	(323,400)	(316,610)	(2,661,647)	(72,938,302)
Class S2	—	—	(15)	—
Net realized gains:
Class ADV	—	(140)	—	(23)
Class I	—	(17,966,905)	—	(47,870,738)
Class S	—	(3,013,623)	—	(29,295,110)
Total distributions	(2,611,957)	(23,585,843)	(10,654,341)	(268,240,664)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	992,305	1,563,145	236,021,862	1,096,749,148
Proceeds from shares issued in merger (Note 14)	—	—	—	48,015,614
Reinvestment of distributions	2,611,944	23,585,688	10,652,225	268,200,908
	3,604,249	25,148,833	246,674,087	1,412,965,670
Cost of shares redeemed	(5,623,423)	(30,249,954)	(415,802,241)	(1,226,745,331)
Net increase (decrease) in net assets resulting from capital share transactions	(2,019,174)	(5,101,121)	(169,128,154)	186,220,339
Net decrease in net assets	(9,655,784)	(81,579,077)	(127,344,366)	(389,265,262)
NET ASSETS:
Beginning of period	85,745,694	167,324,771	2,957,404,951	3,346,670,213
End of period	$76,089,910	$85,745,694	$2,830,060,585	$2,957,404,951
Undistributed net investment income (distributions in excess of net investment income) at end of period	$841,960	$2,610,842	$21,783,562	$(24,551,451)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Money Market Portfolio		ING BlackRock Science and Technology Opportunities Portfolio
	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008
FROM OPERATIONS:
Net investment income (loss)	$3,487,609	$46,716,063	$(136,212)	$48,982
Net realized gain (loss) on investments and foreign currency related transactions	741,616	2,471,989	(18,698,679)	(17,342,801)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	—	(149,401)	49,990,053	(70,362,339)
Increase (decrease) in net assets resulting from operations	4,229,225	49,038,651	31,155,162	(87,656,158)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,486,834)	(124,653,168)	—	—
Total distributions	(3,486,834)	(124,653,168)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	58,471,183	384,970,723	58,859,984	52,450,776
Proceeds from shares issued in merger (Note 14)	—	—	—	123,216,459
Reinvestment of distributions	3,486,834	124,653,168	—	—
	61,958,017	509,623,891	58,859,984	175,667,235
Cost of shares redeemed	(278,262,395)	(346,315,736)	(17,717,867)	(41,644,715)
Net increase (decrease) in net assets resulting from capital share transactions	(216,304,378)	163,308,155	41,142,117	134,022,520
Net increase (decrease) in net assets	(215,561,987)	87,693,638	72,297,279	46,366,362
NET ASSETS:
Beginning of period	1,798,832,925	1,711,139,287	145,449,413	99,083,051
End of period	$1,583,270,938	$1,798,832,925	$217,746,692	$145,449,413
Undistributed net investment income at end of period	$775	$—	$465,885	$602,097

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Balanced Portfolio
Class ADV
06-30-09	9.11	0.09		0.10	0.19	0.35	—	—	0.35	8.95
12-31-08	14.34	0.29		(4.03)	(3.74)	0.34	1.15	—	1.49	9.11
12-31-07	14.65	0.29		0.37	0.66	0.39	0.58	—	0.97	14.34
12-29-06(4)-12-31-06	14.65	(0.00	)*	—	(0.00)*	—	—	—	—	14.65
Class I
06-30-09	9.18	0.14		0.04	0.18	0.43	—	—	0.43	8.93
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45	1.15	—	1.60	9.18
12-31-07	14.65	0.39	•	0.38	0.77	0.39	0.58	—	0.97	14.45
12-31-06	13.64	0.34	•	1.00	1.34	0.33	—	—	0.33	14.65
12-31-05	13.40	0.29	•	0.27	0.56	0.32	—	—	0.32	13.64
12-31-04	12.50	0.29		0.87	1.16	0.26	—	—	0.26	13.40
Class S
06-30-09	9.12	0.13		0.04	0.17	0.40	—	—	0.40	8.89
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41	1.15	—	1.56	9.12
12-31-07	14.57	0.35	•	0.38	0.73	0.36	0.58	—	0.94	14.36
12-31-06	13.58	0.32	•	0.97	1.29	0.30	—	—	0.30	14.57
12-31-05	13.35	0.27		0.25	0.52	0.29	—	—	0.29	13.58
12-31-04	12.49	0.22		0.89	1.11	0.25	—	—	0.25	13.35
Class S2
02-27-09(4)-06-30-09	7.97	0.06	•	1.25	1.31	0.43	—	—	0.43	8.85
ING Growth and Income Portfolio
Class ADV
06-30-09	15.04	0.10		0.99	1.09	—	—	—	—	16.13
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22	—	—	0.22	15.04
12-31-07	23.38	0.72	•	0.84	1.56	0.33	—	—	0.33	24.61
12-20-06(4)-12-31-06	23.70	0.01	•	(0.06)	(0.05)	0.27	—	—	0.27	23.38
Class I
06-30-09	15.11	0.12		1.01	1.13	—	—	—	—	16.24
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32	—	—	0.32	15.11
12-31-07	23.38	0.33	•	1.40	1.73	0.35	—	—	0.35	24.76
12-31-06	20.71	0.25	•	2.69	2.94	0.27	—	—	0.27	23.38
12-31-05	19.35	0.23		1.35	1.58	0.22	—	—	0.22	20.71
12-31-04	18.28	0.28		1.24	1.52	0.45	—	—	0.45	19.35
Class S
06-30-09	15.00	0.11		1.00	1.11	—	—	—	—	16.11
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30	—	—	0.30	15.00
12-31-07	23.30	0.37	•	1.29	1.66	0.33	—	—	0.33	24.63
12-31-06	20.69	0.20	•	2.64	2.84	0.23	—	—	0.23	23.30
12-31-05	19.34	0.14		1.41	1.55	0.20	—	—	0.20	20.69
12-31-04	18.26	0.21		1.26	1.47	0.39	—	—	0.39	19.34
Class S2
02-27-09(4)-06-30-09	12.69	0.04		3.41	3.45	—	—	—	—	16.14

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Balanced Portfolio
Class ADV
06-30-09	2.22		1.14	1.13	†	1.13	†	2.12	†	1	182
12-31-08	(28.62)		1.12	1.12	†	1.12	†	2.44	†	1	294
12-31-07	4.78		1.10	1.10	†	1.10	†	2.05	†	1	257
12-29-06(4)-12-31-06	—		1.10	1.10	†	1.10	†	(1.10	)†	1	236
Class I
06-30-09	2.15		0.64	0.63	†	0.63	†	2.80	†	580,829	182
12-31-08	(28.10)		0.62	0.62	†	0.62	†	2.97	†	602,815	294
12-31-07	5.57		0.60	0.60	†	0.60	†	2.68	†	1,046,498	257
12-31-06	9.99		0.60	0.60	†	0.60	†	2.44	†	1,183,928	236
12-31-05	4.24		0.60	0.60		0.60		2.30		1,236,327	308
12-31-04	9.42		0.59	0.59		0.59		2.15		1,357,854	272
Class S
06-30-09	2.04		0.89	0.88	†	0.88	†	2.61	†	6,464	182
12-31-08	(28.28)		0.87	0.87	†	0.87	†	2.73	†	6,684	294
12-31-07	5.31		0.85	0.85	†	0.85	†	2.43	†	10,281	257
12-31-06	9.62		0.85	0.85	†	0.85	†	2.29	†	10,683	236
12-31-05	3.99		0.85	0.85		0.85		2.06		3,170	308
12-31-04	9.06		0.84	0.84		0.84		1.98		3,116	272
Class S2
02-27-09(4)-06-30-09	16.66		1.14	1.03	†	1.03	†	2.21	†	3	182
ING Growth and Income Portfolio
Class ADV
06-30-09	7.25		1.12	1.11	†	1.11	†	1.24	†	660	54
12-31-08	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
12-31-07	6.66		1.09	1.09	†	1.09	†	2.95	†	1,211	146
12-20-06(4)-12-31-06	(0.23)		1.09	1.09	†	1.09	†	1.08	†	1	103
Class I
06-30-09	7.48		0.62	0.61	†	0.61	†	1.66	†	1,749,938	54
12-31-08	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
12-31-07	7.40		0.59	0.59	†	0.59	†	1.32	†	2,796,115	146
12-31-06	14.20		0.59	0.59	†	0.59	†	1.15	†	3,098,120	103
12-31-05	8.13		0.59	0.59		0.59		1.03		3,146,025	80
12-31-04	8.39		0.58	0.58		0.58		1.41		3,531,422	139
Class S
06-30-09	7.40		0.87	0.86	†	0.86	†	1.43	†	284,400	54
12-31-08	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
12-31-07	7.13		0.84	0.84	†	0.84	†	1.50	†	25,169	146
12-31-06	13.72		0.84	0.84	†	0.84	†	0.94	†	4,758	103
12-31-05	7.98		0.84	0.84		0.84		0.78		2,431	80
12-31-04	8.10		0.83	0.83		0.83		1.18		1,776	139
Class S2
02-27-09(4)-06-30-09	27.19		1.12	1.01	†	1.01	†	0.85	†	4	54

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Opportunistic LargeCap Growth Portfolio
Class ADV
06-30-09	6.93	0.00	*	0.54	0.54	—	—	—	—	7.47
12-31-08	12.46	(0.01	)•	(5.52)	(5.53)	—	—	—	—	6.93
12-31-07	10.65	(0.02	)•	1.85	1.83	0.02	—	—	0.02	12.46
12-29-06(4)-12-31-06	10.65	(0.00	)*	—	(0.00)*	—	—	—	—	10.65
Class I
06-30-09	6.96	0.03		0.52	0.55	0.05	—	—	0.05	7.46
12-31-08	12.53	0.05		(5.54)	(5.49)	0.08	—	—	0.08	6.96
12-31-07	10.65	0.05	•	1.85	1.90	0.02	—	—	0.02	12.53
12-31-06	10.38	0.02	•	0.26	0.28	0.01	—	—	0.01	10.65
12-31-05	9.56	0.02		0.87	0.89	0.07	—	—	0.07	10.38
12-31-04	8.93	0.06		0.58	0.64	0.01	—	—	0.01	9.56
Class S
06-30-09	6.89	0.01		0.53	0.54	0.02	—	—	0.02	7.41
12-31-08	12.39	0.02	•	(5.49)	(5.47)	0.03	—	—	0.03	6.89
12-31-07	10.56	0.00	*	1.85	1.85	0.02	—	—	0.02	12.39
12-31-06	10.31	(0.01)		0.26	0.25	—	—	—	—	10.56
12-31-05	9.50	(0.00	)*	0.85	0.85	0.04	—	—	0.04	10.31
12-31-04	8.88	0.04		0.58	0.62	—	—	—	—	9.50
ING Small Company Portfolio
Class ADV
06-30-09	11.58	0.01		0.30	0.31	0.08	—	—	0.08	11.81
12-16-08(4)-12-31-08	11.13	0.00	*•	0.45	0.45	—	—	—	—	11.58
Class I
06-30-09	11.70	0.03		0.31	0.34	0.08	—	—	0.08	11.96
12-31-08	19.56	0.11	•	(5.52)	(5.41)	0.18	2.27	—	2.45	11.70
12-31-07	21.70	0.24	•	0.99	1.23	0.04	3.33	—	3.37	19.56
12-31-06	21.65	0.05		3.46	3.51	0.09	3.37	—	3.46	21.70
12-31-05	19.94	0.10		1.92	2.02	0.03	0.28	—	0.31	21.65
12-31-04	17.48	0.04		2.47	2.51	0.05	—	—	0.05	19.94
Class S
06-30-09	11.57	0.02	•	0.31	0.33	0.07	—	—	0.07	11.83
12-31-08	19.39	0.09	•	(5.50)	(5.41)	0.14	2.27	—	2.41	11.57
12-31-07	21.54	0.18	•	1.00	1.18	—	3.33	—	3.33	19.39
12-31-06	21.59	(0.05	)•	3.41	3.36	0.04	3.37	—	3.41	21.54
12-31-05	19.90	0.06		1.92	1.98	0.01	0.28	—	0.29	21.59
12-31-04	17.49	0.03	•	2.43	2.46	0.05	—	—	0.05	19.90
Class S2
02-27-09(4)-06-30-09	9.27	0.01	•	2.61	2.62	0.08	—	—	0.08	11.81

		Ratios to average net assets							Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Opportunistic LargeCap Growth Portfolio
Class ADV
06-30-09	7.79	1.22	1.22	†	1.22	†	0.15	†	647	77
12-31-08	(44.38)	1.24	1.24	†	1.24	†	(0.08	)†	590	259
12-31-07	17.21	1.20	1.20	†	1.20	†	(0.18	)†	1,386	279
12-29-06(4)-12-31-06	—	1.19	1.19		1.19		(1.19)		1	188
Class I
06-30-09	7.93	0.72	0.72	†	0.72	†	0.67	†	60,245	77
12-31-08	(44.06)	0.74	0.74	†	0.74	†	0.43	†	59,412	259
12-31-07	17.86	0.70	0.70	†	0.70	†	0.42	†	137,104	279
12-31-06	2.65	0.69	0.69		0.69		0.19		186,495	188
12-31-05	9.38 (c)	0.69	0.69		0.69		0.08		175,297	119
12-31-04	7.19	0.69	0.69		0.69		0.61		193,280	123
Class S
06-30-09	7.82	0.97	0.97	†	0.97	†	0.42	†	7,610	77
12-31-08	(44.21)	0.99	0.99	†	0.99	†	0.17	†	7,034	259
12-31-07	17.54	0.95	0.95	†	0.95	†	0.23	†	21,105	279
12-31-06	2.42	0.94	0.94		0.94		(0.06)		273	188
12-31-05	9.05 (c)	0.94	0.94		0.94		(0.17)		285	119
12-31-04	6.98	0.94	0.94		0.94		0.44		356	123
ING Small Company Portfolio
Class ADV
06-30-09	2.70	1.36	1.36	†	1.36	†	0.20	†	3	72
12-16-08(4)-12-31-08	4.04	1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-09	2.94	0.86	0.86	†	0.86	†	0.70	†	455,089	72
12-31-08	(31.05)	0.85	0.85	†	0.85	†	0.71	†	420,626	145
12-31-07	5.90	0.84	0.84	†	0.84	†	1.16	†	603,492	106
12-31-06	16.79	0.85	0.85	†	0.85	†	0.26	†	512,446	83
12-31-05	10.27 (c)	0.85	0.85		0.85		0.43		393,700	72
12-31-04	14.39	0.84	0.84		0.84		0.21		461,014	93
Class S
06-30-09	2.89	1.11	1.11	†	1.11	†	0.45	†	53,196	72
12-31-08	(31.28)	1.10	1.10	†	1.10	†	0.71	†	44,764	145
12-31-07	5.68	1.09	1.09	†	1.09	†	0.90	†	2,890	106
12-31-06	16.07	1.10	1.10	†	1.10	†	(0.24	)†	2,162	83
12-31-05	10.05 (c)	1.10	1.10		1.10		0.26		68,768	72
12-31-04	14.09	1.09	1.09		1.09		0.19		72,225	93
Class S2
02-27-09(4)-06-30-09	28.31	1.36	1.26	†	1.26	†	0.37	†	4	72

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)
ING Opportunistic LargeCap Portfolio
Class ADV
06-30-09	8.52	0.08		(0.55)	(0.47)	0.21	—	—	0.21	7.84
12-31-08	15.82	0.20		(5.19)	(4.99)	0.16	2.15	—	2.31	8.52
12-31-07	15.72	0.16		0.20	0.36	0.26	—	—	0.26	15.82
12-29-06(4)-12-31-06	15.72	(0.00	)*	—	(0.00)*	—	—	—	—	15.72
Class I
06-30-09	8.65	0.10		(0.58)	(0.48)	0.28	—	—	0.28	7.89
12-31-08	16.05	0.29		(5.27)	(4.98)	0.27	2.15	—	2.42	8.65
12-31-07	15.84	0.23	•	0.24	0.47	0.26	—	—	0.26	16.05
12-31-06	13.84	0.23	•	1.98	2.21	0.21	—	—	0.21	15.84
12-31-05	13.19	0.19	•	0.71	0.90	0.25	—	—	0.25	13.84
12-31-04	12.08	0.24		0.98	1.22	0.11	—	—	0.11	13.19
Class S
06-30-09	8.58	0.10		(0.58)	(0.48)	0.25	—	—	0.25	7.85
12-31-08	15.93	0.26		(5.23)	(4.97)	0.23	2.15	—	2.38	8.58
12-31-07	15.72	0.19	•	0.24	0.43	0.22	—	—	0.22	15.93
12-31-06	13.77	0.19	•	1.96	2.15	0.20	—	—	0.20	15.72
12-31-05	13.12	0.16	•	0.71	0.87	0.22	—	—	0.22	13.77
12-31-04	12.03	0.13		1.05	1.18	0.09	—	—	0.09	13.12
ING Intermediate Bond Portfolio
Class ADV
06-30-09	11.12	0.22		(0.05)	0.17	—	—	—	—	11.29
12-31-08	13.23	0.58		(1.77)	(1.19)	0.62	0.30	—	0.92	11.12
12-31-07	12.96	0.63		0.09	0.72	0.45	—	—	0.45	13.23
12-20-06(4)-12-31-06	13.53	0.02		(0.06)	(0.04)	0.53	—	—	0.53	12.96
Class I
06-30-09	11.08	0.22		0.01	0.23	0.05	—	—	0.05	11.26
12-31-08	13.22	0.64	•	(1.73)	(1.09)	0.75	0.30	—	1.05	11.08
12-31-07	12.96	0.69	•	0.08	0.77	0.51	—	—	0.51	13.22
12-31-06	12.97	0.65	•	(0.12)	0.53	0.54	—	—	0.54	12.96
12-31-05	13.14	0.54		(0.13)	0.41	0.51	0.07	—	0.58	12.97
12-31-04	14.15	0.53		0.13	0.66	1.11	0.56	—	1.67	13.14
Class S
06-30-09	11.00	0.21		0.02	0.23	0.03	—	—	0.03	11.20
12-31-08	13.14	0.60	•	(1.72)	(1.12)	0.72	0.30	—	1.02	11.00
12-31-07	12.89	0.65	•	0.08	0.73	0.48	—	—	0.48	13.14
12-31-06	12.91	0.61	•	(0.12)	0.49	0.51	—	—	0.51	12.89
12-31-05	13.09	0.41		(0.03)	0.38	0.49	0.07	—	0.56	12.91
12-31-04	14.13	0.40		0.22	0.62	1.10	0.56	—	1.66	13.09
Class S2
02-27-09(4)-06-30-09	10.79	0.14	•	0.38	0.52	0.05	—	—	0.05	11.26
ING Money Market Portfolio(d)
Class I
06-30-09	1.00	0.00	*	0.00 *	0.00 *	0.00 *	—	—	0.00 *	1.00
12-31-08	1.05	0.02		0.00	0.02	0.07	—	—	0.07	1.00
12-31-07	1.04	0.05		(0.00)	0.05	0.04	—	—	0.04	1.05
12-31-06	1.02	0.05		0.00	0.05	0.03	—	—	0.03	1.04
12-31-05	1.00	0.03		(0.00)	0.03	0.01	—	—	0.01	1.02
12-31-04	1.00	0.01		(0.00)	0.01	0.01	—	—	0.01	1.00

			Ratios to average net assets							Supplemental data
	Total Return(1)		Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Opportunistic LargeCap Portfolio
Class ADV
06-30-09	(5.41)		1.22	1.22	†	1.22	†	1.93	†	0 *	143
12-31-08	(36.01	)(a)	1.21	1.21	†	1.21	†	1.68	†	1	132
12-31-07	2.33		1.19	1.19	†	1.19	†	0.99	†	1	197
12-29-06(4)-12-31-06	—		1.19	1.19		1.19		(1.19)		1	83
Class I
06-30-09	(5.40)		0.72	0.72	†	0.72	†	2.32	†	65,693	143
12-31-08	(35.61	)(a)	0.71	0.71	†	0.71	†	2.16	†	73,764	132
12-31-07	3.01		0.69	0.69	†	0.69	†	1.44	†	143,438	197
12-31-06	16.10		0.69	0.69		0.69		1.58		173,014	83
12-31-05	6.95		0.70	0.70		0.70		1.47		178,828	94
12-31-04	10.15		0.69	0.69		0.69		1.61		219,889	16
Class S
06-30-09	(5.51)		0.97	0.97	†	0.97	†	2.07	†	10,396	143
12-31-08	(35.80	)(a)	0.96	0.96	†	0.96	†	1.91	†	11,981	132
12-31-07	2.77		0.94	0.94	†	0.94	†	1.19	†	23,886	197
12-31-06	15.77		0.94	0.94		0.94		1.32		28,391	83
12-31-05	6.76		0.95	0.95		0.95		1.18		30,125	94
12-31-04	9.88		0.94	0.94		0.94		1.36		3,505	16
ING Intermediate Bond Portfolio
Class ADV
06-30-09	1.53		1.01	1.01	†	1.01	†	3.96	†	1	397
12-31-08	(9.16)		1.01	1.00	†	1.00	†	4.58	†	1	666
12-31-07	5.60	(b)	0.99	0.99	†	0.99	†	4.77	†	1	438
12-20-06(4)-12-31-06	(0.30)		0.99	0.99	†	0.99	†	6.82	†	1	390
Class I
06-30-09	2.13		0.51	0.51	†	0.51	†	4.20	†	1,654,978	397
12-31-08	(8.41)		0.51	0.50	†	0.50	†	5.05	†	1,803,886	666
12-31-07	5.95	(b)	0.49	0.49	†	0.49	†	5.19	†	2,267,008	438
12-31-06	4.06		0.49	0.49	†	0.49	†	4.97	†	1,909,376	390
12-31-05	3.14		0.49	0.49		0.49		4.14		1,148,075	589
12-31-04	4.88		0.48	0.48		0.48		3.79		1,092,938	407
Class S
06-30-09	2.06		0.76	0.76	†	0.76	†	3.95	†	1,175,078	397
12-31-08	(8.73)		0.76	0.75	†	0.75	†	4.82	†	1,153,518	666
12-31-07	5.70	(b)	0.74	0.74	†	0.74	†	4.92	†	1,079,662	438
12-31-06	3.77		0.74	0.74	†	0.74	†	4.69	†	620,849	390
12-31-05	2.94		0.74	0.74		0.74		3.94		617,269	589
12-31-04	4.58		0.73	0.73		0.73		3.52		301,346	407
Class S2
02-27-09(4)-06-30-09	4.87		1.01	0.91	†	0.91	†	3.75	†	3	397
ING Money Market Portfolio(d)
Class I
06-30-09	0.20		0.36	0.36		0.36		0.41		1,583,271	—
12-31-08	2.67		0.35	0.35		0.35		2.66		1,798,833	—
12-31-07	5.13		0.33	0.33		0.33		5.03		1,711,139	—
12-31-06	4.88		0.34	0.34		0.34		4.79		1,355,850	—
12-31-05	2.98		0.35	0.35		0.35		2.93		1,073,018	—
12-31-04	1.06		0.34	0.34		0.34		1.11		1,101,471	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-09	3.25	(0.01)	0.61	0.60	—	—	—	—	3.85
12-16-08(4)-12-31-08	3.29	(0.01)	(0.03)	(0.04)	—	—	—	—	3.25
Class I
06-30-09	3.28	0.00 *	0.62	0.62	—	—	—	—	3.90
12-31-08	5.45	0.00 *	(2.17)	(2.17)	—	—	—	—	3.28
12-31-07	4.58	(0.01)	0.88	0.87	—	—	—	—	5.45
12-31-06	4.27	(0.01)	0.32	0.31	—	—	—	—	4.58
12-31-05	3.82	(0.02)	0.47	0.45	—	—	—	—	4.27
12-31-04	3.87	(0.03)	(0.02)	(0.05)	—	—	—	—	3.82
Class S
06-30-09	3.25	(0.01)	0.62	0.61	—	—	—	—	3.86
12-31-08	5.42	(0.01)	(2.16)	(2.17)	—	—	—	—	3.25
12-31-07	4.56	(0.02)	0.88	0.86	—	—	—	—	5.42
12-31-06	4.27	(0.02)	0.31	0.29	—	—	—	—	4.56
07-20-05(5)-12-31-05	3.90	(0.01)	0.38	0.37	—	—	—	—	4.27
01-01-03 -12-16-03(5)	2.65	(0.07)	1.09	1.02	—	—	—	—	3.67
12-31-02	4.53	(0.04)	(1.84)	(1.88)	—	—	—	—	2.65
Class S2
02-27-09(4)-06-30-09	3.01	0.00 *•	0.85	0.85	—	—	—	—	3.86

		Ratios to average net assets				Supplemental data
	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING BlackRock Science and Technology Opportunities Portfolio
Class ADV
06-30-09	18.46	1.60	1.56	1.56	(0.47)	4	42
12-16-08(4)-12-31-08	(1.22)	1.58	1.56	1.56	(2.08)	3	137
Class I
06-30-09	18.90	1.10	1.06	1.06	0.01	73,898	42
12-31-08	(39.82)	1.08	1.06	1.06	0.09	55,899	137
12-31-07	19.00	1.08	1.08	1.08	(0.24)	97,943	84
12-31-06	7.26	1.08	1.08	1.08	(0.29)	81,599	129
12-31-05	11.78	1.06	1.06	1.06	(0.48)	84,523	118
12-31-04	(1.29)	1.05	1.05	1.05	(0.67)	86,291	163
Class S
06-30-09	18.77	1.35	1.31	1.31	(0.26)	143,842	42
12-31-08	(40.04)	1.33	1.31	1.31	(0.02)	89,548	137
12-31-07	18.86	1.33	1.33	1.33	(0.50)	1,140	84
12-31-06	6.79	1.33	1.33	1.33	(0.51)	551	129
07-20-05(5)-12-31-05	9.49	1.31	1.31	1.31	(0.73)	78	118
01-01-03 -12-16-03(5)	38.49	1.35	1.35	1.36	(1.13)	—	15
12-31-02	(41.50)	1.36	1.36	1.37	(1.14)	7	61
Class S2
02-27-09(4)-06-30-09	28.24	1.60	1.46	1.46	(0.36)	4	42

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

(5)  Class S was fully redeemed on December 16, 2003 and recommenced operations on July 20, 2005.

*  Amount is less than $0.005 or $500 or more than $(0.005).

•  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

(a)  There was no impact on total return by the affiliate payment in Note 15.

(b)  There was no impact on total return by the affiliate payment.

(c)  In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting a Portfolio's investment's guidelines. There was no impact on total return.

(d)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one portfolio, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen separate active portfolios. The four portfolios that are in this report are: ING Opportunistic LargeCap Growth Portfolio ("Opportunistic LargeCap Growth"), ING Small Company Portfolio ("Small Company"), ING Opportunistic LargeCap Portfolio ("Opportunistic LargeCap"), formerly ING Opportunistic LargeCap Value Portfolio and ING BlackRock Science and Technology Opportunities Portfolio ("Science and Technology Opportunities"), formerly ING BlackRock Global Science and Technology Portfolio. ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING Money Market Portfolio ("Money Market"). Prior to May 1, 2009, Balanced, Growth and Income, Small Company, Intermediate Bond and Money Market contained the "VP" prefix in their name. Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

The following is a brief description of each Portfolio's investment objective:

•  Balanced seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects;

•  Growth and Income seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock;

•  Opportunistic LargeCap Growth seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer growth potential;

•  Small Company seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations;

•  Opportunistic LargeCap seeks growth of capital primarily through investment in a diversified portfolio of common stocks;

•  Intermediate Bond seeks to maximize total return consistent with reasonable risk;

•  Money Market seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market investments while maintaining a stable share price of $1.00(1); and

•  Science and Technology Opportunities seeks long-term capital appreciation.

(1)  Effective October 7, 2008, Money Market seeks to maintain a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

Each Portfolio offers Class I and Class S shares. Each Portfolio, except Money Market, offers Adviser ("ADV") Class shares. Each Portfolio, except, Opportunistic LargeCap Growth, Opportunistic LargeCap and Money Market, offers Service 2 Class (Class "S2") shares. The four classes differ principally in applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the independent directors/trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

Shares of the Portfolios may be offered to separate accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the companies under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio's behalf.

ING Investments, LLC ("ING Investments'' or the "Investment Adviser"), an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. ("ING IM''), a Connecticut corporation, to serve as the sub-adviser to each Portfolio, with the exception of Science and Technology Opportunities. ING Funds Distributor, LLC ("IFD" or the "Distributor") is the principal underwriter of the Portfolios. ING Investments, ING IM and IFD are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position. ING Groep issued non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank's core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Groep's Debt/Equity ratio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES`

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV. Investments in securities maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates market value.

Money Market uses the amortized cost method to value its portfolio securities, which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing each Portfolio's investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2009, there have been no significant changes to the fair valuation methodologies.

Effective for fiscal years and interim periods ending after November 15, 2008, the FASB issued

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161." The amendments to FAS 133 require enhanced disclosure regarding credit derivatives sold, including (1) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (2) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (3) the fair value of the credit derivative, and (4) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. All changes to disclosures have been made in accordance with SFAS 161 and have been incorporated for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

On April 9, 2009, the FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolios and the results of their operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Portfolio of Investments.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. The Portfolios' investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within the Portfolios' International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements. These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by a Portfolio and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on swaps, OTC derivatives and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. At June 30, 2009, Intermediate Bond has pledged $1,130,000 in collateral to various counterparties. The collateral is being held by a third-party agent and is not reflected on the Statement of Assets and Liabilities.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the six months ended June 30, 2009, Science and Technology Opportunities has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

For the six months ended June 30, 2009, the total amount of all open forward foreign currency contracts as presented following the Portfolio of Investments is indicative of the volume of this derivative type.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2009, Balanced, Growth and Income, and Intermediate Bond have purchased futures contracts on various equity indexes to increase exposure to equity risk. Balanced and Intermediate Bond also purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. In addition, Balanced and Intermediate Bond sold futures contracts on various bonds and notes to decrease exposure to interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. For the six months ended June 30, 2009, the total amount of all open futures contracts as presented following each Portfolio of Investments is indicative of the volume of this derivative type.

F.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Opportunistic LargeCap Growth, Small Company, Opportunistic LargeCap and Science and Technology Opportunities declare and pay dividends annually. Growth and Income and Intermediate Bond, declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of each Portfolio's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% (10% for Money Market) of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

L.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

M.  Mortgage Dollar Roll Transactions. Each Portfolio, except Opportunistic LargeCap Growth and Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

N.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009, for which a Portfolio is seller of protection are disclosed in each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2009, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2009, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

Balanced and Intermediate Bond invest in derivatives only if the expected risks and rewards are consistent with their investment objectives, and overall risk profile as described in the accompanying Notes to Financial Statements. For the six months ended June 30, 2009, the total notional amount of all open swap positions as presented following each Portfolio of Investments is indicative of the volume of this derivative type.

O.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$329,576,212	$397,852,039
Growth and Income	979,481,665	967,903,404
Opportunistic LargeCap Growth	50,133,465	53,238,350
Small Company	351,481,160	326,332,461
Opportunistic LargeCap	105,971,811	110,602,333
Intermediate Bond	975,024,878	1,201,001,539
Science and Technology Opportunities	115,472,734	68,217,960

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$717,779,017	$689,125,300
Intermediate Bond	11,712,045,051	11,485,479,031

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion; 0.450% on next $5 billion; and 0.425% over $15 billion
Opportunistic LargeCap Growth	0.600%
Small Company	0.750%
Opportunistic LargeCap	0.600%
Intermediate Bond	0.400%
Money Market	0.250%
Science and Technology Opportunities	0.950%

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Science and Technology Opportunities. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC ("BlackRock"), serves as Sub-Adviser to Science and Technology Opportunities pursuant to a Sub-Advisory Agreement, effective February 2, 2007, between the Investment Adviser and BlackRock.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2009, the Investment Adviser for Balanced, Growth and Income, Opportunistic LargeCap Growth, Small Company, Opportunistic LargeCap and Intermediate Bond waived $7,538, $18,781, $212, $4,733, $167, and $42,972 of such management fees, respectively. These fees are not subject to recoupment.

Pursuant to administration agreements, ING Funds Services, LLC ("IFS"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2010.

Class S shares of the Portfolios have adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2009, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Balanced	$241,730	$26,717	$1,334	$269,781
Growth and Income	839,521	92,685	59,470	991,676
Opportunistic LargeCap Growth	34,036	3,124	1,849	39,009
Small Company	321,557	23,641	10,716	355,914
Opportunistic LargeCap	37,950	3,484	2,162	43,596
Intermediate Bond	919,044	126,878	237,149	1,283,071
Money Market	331,412	72,908	—	404,320
Science and Technology Opportunities	169,585	9,818	29,432	208,835

The Registrants have adopted a Deferred Compensation Plan (the "Policy"), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors' fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2009, the following ING Portfolios or indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Balanced (91.40%); Growth and Income (9.40%); Opportunistic

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

LargeCap Growth (91.40%); Small Company (41.00%); Opportunistic LargeCap Value (83.80%); Intermediate Bond (32.50%); Money Market (98.10%); and Science and Technology Opportunities (33.10%)

ING LifeStyle Growth Portfolio — Small Company (16.10%)

ING LifeSyle Moderate Growth Portfolio — Intermediate Bond (7.30%)

ING LifeSyle Moderate Portfolio — Intermediate Bond (5.30%)

ING Solution 2025 Portfolio — Small Company (9.20%)

ING USA Annuity and Life Insurance Company — Growth and Income (84.80%); Small Company (10.00%); Opportunistic LargeCap (13.10%); Intermediate Bond (40.30%); and Science and Technology Opportunities (63.90%)

Reliastar Life Insurance Company — Opportunistic LargeCap Growth (6.60%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Opportunistic LargeCap Growth	1.30%	0.80%	1.05%	n/a
Small Company	1.45%	0.95%	1.20%	1.35%
Opportunistic LargeCap	1.30%	0.80%	1.05%	n/a
Science and Technology Opportunities	1.55%	1.05%	1.30%	1.45%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2009, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2010	2011	2012	Total
Science and Technology Opportunities	$—	$—	$72,286	$72,286

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the Portfolios to which the loan is made. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.125% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2009:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Growth and Income	42	$804,762	1.17%
Intermediate Bond(1)	5	9,146,000	1.17

(1) At June 30, 2009, Intermediate Bond had an outstanding balance of $2,430,000.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(8)	(8)
12-31-08	—	—	—	(1)	(1)	—	—	—	(12)	(12)
Class I
06-30-09	1,836,674	—	3,161,486	(5,656,562)	(658,402)	14,958,327	—	27,220,392	(48,648,111)	(6,469,392)
12-31-08	354,934	—	9,121,937	(16,235,628)	(6,758,757)	3,692,548	—	110,649,102	(185,483,682)	(71,142,032)
Class S
06-30-09	20,550	—	33,083	(59,676)	(6,043)	175,093	—	283,520	(509,141)	(50,528)
12-31-08	125,814	—	89,235	(198,053)	16,996	1,479,685	—	1,077,072	(2,287,198)	269,559
Class S2
02-27-09(1) - 06-30-09	376	—	—	—	376	3,000	—	—	—	3,000
Growth and Income
Class ADV
06-30-09	4,745	—	—	(16,415)	(11,670)	69,936	—	—	(229,205)	(159,269)
12-31-08	40,306	—	792	(37,703)	3,395	848,718	—	11,483	(780,408)	79,793
Class I
06-30-09	8,642,028	—	—	(8,242,971)	399,057	124,511,911	—	—	(120,375,996)	4,135,915
12-31-08	11,913,505	—	2,316,631	(19,771,802)	(5,541,666)	251,520,863	—	33,730,148	(402,121,000)	(116,869,989)
Class S
06-30-09	167,637	—	—	(1,848,868)	(1,681,231)	2,505,925	—	—	(26,058,574)	(23,552,649)
12-31-08	4,145,988	16,787,613	397,722	(3,014,524)	18,316,799	94,804,530	353,711,801	5,751,055	(57,814,407)	396,452,979
Class S2
02-27-09(1) - 06-30-09	236	—	—	—	236	3,000	—	—	—	3,000
Opportunistic LargeCap Growth
Class ADV
06-30-09	14,542	—	—	(12,856)	1,686	99,660	—	—	(85,962)	13,698
12-31-08	41,857	—	—	(68,101)	(26,244)	449,026	—	—	(677,704)	(228,678)
Class I
06-30-09	116,912	—	57,009	(636,671)	(462,750)	815,827	—	404,193	(4,387,199)	(3,167,179)
12-31-08	252,635	—	69,368	(2,727,762)	(2,405,759)	2,567,062	—	749,873	(27,428,648)	(24,111,713)
Class S
06-30-09	238,763	—	2,607	(235,521)	5,849	1,657,249	—	18,353	(1,597,567)	78,035
12-31-08	221,013	—	4,259	(907,567)	(682,295)	2,090,131	—	45,652	(8,653,583)	(6,517,800)
Small Company
Class ADV
06-30-09	—	—	—	—	—	—	—	—	—	—
12-16-08(1) - 12-31-08	270	—	—	—	270	3,000	—	—	—	3,000
Class I
06-30-09	5,914,832	—	272,837	(4,090,869)	2,096,800	59,677,602	—	3,140,406	(46,459,836)	16,358,172
12-31-08	9,251,093	—	4,962,617	(9,110,644)	5,103,066	147,087,480	—	79,699,637	(145,489,311)	81,297,806
Class S
06-30-09	1,575,337	—	29,034	(973,954)	630,417	16,957,834	—	330,410	(10,608,240)	6,680,004
12-31-08	4,478,420	—	25,696	(785,827)	3,718,289	66,404,448	—	409,079	(11,553,473)	55,260,054
Class S2
02-27-09(1) - 06-30-09	324	—	—	—	324	3,000	—	—	—	3,000
Opportunistic LargeCap
Class ADV
06-30-09	—	—	—	—	—	—	—	—	—	—
12-31-08	—	—	—	(1)	(1)	—	—	—	(11)	(11)
Class I
06-30-09	97,480	—	302,318	(601,579)	(201,781)	761,801	—	2,288,544	(4,532,628)	(1,482,283)
12-31-08	136,501	—	1,629,562	(2,175,855)	(409,792)	1,384,980	—	20,255,455	(25,817,102)	(4,176,667)
Class S
06-30-09	29,797	—	42,891	(144,621)	(71,933)	230,504	—	323,400	(1,090,795)	(536,891)
12-31-08	14,810	—	269,654	(387,908)	(103,444)	178,165	—	3,330,233	(4,432,841)	(924,443)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Intermediate Bond
Class ADV
06-30-09	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12-31-08	—	—	—	(1)	(1)	—	—	—	(12)	(12)
Class I
06-30-09	12,595,624	—	731,736	(29,111,497)	(15,784,137)	138,160,565	—	7,990,578	(316,574,353)	(170,423,210)
12-31-08	53,358,622	2,918,609	14,350,541	(79,274,180)	(8,646,408)	686,343,323	37,264,333	165,967,496	(993,285,707)	(103,710,555)
Class S
06-30-09	8,989,876	—	245,087	(9,099,439)	135,524	97,858,297	—	2,661,647	(99,227,877)	1,292,067
12-31-08	32,168,698	848,254	8,949,716	(19,339,594)	22,627,074	410,405,825	10,751,281	102,233,412	(233,459,612)	289,930,906
Class S2
02-27-09(1) - 06-30-09	278	—	—	—	278	3,000	—	—	—	3,000
Money Market
Class I
06-30-09	58,471,183	—	3,588,024	(278,262,395)	(216,203,188)	58,471,183	—	3,486,834	(278,262,395)	(216,304,378)
12-31-08	1,747,332,311	—	16,756,212	(94,879,849)	1,669,208,674	384,970,723	—	124,653,168	(346,315,736)	163,308,155
Science and Technology Opportunities
Class ADV
06-30-09	—	—	—	—	—	—	—	—	—	—
12-16-08(1) - 12-31-08	912	—	—	—	912	3,000	—	—	—	3,000
Class I
06-30-09	2,634,294	—	—	(720,976)	1,913,318	9,265,952	—	—	(2,448,135)	6,817,817
12-31-08	3,072,997	—	—	(3,991,670)	(918,673)	14,071,302	—	—	(18,237,345)	(4,166,043)
Class S
06-30-09	14,346,033	—	—	(4,622,865)	9,723,168	49,591,029	—	—	(15,269,729)	34,321,300
12-31-08	8,356,135	24,911,193	—	(5,950,375)	27,316,953	38,376,474	123,216,459	—	(23,407,370)	138,185,563
Class S2
02-27-09(1)-06-30-09	998	—	—	(1)	997	3,003	—	—	(3)	3,000

(1) Commencement of operations.

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Money Market) of the Portfolio's net assets, at market value, at time of purchase.

	Security	Principal Amount/ Shares	Initial Acquision Date	Cost	Value	Percent of Net Assets
Balanced	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	700,000	11/21/06	$683,243	$—	0.0%
	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	600,000	11/21/06	597,758	—	0.0%
	PEA Lima, LLC, 0.000%, due 03/20/14	92,655	03/20/09	5,226	9	0.0%
				$1,286,227	$9	0.0%
Growth and Income	Seagate Technology, Inc. - Escrow	2,600	05/09/02	$—	$—	0.0%
				$—	$—	0.0%
Intermediate Bond	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	4,000,000	11/21/06	$3,985,331	$—	0.0%
	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	4,900,000	11/21/06	4,850,115	—	0.0%
	PEA Lima, LLC, 0.000%, due 03/20/14	617,699	03/20/09	34,843	62	0.0%
				$8,870,289	$62	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the Bank of New York Mellon Corp. Institutional Cash Reserves Fund ("BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2009, and throughout the period covered by this report, the BICR Fund held certain defaulted securities that had market values significantly below amortized cost. The Portfolios agreed to the terms of capital support extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the certain defaulted securities held by the BICR Fund. BNYC will support the value of these securities up to a certain amount and subject, in part, to the Portfolios' continued lending of securities. The recorded value of each Portfolio's investment in the BICR Fund includes the value of the underlying securities held by the BICR Fund and the estimated value of the support to be provided by BNYC. The investment in the BICR Fund is included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2009, the following Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Cash Collateral Received*
Balanced	$48,022,737	$49,131,766
Growth and Income	27,102,777	28,561,378
Opportunistic LargeCap Growth	1,757,806	1,833,148
Small Company	30,577,132	31,619,673
Opportunistic LargeCap	1,108,732	1,148,804
Intermediate Bond	522,237,271	533,761,298
Money Market	1,058,427	1,077,010
Science and Technology Opportunities	6,919,949	7,315,890

*   Cash collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolio's Portfolio of Investments.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Concentration (Science and Technology Opportunities). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Intermediate Bond and Science and Technology Opportunities). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Derivatives (All Portfolios except Opportunistic LargeCap and Money Market). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that a Portfolio's adviser or sub-adviser might imperfectly judge the market's direction.

Corporate Debt Securities (Balanced and Intermediate Bond). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payment on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issue and general market liquidity. When interest rates decline, the value of the Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

During the year ended December 31, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During that period, Balanced and Intermediate Bond had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates were unable to fulfill their commitments and, in certain cases, Balanced and Intermediate Bond terminated their trades and related agreements with the relevant entities and, where appropriate, are in the process of initiating claims for damages. Management has determined that the financial impact to the Portfolios relating to these events is immaterial.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Balanced	$27,504,098	$60,981,872	$50,744,407
Growth and Income	—	39,517,165	—
Opportunistic Large Cap Growth	422,546	795,525	—
Small Company	3,470,816	5,865,236	74,243,480
Opportunistic Large Cap	2,611,957	2,609,792	20,976,051
Intermediate Bond	10,654,341	268,240,664	—
Money Market	3,486,834	124,653,168	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2008 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$27,501,921	$(144,712,701)	$—	$(574,085)	2009
				(134,169,975)	2016
				$(134,744,060)*
Growth and Income	—	(307,525,947)	(121,332,257)	(1,745,504,149)	2009
				(63,082,574)	2010
				(48,933,227)	2015
				(454,661,688)	2016
				$(2,312,181,638)*

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Opportunistic Large Cap Growth	$421,521	$(13,379,890)	$—	$(71,685,369)	2009
				(65,982,870)	2010
				(1,529,437)	2011
				(42,028,267)	2016
				$(181,225,943)*
Small Company	3,469,382	(137,432,190)	—	(52,676,115)	2016
Opportunistic Large Cap	2,610,842	(19,977,868)	—	(29,296,914)	2016
Intermediate Bond	10,648,573	(441,758,355)	(155,718,209)	—	—
Money Market	—	(149,401)	—	(1,860,826)	2009
				(169)	2011
				(244,520)	2012
				$(2,105,515)
Science and Technology Opportunities	—	(59,100,007)	—	(6,713,564)	2009
				(3,997,473)	2010
				(3,997,473)	2011
				(4,991,402)	2015
				(13,211,790)	2016
				$(32,911,702)*

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2004.

As of June 30, 2009, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — REORGANIZATIONS

On September 8, 2008, Growth and Income, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Capital Guardian U.S. Equities Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
Growth and	ING Capital Guardian
Income	U.S. Equities Portfolio	$353,712	$2,384,341	$(48,933)	$6,331	0.35

The net assets of Growth and Income after the acquisition were $2,738,052,537.

On April 28, 2008, Science and Technology Opportunities and Intermediate Bond, as listed below ("Acquiring Portfolios"), acquired the assets and certain liabilities of ING Global Technology Portfolio and ING Lord Abbett U.S. Government Securities Portfolio, also listed below ("Acquired Portfolios"), respectively, in a tax-free reorganization in exchange for shares of each Acquiring Portfolio, pursuant to a plan of reorganization approved by each Acquired

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

Portfolio's shareholders. The number and value of shares issued by each Acquiring Portfolio are presented in Note 9 — Capital Shares. Net assets and unrealized depreciation as of the reorganization date were as follows:

Acquiring Portfolios	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforwards (000's)	Acquired Portfolio Unrealized Depreciation (000's)	Conversion Ratio
Science and	ING Global
Technology	Technology
Opportunities	Portfolio	$123,216	$87,851	$(4,991)	$(128)	1.30
Intermediate Bond	ING Lord Abbett U.S Government Securities Portfolio	48,016	3,557,999	—	—	0.77

The net assets of Science and Technology Opportunities and Intermediate Bond after the acquisitions were $211,067,879 and $3,606,015,157, respectively.

NOTE 15 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements that were previously filed with the SEC, ING agreed with the Portfolios to indemnify and hold harmless the Portfolios from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the U.S. Securities and Exchange Commission in connection with investigations related to mutual funds and variable insurance products. In December 2008, ING settled its indemnification commitments by making payments to the affected Portfolios. In connection with the settlement, ING paid $2,198 to Growth and Income, and $22,573 to Opportunistic LargeCap.

NOTE 16 — LITIGATION

On December 12, 2003, Aeltus Investment Management, Inc. (now known as ING Investment Management Co.)( "IIM" ) received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York in the matter of Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants ING VP Balanced Portfolio Inc. and ING VP Bond Portfolio (the "Subject Portfolios"). As of August 6, 2004, the ING VP Bond Portfolio changed its name to the ING VP Intermediate Bond Portfolio. As of May 1, 2009, the ING VP Intermediate Bond Portfolio and the ING VP Balanced Portfolio changed their names to ING Intermediate Bond Portfolio and ING Balanced Portfolio, respectively. The Complaint alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code").

The Complaint seeks to recover from the defendants including the Subject Portfolios, these transfers under the alternative but interrelated bankruptcy theories of preferential transfer and fraudulent conveyance. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale of ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001, and the sale by ING VP Bond Portfolio of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amount of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. If Enron proves up the elements of preferential transfer and/or fraudulent conveyance, these are strict liability theories of recovery.

The Subject Portfolios are part of a defense group of similarly-situated defendants. Along with those and other defendants, the Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense.

The bankruptcy court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. The Subject Portfolios moved for leave to pursue an immediate appeal (the "Appeal") of the bankruptcy court's decision to the district court.

On April 4, 2006, the Securities and Exchange Commission filed a memorandum in support of the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

NOTE 16 — LITIGATION (continued)

Subject Portfolio's motion for leave with the U.S. District Court. In addition, the U.S. Attorney's office, on behalf of the United States of America and the Department of Treasury as well as the Federal Reserve Board has each filed statements of interest in support of the Appeal.

On January 25, 2008, the United States District Court of Southern New York denied the motion for leave to appeal the bankruptcy court's denial of the Subject Portfolios' motion to dismiss. The court found there were questions of fact that still needed to be resolved.

On April 29, 2008, IIM and the Funds joined a plenary motion for summary judgment filed by Goldman Sachs. In addition, a separate brief was filed on behalf of IIM asserting the defenses unique to the investment advisor defendants; that they were merely conduits. On April 7, 2009, the court heard oral arguments on the motions for summary judgment. The SEC intervened in the action and argued in favor of the defendants on the grounds that a decision against ING Funds would have a negative impact on the financial markets.

On June 29, 2009, the court ruled on the motion for summary judgment and held that the pre-payments made were not protected from avoidance by section 546(e) of the Bankruptcy Code and denied the summary judgment to the Funds; however, the court did grant the summary judgment to dismiss IIM. As a result the Funds will be bearing the full cost of the continuing litigation. Management is discussing next steps with bankruptcy counsel and Fund counsel. Currently, the most promising approach appears to be an appeal or a trial in the district court.

NOTE 17 — SUBSEQUENT EVENTS

Dividends. Subsequent to June 30, 2009, the following Portfolios declared dividends of:

	Type	Per Share Amount	Payable Date	Record Date
Opportunistic LargeCap Growth
Class ADV	NII	$0.0035	August 6, 2009	August 4, 2009
Class I	NII	0.0234	August 6, 2009	August 4, 2009
Class S	NII	0.0126	August 6, 2009	August 4, 2009
Money Market
Class I	NII	0.0002	8/3/09	Daily

NII — Net investment income

The Board approved a proposal to reorganize Opportunistic LargeCap Growth into Opportunistic LargeCap. Shareholder approval was obtained and the reorganization closed on August 7, 2009.

The Portfolios have evaluated events occurring after the balance sheet date (subsequent events) through August 26, 2009, the date the financial statements were available to be issued, to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 58.5%
		Advertising: 0.4%
13,127		Harte-Hanks, Inc.	$121,425
146,370	@	Interpublic Group of Cos., Inc.	739,169
2,905	@	inVentiv Health, Inc.	39,305
36,439		Omnicom Group	1,150,744
			2,050,643
		Aerospace/Defense: 2.4%
1,864	@	AAR Corp.	29,917
1,056	@	Aerovironment, Inc.	32,588
3,294	@	Alliant Techsystems, Inc.	271,294
1,729	@	BE Aerospace, Inc.	24,828
4,100		Cubic Corp.	146,739
1,970		Curtiss-Wright Corp.	58,568
1,290	@	Esterline Technologies Corp.	34,920
22,467		General Dynamics Corp.	1,244,447
18,974		Goodrich Corp.	948,131
22,700		L-3 Communications Holdings, Inc.	1,574,926
35,201		Lockheed Martin Corp.	2,838,961
1,438	@	Moog, Inc.	37,115
1,058		National Presto Industries, Inc.	80,514
51,430		Northrop Grumman Corp.	2,349,322
4,064	@	Orbital Sciences Corp.	61,651
43,650		Raytheon Co.	1,939,370
1,700	@	Teledyne Technologies, Inc.	55,675
1,032		Triumph Group, Inc.	41,280
49,156		United Technologies Corp.	2,554,146
			14,324,392

Shares			Value
		Agriculture: 1.2%
11,050	@	Alliance One International, Inc.	$41,990
124,121		Altria Group, Inc.	2,034,343
2,203		Andersons, Inc.	65,958
39,850		Archer-Daniels-Midland Co.	1,066,785
61,460		Philip Morris International, Inc.	2,680,885
30,416		Reynolds American, Inc.	1,174,666
			7,064,627
		Airlines: 0.0%
12,315		Skywest, Inc.	125,613
			125,613
		Apparel: 0.2%
9,479	@	Carter's, Inc.	233,278
6,756	@	CROCS, Inc.	22,970
1,290	@	Deckers Outdoor Corp.	90,648
7,202	@	Iconix Brand Group, Inc.	110,767
346	@	Maidenform Brands, Inc.	3,969
1,898		Oxford Industries, Inc.	22,112
4,324		Polo Ralph Lauren Corp.	231,507
124	@	Skechers USA, Inc.	1,211
9,284	@	Timberland Co.	123,199
2,700	@,L	True Religion Apparel, Inc.	60,210
943	@,L	Under Armour, Inc.	21,104
1,451	@,L	Volcom, Inc.	18,138
2,800	@	Warnaco Group, Inc.	90,720
1,937		Wolverine World Wide, Inc.	42,730
			1,072,563
		Auto Manufacturers: 0.1%
55,600	@	Ford Motor Co.	337,492
3,600		Oshkosh Truck Corp.	52,344
3,860	L	Wabash National Corp.	2,702
			392,538
		Auto Parts & Equipment: 0.1%
5,800		BorgWarner, Inc.	198,070
4,609		Spartan Motors, Inc.	52,220
7,354		Superior Industries International	103,691
			353,981
		Banks: 4.8%
17,200		Associated Banc-Corp.	215,000
12,381		Bancorpsouth, Inc.	254,182
5,557		Bank Mutual Corp.	48,457
272,303		Bank of America Corp.	3,594,400
3,561		Bank of Hawaii Corp.	127,591
33,544		Bank of New York Mellon Corp.	983,175
4,000		Bank of the Ozarks, Inc.	86,520
32,770		BB&T Corp.	720,285
12,900	L	Cascade Bancorp.	18,189
4,990		Central Pacific Financial Corp.	18,713
197,600	S,L	Citigroup, Inc.	586,872
75		Columbia Banking System, Inc.	767
4,617		Commerce Bancshares, Inc.	146,959
4,181		Community Bank System, Inc.	60,875
2,900		Cullen/Frost Bankers, Inc.	133,748
4,547	@@,L	First Bancorp. Puerto Rico	17,961
4,842		First Financial Bancorp.	36,412
4,150	S,L	First Financial Bankshares, Inc.	208,994
18,221		First Midwest Bancorp., Inc.	133,196
13,958		FirstMerit Corp.	237,007
1,141	L	Frontier Financial Corp.	1,381

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Banks (continued)
6,850		Fulton Financial Corp.	$35,689
6,992		Glacier Bancorp., Inc.	103,272
23,542		Goldman Sachs Group, Inc.	3,471,032
4,037		Hancock Holding Co.	131,162
327		Home Bancshares, Inc.	6,226
6,079		Independent Bank Corp.	119,756
14,400	L	International Bancshares Corp.	148,464
131,357		JPMorgan Chase & Co.	4,480,587
12,500	L	M&T Bank Corp.	636,625
26,099		Morgan Stanley	744,082
21,400		National Penn Bancshares, Inc.	98,654
1,700		NBT Bancorp., Inc.	36,907
21,410		Northern Trust Corp.	1,149,289
10,839		Old National Bancorp.	106,439
34,263		PNC Financial Services Group, Inc.	1,329,747
7,100		Prosperity Bancshares, Inc.	211,793
10,333		S&T Bancorp, Inc.	125,649
885	@	Signature Bank	24,001
2,523		Simmons First National Corp.	67,415
17,836		State Street Corp.	841,859
7,267		Sterling Bancorp.	60,679
20,500		Sterling Bancshares, Inc.	129,765
27,284		Susquehanna Bancshares, Inc.	133,419
2,257		Tompkins Financial Corp.	108,223
11,300		Trustco Bank Corp.	66,783
9,500		Trustmark Corp.	183,540
167		UCBH Holdings, Inc.	210
5,660		UMB Financial Corp.	215,137
1,207		Umpqua Holdings Corp.	9,366
2,050	L	United Bankshares, Inc.	40,057
50,178		US Bancorp.	899,190
177,733		Wells Fargo & Co.	4,311,803
3,550	L	Westamerica Bancorp.	176,116
1,768	L	Wilmington Trust Corp.	24,151
4,700		Wilshire Bancorp., Inc.	27,025
1,148		Wintrust Financial Corp.	18,460
			27,903,256
		Beverages: 0.5%
21,881		Coca-Cola Co.	1,050,069
41,345		Coca-Cola Enterprises, Inc.	688,394
2,675	@,L	Green Mountain Coffee Roasters, Inc.	158,146
4,598	@	Hansen Natural Corp.	141,710
1,100	@	Peet's Coffee & Tea, Inc.	27,720
4,600		Pepsi Bottling Group, Inc.	155,664
3,430		PepsiAmericas, Inc.	91,958
15,510		PepsiCo, Inc.	852,430
			3,166,091
		Biotechnology: 0.6%
29,045	@	Amgen, Inc.	1,537,642
4,200	@	Arqule, Inc.	25,788
18,255	@	Biogen Idec, Inc.	824,213
1,050	@	Charles River Laboratories International, Inc.	35,438
10,200	@	Cubist Pharmaceuticals, Inc.	186,966
2,050	@	Enzo Biochem, Inc.	9,082
5,417	@	Gilead Sciences, Inc.	253,732
6,120	@	Martek Biosciences Corp.	129,438
2,071	@	OSI Pharmaceuticals, Inc.	58,464
5,896	@	Regeneron Pharmaceuticals, Inc.	105,656
10,700	@	Vertex Pharmaceuticals, Inc.	381,348
			3,547,767

Shares			Value
		Building Materials: 0.1%
7,550		Apogee Enterprises, Inc.	$92,865
4,550		Eagle Materials, Inc.	114,842
8,516		Gibraltar Industries, Inc.	58,505
838		Lennox International, Inc.	26,908
18,544		Louisiana-Pacific Corp.	63,420
1,250		Martin Marietta Materials, Inc.	98,600
6,150	@,L	NCI Building Systems, Inc.	16,236
170		Simpson Manufacturing Co., Inc.	3,675
1,430	L	Texas Industries, Inc.	44,845
3,200		Universal Forest Products, Inc.	105,888
			625,784
		Chemicals: 1.0%
7,747		Airgas, Inc.	313,986
1,450		Albemarle Corp.	37,077
1,363		American Vanguard Corp.	15,402
2,864		Arch Chemicals, Inc.	70,426
5,337		Ashland, Inc.	149,703
5,765		Balchem Corp.	141,358
14,170		Cabot Corp.	178,259
3,608		CF Industries Holdings, Inc.	267,497
54,600		Dow Chemical Co.	881,244
5,127		FMC Corp.	242,507
4,340		HB Fuller Co.	81,462
4,918		Lubrizol Corp.	232,671
4,626		Minerals Technologies, Inc.	166,629
7,664		Monsanto Co.	569,742
1,760		NewMarket Corp.	118,501
2,200		Olin Corp.	26,158
4,820	@	OM Group, Inc.	139,876
17,735	@	PolyOne Corp.	48,062
25,090		PPG Industries, Inc.	1,101,451
3,881		Quaker Chemical Corp.	51,578
8,920		Schulman A, Inc.	134,781
6,610		Sherwin-Williams Co.	355,288
740		Stepan Co.	32,678
10,300		Terra Industries, Inc.	249,466
7,961		Valspar Corp.	179,361
1,975		Zep, Inc.	23,799
			5,808,962
		Coal: 0.1%
9,983		Arch Coal, Inc.	153,439
4,960	@,L	Patriot Coal Corp.	31,645
17,900		Peabody Energy Corp.	539,864
			724,948
		Commercial Services: 1.6%
2,400	L	Aaron Rents, Inc.	71,568
1,456		ABM Industries, Inc.	26,310
5,100		Administaff, Inc.	118,677
7,617	@,L	Alliance Data Systems Corp.	313,744
1,600	@	American Public Education, Inc.	63,376
3,900	@	AMN Healthcare Services, Inc.	24,882
10,981	@	Apollo Group, Inc. - Class A	780,969
1,912		Arbitron, Inc.	30,382
19,500		Automatic Data Processing, Inc.	691,080
2,900	@,L	Bankrate, Inc.	73,196
3,100	@	Brink's Home Security Holdings, Inc.	87,761
1,900	@,L	Capella Education Co.	113,905
8,500	@	Career Education Corp.	211,565
2,755		CDI Corp.	30,718
3,650		Chemed Corp.	144,102

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
1,114	@	Coinstar, Inc.	$29,744
1,467	@	Consolidated Graphics, Inc.	25,555
15,300	@	Corinthian Colleges, Inc.	259,029
3,289	@	Corrections Corp. of America	55,880
1,200	@	Corvel Corp.	27,324
2,070		Deluxe Corp.	26,517
5,050	@	Forrester Research, Inc.	123,978
5,445	@	FTI Consulting, Inc.	276,170
11,500	@	Gartner, Inc.	175,490
5,450	@	Geo Group, Inc.	101,261
10,300		Global Payments, Inc.	385,838
1,600		Healthcare Services Group	28,608
9,650		Heartland Payment Systems, Inc.	92,351
10,000	@	Hewitt Associates, Inc.	297,800
2,102		Hillenbrand, Inc.	34,977
1,415	@	HMS Holdings Corp.	57,619
1,950	@	ITT Educational Services, Inc.	196,287
6,000		Kelly Services, Inc.	65,700
6,333	@	Kendle International, Inc.	77,516
6,450		Lender Processing Services, Inc.	179,117
6,712	@	Live Nation, Inc.	32,620
7,350		Manpower, Inc.	311,199
9,300		Moody's Corp.	245,055
17,900	@	MPS Group, Inc.	136,756
4,796	@	Navigant Consulting, Inc.	61,964
16,050	@	On Assignment, Inc.	62,756
1,450	@	Parexel International Corp.	20,851
11,733		Pharmaceutical Product Development, Inc.	272,440
1,750	@,L	Pre-Paid Legal Services, Inc.	76,283
11,000	@	Rent-A-Center, Inc.	196,130
61,623		RR Donnelley & Sons Co.	716,059
21,250	@	SAIC, Inc.	394,188
18,300		Service Corp. International	100,284
2,958	@	Spherion Corp.	12,187
550	L	Strayer Education, Inc.	119,961
3,700	@	TeleTech Holdings, Inc.	56,055
4,400	@	Ticketmaster	28,248
5,940	@	TrueBlue, Inc.	49,896
3,000	@	Universal Technical Institute, Inc.	44,790
5,240		Viad Corp.	90,233
1,200		Watson Wyatt Worldwide, Inc.	45,036
60,977		Western Union Co.	1,000,023
5,756	@	Wright Express Corp.	146,605
			9,518,615
		Computers: 3.8%
36,022	@	Apple, Inc.	5,130,613
5,240	@	CACI International, Inc.	223,800
22,650	@	Ciber, Inc.	70,215
16,898	@	Computer Sciences Corp.	748,581
47,499	@	Dell, Inc.	652,161
9,100		Diebold, Inc.	239,876
7,302	@	DST Systems, Inc.	269,809
100,120	@	EMC Corp.	1,311,572
128,245		Hewlett-Packard Co.	4,956,669
2,663	@,L	Hutchinson Technology, Inc.	5,193
10,600		Imation Corp.	80,666
9,457	@	Insight Enterprises, Inc.	91,355
61,551		International Business Machines Corp.	6,427,155
3,900		Jack Henry & Associates, Inc.	80,925
6,900	@	Manhattan Associates, Inc.	125,718

Shares			Value
3,300	@	Mercury Computer Systems, Inc.	$30,525
11,584	@	Micros Systems, Inc.	293,307
1,390		MTS Systems Corp.	28,704
26,031	@	NCR Corp.	307,947
6,350	@,L	Palm, Inc.	105,220
9,070	@	Radisys Corp.	81,721
5,550	@	SYKES Enterprises, Inc.	100,400
3,750	@,L	Synaptics, Inc.	144,938
9,388	@	Synopsys, Inc.	183,160
15,395	@	Teradata Corp.	360,705
			22,050,935
		Cosmetics/Personal Care: 0.7%
882		Alberto-Culver Co.	22,429
1,050	@,L	Chattem, Inc.	71,505
76,835		Procter & Gamble Co.	3,926,269
			4,020,203
		Distribution/Wholesale: 0.2%
12,960	@	Brightpoint, Inc.	81,259
3,200	@	Fossil, Inc.	77,056
20,137	@	Ingram Micro, Inc.	352,398
10,450	@	LKQ Corp.	171,903
5,061	@	Scansource, Inc.	124,096
6,842	@	School Specialty, Inc.	138,277
8,232	@	Tech Data Corp.	269,269
2,450	L	Watsco, Inc.	119,879
			1,334,137
		Diversified Financial Services: 1.0%
940	@	Affiliated Managers Group, Inc.	54,699
46,000		American Express Co.	1,069,040
11,800	@,L	AmeriCredit Corp.	159,890
84,650		Charles Schwab Corp.	1,484,761
2,524		CME Group, Inc.	785,242
2,170		Eaton Vance Corp.	58,048
452		Financial Federal Corp.	9,289
1,150	L	Greenhill & Co., Inc.	83,042
4,300	@	IntercontinentalExchange, Inc.	491,232
4,526	@	Investment Technology Group, Inc.	92,285
16,150		Jefferies Group, Inc.	344,480
499	@	LaBranche & Co., Inc.	2,146
33,050	@	Nasdaq Stock Market, Inc.	704,296
10,380		National Financial Partners Corp.	75,982
7,720		OptionsXpress Holdings, Inc.	119,892
1,380	@,L	Portfolio Recovery Associates, Inc.	53,447
2,200	@	Stifel Financial Corp.	105,798
3,230		SWS Group, Inc.	45,123
852	@	TradeStation Group, Inc.	7,208
3,498		Waddell & Reed Financial, Inc.	92,242
5,347	@,L	World Acceptance, Corp.	106,459
			5,944,601
		Electric: 1.9%
16,340	@	AES Corp.	189,707
2,550		Alliant Energy Corp.	66,632
1,600		Avista Corp.	28,496
1,850		Central Vermont Public Service Corp.	33,485
4,178		CH Energy Group, Inc.	195,113
72,320		CMS Energy Corp.	873,626
12,800		Dominion Resources, Inc.	427,776

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Electric (continued)
8,300		DPL, Inc.	$192,311
3,697		DTE Energy Co.	118,304
53,700		Exelon Corp.	2,749,977
9,900		FirstEnergy Corp.	383,625
24,116		FPL Group, Inc.	1,371,236
14,300		Hawaiian Electric Industries	272,558
6,000		MDU Resources Group, Inc.	113,820
11,800		NSTAR	378,898
1,949		NV Energy, Inc.	21,030
7,000		OGE Energy Corp.	198,240
4,100		PNM Resources, Inc.	43,911
27,900		PPL Corp.	919,584
54,100		Public Service Enterprise Group, Inc.	1,765,283
4,065		Unisource Energy Corp.	107,885
25,000		Xcel Energy, Inc.	460,250
			10,911,747
		Electrical Components & Equipment: 0.1%
5,250		Ametek, Inc.	181,545
3,933		Belden CDT, Inc.	65,681
4,700	@	Energizer Holdings, Inc.	245,528
7,259		Hubbell, Inc.	232,724
			725,478
		Electronics: 0.8%
1,000		American Science & Engineering, Inc.	69,120
16,700		Amphenol Corp.	528,388
12,600	@	Arrow Electronics, Inc.	267,624
16,086	@	Avnet, Inc.	338,289
350	@	Axsys Technologies, Inc.	18,774
883		Badger Meter, Inc.	36,203
1,503		Bel Fuse, Inc.	24,108
15,360	@	Benchmark Electronics, Inc.	221,184
9,600	S	Brady Corp.	241,152
10,095	@	Checkpoint Systems, Inc.	158,391
14,041		CTS Corp.	91,969
127	@	Cymer, Inc.	3,776
2,400		Daktronics, Inc.	18,480
2,848	@	Dionex Corp.	173,813
1,615	@	FEI Co.	36,984
2,811	S	Gentex Corp.	32,608
1,023	@	Itron, Inc.	56,337
847	@	LoJack Corp.	3,549
9,850		Methode Electronics, Inc.	69,147
3,627	@,@@	Mettler Toledo International, Inc.	279,823
8,500	@	Newport Corp.	49,215
1,408		Park Electrochemical Corp.	30,314
30,239		PerkinElmer, Inc.	526,159
3,970	@	Plexus Corp.	81,226
379	@	Rogers Corp.	7,667
6,150	@	Thomas & Betts Corp.	177,489
3,190	@	Trimble Navigation Ltd.	62,620
8,979	@	TTM Technologies, Inc.	71,473
5,708	@	Varian, Inc.	225,066
23,800	@	Vishay Intertechnology, Inc.	161,602
5,885	@	Waters Corp.	302,901
5,950		Watts Water Technologies, Inc.	128,163
7,900		Woodward Governor Co.	156,420
			4,650,034

Shares			Value
		Energy-Alternate Sources: 0.0%
2,892	@	Headwaters, Inc.	$9,717
			9,717
		Engineering & Construction: 0.7%
6,500	@	Aecom Technology Corp.	208,000
10,655	@	Dycom Industries, Inc.	117,951
11,810	@	EMCOR Group, Inc.	237,617
24,640		Fluor Corp.	1,263,786
4,500		Granite Construction, Inc.	149,760
2,326	@	Insituform Technologies, Inc.	39,472
26,300	@	Jacobs Engineering Group, Inc.	1,106,967
13,573		KBR, Inc.	250,286
8,408	@	Shaw Group, Inc.	230,463
1,100	@	Stanley, Inc.	36,168
6,820	@	URS Corp.	337,726
			3,978,196
		Entertainment: 0.0%
1,935	@	DreamWorks Animation SKG, Inc.	53,387
6,056	@	Pinnacle Entertainment, Inc.	56,260
8,500	@	Shuffle Master, Inc.	56,185
			165,832
		Environmental Control: 0.1%
5,378	@	Calgon Carbon Corp.	74,700
704	@	Clean Harbors, Inc.	38,009
5,445	@	Darling International, Inc.	35,937
3,280	@	Tetra Tech, Inc.	93,972
9,583	@	Waste Connections, Inc.	248,296
			490,914
		Food: 1.1%
1,369	L	Cal-Maine Foods, Inc.	34,170
1,405		Corn Products International, Inc.	37,640
11,500	@	Dean Foods Co.	220,685
3,514		Diamond Foods, Inc.	98,041
10,800		General Mills, Inc.	605,016
127	@	Hain Celestial Group, Inc.	1,982
4,000		J&J Snack Foods Corp.	143,600
98,724		Kraft Foods, Inc.	2,501,666
12,638		Kroger Co.	278,668
2,785		Lancaster Colony Corp.	122,735
789		Lance, Inc.	18,250
1,890		Nash Finch Co.	51,143
4,405	@	Ralcorp Holdings, Inc.	268,353
4,852		Ruddick Corp.	113,682
2,000		Sanderson Farms, Inc.	90,000
79,490		Sara Lee Corp.	775,822
4,700	@,L	Smithfield Foods, Inc.	65,659
1,586		Spartan Stores, Inc.	19,682
9,750		Supervalu, Inc.	126,263
4,243	@	TreeHouse Foods, Inc.	122,071
43,600		Tyson Foods, Inc.	549,796
2,550	@	United Natural Foods, Inc.	66,938
			6,311,862
		Forest Products & Paper: 0.2%
4,650	@	Buckeye Technologies, Inc.	20,879
1,100	@	Clearwater Paper Corp.	27,819
45,316		International Paper Co.	685,631
20,500		MeadWestvaco Corp.	336,405
3,900		Schweitzer-Mauduit International, Inc.	106,119
			1,176,853

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 0.5%
10,550		AGL Resources, Inc.	$335,490
13,102		Atmos Energy Corp.	328,074
3,598		Energen Corp.	143,560
151		Laclede Group, Inc.	5,003
2,200		National Fuel Gas Co.	79,376
7,021		New Jersey Resources Corp.	260,058
950		Northwest Natural Gas Co.	42,104
4,322		Piedmont Natural Gas Co.	104,203
17,141		Sempra Energy	850,708
2,100		South Jersey Industries, Inc.	73,269
3,100		Southwest Gas Corp.	68,851
13,997		UGI Corp.	356,784
3,350		Vectren Corp.	78,491
3,000		WGL Holdings, Inc.	96,060
			2,822,031
		Hand/Machine Tools: 0.0%
1,175		Baldor Electric Co.	27,953
1,053		Kennametal, Inc.	20,197
2,550		Lincoln Electric Holdings, Inc.	91,902
1,457		Regal-Beloit Corp.	57,872
			197,924
		Healthcare-Products: 1.5%
663	@	Abaxism, Inc.	13,618
12,204	@	Affymetrix, Inc.	72,370
6,800	@	Align Technology, Inc.	72,080
12,535	@	American Medical Systems Holdings, Inc.	198,053
1,480		Beckman Coulter, Inc.	84,567
6,377		Becton Dickinson & Co.	454,744
47,600	@	Boston Scientific Corp.	482,664
2,526		Cooper Cos., Inc.	62,468
5,970	@	Cyberonics	99,281
1,318	@	Edwards Lifesciences Corp.	89,664
4,481	@	Gen-Probe, Inc.	192,593
1,900	@	Haemonetics Corp.	108,300
6,950	@	Henry Schein, Inc.	333,253
8,433	S	Hill-Rom Holdings, Inc.	136,783
20,598	@	Hologic, Inc.	293,110
18,400	@	Hospira, Inc.	708,768
1,038	@	ICU Medical, Inc.	42,714
567	@	Idexx Laboratories, Inc.	26,195
5,900		Invacare Corp.	104,135
55,790		Johnson & Johnson	3,168,872
5,190	@	Kensey Nash Corp.	136,030
5,340	@	Kinetic Concepts, Inc.	145,515
33,412		Medtronic, Inc.	1,165,745
1,100		Meridian Bioscience, Inc.	24,838
2,133	@	Merit Medical Systems, Inc.	34,768
7,130	@	PSS World Medical, Inc.	131,976
4,741	@	Resmed, Inc.	193,101
10,750		Steris Corp.	280,360
400		Techne Corp.	25,524
2,900	@	Thoratec Corp.	77,662
890		West Pharmaceutical Services, Inc.	31,017
			8,990,768
		Healthcare-Services: 1.3%
24,857		Aetna, Inc.	622,668
709	@	Air Methods Corp.	19,398
2,430	@,L	Amedisys, Inc.	80,239

Shares			Value
7,303	@	AMERIGROUP Corp.	$196,086
5,950	@	Amsurg Corp.	127,568
5,800	@	Centene Corp.	115,884
11,105		Cigna Corp.	267,519
13,146	@	Community Health Systems, Inc.	331,937
750	@	Covance, Inc.	36,900
12,400	@,S	Coventry Health Care, Inc.	232,004
1,000	@	Genoptix, Inc.	31,990
4,242	@	Gentiva Health Services, Inc.	69,823
32,738	@	Health Management Associates, Inc.	161,726
12,300	@	Health Net, Inc.	191,265
7,350	@	Healthspring, Inc.	79,821
5,690	@	Healthways, Inc.	76,531
8,544	@	Humana, Inc.	275,629
900	@	IPC The Hospitalist Co., Inc.	24,021
5,600	@	Kindred Healthcare, Inc.	69,272
9,482	@	Laboratory Corp. of America Holdings	642,785
2,450	@	LHC Group, Inc.	54,415
9,300	@	LifePoint Hospitals, Inc.	244,125
10,300	@	Lincare Holdings, Inc.	242,256
6,100	@	Magellan Health Services, Inc.	200,202
7,080	@	Mednax, Inc.	298,280
3,687	@,L	Molina Healthcare, Inc.	88,193
5,887	@	Odyssey HealthCare, Inc.	60,518
7,700		Quest Diagnostics	434,511
2,200	@	RehabCare Group, Inc.	52,646
551	@	Res-Care, Inc.	7,879
59,003		UnitedHealth Group, Inc.	1,473,895
5,950		Universal Health Services, Inc.	290,658
4,500	@	WellCare Health Plans, Inc.	83,205
13,400	@	WellPoint, Inc.	681,926
			7,865,775
		Home Builders: 0.3%
37,000		D.R. Horton, Inc.	346,320
21,100		KB Home	288,648
25,300		Lennar Corp.	245,157
4,170		M/I Homes, Inc.	40,824
5,350		MDC Holdings, Inc.	161,089
4,550	@	Meritage Homes Corp.	85,813
550	@	NVR, Inc.	276,315
4,250		Ryland Group, Inc.	71,230
16,917	@	Standard-Pacific Corp.	34,342
6,371		Thor Industries, Inc.	117,035
14,100	@	Toll Brothers, Inc.	239,277
			1,906,050
		Home Furnishings: 0.0%
1,124	@	DTS, Inc.	30,427
9,247		La-Z-Boy, Inc.	43,646
3,500	@	Universal Electronics, Inc.	70,595
			144,668
		Household Products/Wares: 0.4%
7,296		Avery Dennison Corp.	187,361
8,747	@	Central Garden & Pet Co.	86,158
5,280		Church & Dwight Co., Inc.	286,757
3,200	@	Helen of Troy Ltd.	53,728
25,234		Kimberly-Clark Corp.	1,323,019
4,644		Tupperware Corp.	120,837
			2,057,860

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Housewares: 0.0%
4,657	L	Toro Co.	$139,244
			139,244
		Insurance: 1.7%
13,546		Aflac, Inc.	421,145
13,675		American Financial Group, Inc.	295,107
178		American Physicians Capital, Inc.	6,970
4,752	@	Amerisafe, Inc.	73,941
36,762		AON Corp.	1,392,177
5,404		Arthur J. Gallagher & Co.	115,321
1,106		Brown & Brown, Inc.	22,043
54,273		Chubb Corp.	2,164,407
8,651		Delphi Financial Group	168,089
1,698		Employers Holdings, Inc.	23,008
6,629	@@	Everest Re Group Ltd.	474,438
18,561		Fidelity National Title Group, Inc.	251,130
10,050		First American Corp.	260,396
2,969		Hanover Insurance Group, Inc.	113,149
7,023		HCC Insurance Holdings, Inc.	168,622
14,700		Horace Mann Educators Corp.	146,559
3,633		Infinity Property & Casualty Corp.	132,459
9,000		Loews Corp.	246,600
13,000		Marsh & McLennan Cos., Inc.	261,690
2,100	@	Navigators Group, Inc.	93,303
6,319		Old Republic International Corp.	62,242
5,400	@	ProAssurance Corp.	249,534
17,400	@	Progressive Corp.	262,914
1,300		Protective Life Corp.	14,872
5,143		Reinsurance Group of America, Inc.	179,542
144		RLI Corp.	6,451
1,762		Safety Insurance Group, Inc.	53,847
4,214		Selective Insurance Group	53,813
5,400		Stancorp Financial Group, Inc.	154,872
1,422		Stewart Information Services Corp.	20,264
10,910		Torchmark Corp.	404,106
4,310		Tower Group, Inc.	106,802
22,052		Travelers Cos., Inc.	905,014
13,047		Unitrin, Inc.	156,825
39,829		UnumProvident Corp.	631,688
3,850		WR Berkley Corp.	82,660
59	L	Zenith National Insurance Corp.	1,283
			10,177,283
		Internet: 1.6%
14,532	@	Amazon.com, Inc.	1,215,747
2,054	@	Avocent Corp.	28,674
4,820	@	Blue Coat Systems, Inc.	79,723
1,390	@,L	Blue Nile, Inc.	59,756
1,152	@	comScore, Inc.	15,345
5,070	@	Cybersource Corp.	77,571
3,439	@	DealerTrack Holdings, Inc.	58,463
2,533	@	Digital River, Inc.	91,999
85,567	@	eBay, Inc.	1,465,763
2,700	@	Equinix, Inc.	196,398
6,668	@	eResearch Technology, Inc.	41,408
5,250	@	F5 Networks, Inc.	181,598
8,839	@	Google, Inc. - Class A	3,726,434
8,208	@	j2 Global Communications, Inc.	185,172
1,553	@	Knot, Inc.	12,238
2,100	@,L	NetFlix, Inc.	86,814

Shares			Value
4,040	L	Nutri/System, Inc.	$58,580
7,790	@	Perficient, Inc.	54,452
3,450	@,L	Priceline.com, Inc.	384,848
6,460	@	Stamps.com, Inc.	54,781
68,070	@	Symantec Corp.	1,059,169
17,251		United Online, Inc.	112,304
12,500	@	Valueclick, Inc.	131,500
4,842	@	Websense, Inc.	86,381
2,953	@	Yahoo!, Inc.	46,244
			9,511,362
		Investment Companies: 0.0%
2,265		Apollo Investment Corp.	13,590
			13,590
		Iron/Steel: 0.3%
3,800		Allegheny Technologies, Inc.	132,734
13,133		Cliffs Natural Resources, Inc.	321,365
7,979		Nucor Corp.	354,507
8,500		Reliance Steel & Aluminum Co.	326,315
9,999		Steel Dynamics, Inc.	147,285
18,230	L	United States Steel Corp.	651,540
			1,933,746
		Leisure Time: 0.0%
145		Brunswick Corp.	626
3,550	@	Interval Leisure Group, Inc.	33,086
2,337	L	Polaris Industries, Inc.	75,064
			108,776
		Lodging: 0.0%
1,698		Marcus Corp.	17,863
			17,863
		Machinery-Construction & Mining: 0.1%
3,200		Bucyrus International, Inc.	91,392
10,049		Joy Global, Inc.	358,950
5,361	@	Terex Corp.	64,707
			515,049
		Machinery-Diversified: 0.4%
3,917	@	AGCO Corp.	113,867
2,079		Albany International Corp.	23,658
7,500		Applied Industrial Technologies, Inc.	147,750
2,000		Briggs & Stratton Corp.	26,680
3,000		Cognex Corp.	42,390
10,100		Flowserve Corp.	705,081
8,750	@	Gardner Denver, Inc.	220,238
1,450		Graco, Inc.	31,929
9,581		IDEX Corp.	235,405
5,624	@	Intermec, Inc.	72,550
643	L	Lindsay Manufacturing Co.	21,283
1,024		Nordson Corp.	39,588
2,684		Robbins & Myers, Inc.	51,667
4,300		Rockwell Automation, Inc.	138,116
8,698		Roper Industries, Inc.	394,106
6,042		Wabtec Corp.	194,371
			2,458,679
		Media: 1.0%
170,432		Comcast Corp. - Class A	2,469,560
26,850	@,L	DIRECTV Group, Inc.	663,464

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Media (continued)
1,100	L	Factset Research Systems, Inc.	$54,857
4,200		McGraw-Hill Cos., Inc.	126,462
4,998	@	Time Warner Cable, Inc.	158,287
65,916		Time Warner, Inc.	1,660,424
39,000	@	Viacom - Class B	885,300
			6,018,354
		Metal Fabricate/Hardware: 0.3%
550		Kaydon Corp.	17,908
1,100		Lawson Products	15,631
7,946		Mueller Industries, Inc.	165,277
14,464		Precision Castparts Corp.	1,056,306
95	@	RTI International Metals, Inc.	1,679
6,000		Timken Co.	102,480
1,200		Valmont Industries, Inc.	86,496
9,884		Worthington Industries	126,416
			1,572,193
		Mining: 0.0%
1,950		Amcol International Corp.	42,081
1,689	@	Brush Engineered Materials, Inc.	28,291
152	@	Century Aluminum Co.	947
			71,319
		Miscellaneous Manufacturing: 1.9%
11,700		Actuant Corp.	142,740
3,860	L	Acuity Brands, Inc.	108,273
140		AO Smith Corp.	4,560
765		Aptargroup, Inc.	25,834
1,653	@	AZZ, Inc.	56,880
6,067		Brink's Co.	176,125
7,250		Carlisle Cos., Inc.	174,290
5,260	@	Ceradyne, Inc.	92,892
3,183		Clarcor, Inc.	92,912
17,300		Cooper Industries Ltd.	537,165
4,479		Crane Co.	99,926
6,873		Donaldson Co., Inc.	238,081
58,570		Dover Corp.	1,938,081
3,100		Eaton Corp.	138,291
6,000	@,S	EnPro Industries, Inc.	108,060
3,155	@	ESCO Technologies, Inc.	141,344
11,405		Federal Signal Corp.	87,248
360,562		General Electric Co.	4,225,787
5,536	@	Griffon Corp.	46,060
8,284		Harsco Corp.	234,437
17,000		Honeywell International, Inc.	533,800
36,423		ITT Corp.	1,620,824
3,150		John Bean Technologies Corp.	39,438
2,342		Myers Industries, Inc.	19,485
3,147		Pentair, Inc.	80,626
2,098		SPX Corp.	102,739
1,403		Standex International Corp.	16,275
2,347	L	Sturm Ruger & Co., Inc.	29,197
2,300		Teleflex, Inc.	103,109
5,000		Tredegar Corp.	66,600
			11,281,079
		Office Furnishings: 0.1%
10,202		Herman Miller, Inc.	156,499
2,250		HNI, Corp.	40,635
6,469		Interface, Inc.	40,108
			237,242

Shares			Value
		Office/Business Equipment: 0.3%
64,400		Pitney Bowes, Inc.	$1,412,292
70,704		Xerox Corp.	458,162
			1,870,454
		Oil & Gas: 4.7%
13,029		Anadarko Petroleum Corp.	591,386
11,588		Apache Corp.	836,074
8,562	@	Atwood Oceanics, Inc.	213,279
4,900	@	Bill Barrett Corp.	134,554
56,076		Chevron Corp.	3,715,035
3,500		Cimarex Energy Co.	99,190
3,935	@	Comstock Resources, Inc.	130,052
14,527		ConocoPhillips	611,006
9,700	L	Diamond Offshore Drilling	805,585
8,600	@	Encore Acquisition Co.	265,310
161,832		ExxonMobil Corp.	11,313,675
4,850	@	Forest Oil Corp.	72,362
18,612		Frontier Oil Corp.	244,003
9,050		Helmerich & Payne, Inc.	279,374
9,883		Hess Corp.	531,211
4,655		Holly Corp.	83,697
9,475		Marathon Oil Corp.	285,482
25,124		Murphy Oil Corp.	1,364,736
9,460	@	Newfield Exploration Co.	309,058
33,414		Occidental Petroleum Corp.	2,198,975
18,300		Patterson-UTI Energy, Inc.	235,338
1,850		Penn Virginia Corp.	30,285
758	@	Petroleum Development Corp.	11,893
82	@	Petroquest Energy, Inc.	303
1,995	@	Pioneer Drilling Co.	9,556
5,746	@	Plains Exploration & Production Co.	157,211
5,850	@	Pride International, Inc.	146,601
11,550	@,L	Quicksilver Resources, Inc.	107,300
14,960	@	Southwestern Energy Co.	581,196
3,072		St. Mary Land & Exploration Co.	64,113
9,298	@	Stone Energy Corp.	68,991
48	@	Swift Energy Co.	799
28,379	L	Tesoro Corp.	361,265
37,100		XTO Energy, Inc.	1,414,994
			27,273,889
		Oil & Gas Services: 1.3%
3,842	@	Basic Energy Services, Inc.	26,241
43,072		BJ Services Co.	587,071
65,920	@	Cameron International Corp.	1,865,536
1,621	L	CARBO Ceramics, Inc.	55,438
2,600	@	Dril-Quip, Inc.	99,060
7,800	@	Exterran Holdings, Inc.	125,112
1,980		Gulf Island Fabrication, Inc.	31,343
4,467	@	Helix Energy Solutions Group, Inc.	48,556
4,377	@	Hornbeck Offshore Services, Inc.	93,624
2,489	@,L	ION Geophysical Corp.	6,397
1,100		Lufkin Industries, Inc.	46,255
5,700	@	Matrix Service Co.	65,436
1,397	@	NATCO Group, Inc.	45,989
60,619	@	National Oilwell Varco, Inc.	1,979,817
2,921	@	Oceaneering International, Inc.	132,029
5,825	@	Oil States International, Inc.	141,023
33,768		Schlumberger Ltd.	1,827,186
3,079	@	SEACOR Holdings, Inc.	231,664

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil & Gas Services (continued)
3,600	@	Superior Energy Services	$62,172
6,104	@	Tetra Technologies, Inc.	48,588
			7,518,537
		Packaging & Containers: 0.5%
7,539		Ball Corp.	340,461
31,524		Bemis Co.	794,405
6,500		Packaging Corp. of America	105,300
35,300	@	Pactiv Corp.	766,010
6,030		Rock-Tenn Co.	230,105
28,244		Sealed Air Corp.	521,102
10,611		Sonoco Products Co.	254,133
3,290		Temple-Inland, Inc.	43,165
			3,054,681
		Pharmaceuticals: 3.6%
54,396		Abbott Laboratories	2,558,788
29,738		AmerisourceBergen Corp.	527,552
70,272		Bristol-Myers Squibb Co.	1,427,224
3,950	@	Catalyst Health Solutions, Inc.	98,513
72,596		Eli Lilly & Co.	2,514,725
15,650	@	Endo Pharmaceuticals Holdings, Inc.	280,448
14,960	@	Express Scripts, Inc.	1,028,500
30,814	@	Forest Laboratories, Inc.	773,740
27,600	@	King Pharmaceuticals, Inc.	265,788
4,829	S	McKesson Corp.	212,476
27,028	@	Medco Health Solutions, Inc.	1,232,747
1,513		Medicis Pharmaceutical Corp.	24,692
16,706		Merck & Co., Inc.	467,100
10,450		Omnicare, Inc.	269,192
3,650	@	Par Pharmaceutical Cos., Inc.	55,298
3,450		Perrigo Co.	95,841
325,370		Pfizer, Inc.	4,880,550
6,300	@	PharMerica Corp.	123,669
2,180	@	Salix Pharmaceuticals Ltd.	21,517
53,860		Schering-Plough Corp.	1,352,963
12,100	@	Sepracor, Inc.	209,572
11,050	@,L	Valeant Pharmaceuticals International	284,206
11,020	@	Viropharma, Inc.	65,349
13,950	@	Watson Pharmaceuticals, Inc.	469,976
46,259		Wyeth	2,099,696
			21,340,122
		Pipelines: 0.1%
5,516		Oneok, Inc.	162,667
16,400		Williams Cos., Inc.	256,004
			418,671
		Real Estate: 0.0%
2,850	@,L	Forestar Real Estate Group, Inc.	33,858
			33,858
		Retail: 4.3%
3,200	@	99 Cents Only Stores	43,456
8,550		Advance Auto Parts, Inc.	354,740
7,400	@	Aeropostale, Inc.	253,598
3,200		American Eagle Outfitters	45,344
26,800	@,L	Autonation, Inc.	464,980
7,700	L	Barnes & Noble, Inc.	158,851
1,474		Big 5 Sporting Goods Corp.	16,302
4,800	@	BJ's Wholesale Club, Inc.	154,704

Shares			Value
2,146		Bob Evans Farms, Inc.	$61,676
11,113	S	Brinker International, Inc.	189,254
4,360		Buckle, Inc.	138,517
1,800	@,L	Buffalo Wild Wings, Inc.	58,536
6,450	@	Cabela's, Inc.	79,335
6,200	@	California Pizza Kitchen, Inc.	82,398
8,293	@,L	Carmax, Inc.	121,907
3,500		Casey's General Stores, Inc.	89,915
6,200		Cash America International, Inc.	145,018
9,600		Cato Corp.	167,424
3,000	@	CEC Entertainment, Inc.	88,440
5,578	@	Charlotte Russe Holding, Inc.	71,845
10,657	@	Cheesecake Factory	184,366
15,600	@	Chico's FAS, Inc.	151,788
4,791	@	Childrens Place Retail Stores, Inc.	126,626
2,250	@,L	Chipotle Mexican Grill, Inc.	180,000
344		Christopher & Banks Corp.	2,308
11,600	@	Coldwater Creek, Inc.	70,296
4,247	@	Collective Brands, Inc.	61,879
1,992	@	Copart, Inc.	69,063
2,389		Cracker Barrel Old Country Store	66,653
53,490		CVS Caremark Corp.	1,704,726
6,200	@	Dick's Sporting Goods, Inc.	106,640
1,551	L	DineEquity, Inc.	48,376
8,550	@	Dollar Tree, Inc.	359,955
9,700	@,L	Dress Barn, Inc.	138,710
18,810		Family Dollar Stores, Inc.	532,323
6,050		Finish Line	44,891
6,230	@	First Cash Financial Services, Inc.	109,150
13,950		Foot Locker, Inc.	146,057
10,105		Fred's, Inc.	127,323
48,598		Gap, Inc.	797,007
885	@	Genesco, Inc.	16,611
2,300		Group 1 Automotive, Inc.	59,846
3,653		Guess ?, Inc.	94,174
5,050	@	Gymboree Corp.	179,174
2,300		Haverty Furniture Cos., Inc.	21,045
3,150	@,L	Hibbett Sporting Goods, Inc.	56,700
84,764		Home Depot, Inc.	2,002,973
6,300	@	HOT Topic, Inc.	46,053
4,300	@	HSN, Inc.	45,451
2,100	@	Jack in the Box, Inc.	47,145
14,800		JC Penney Co., Inc.	424,908
3,750	@	Jo-Ann Stores, Inc.	77,513
2,568	@,L	JoS. A Bank Clothiers, Inc.	88,493
19,400	@	Kohl's Corp.	829,350
651	L	Landry's Restaurants, Inc.	5,599
47,400	S	Limited Brands, Inc.	567,378
46,700		Lowe's Cos., Inc.	906,447
6,700	@	MarineMax, Inc.	23,048
34,460		McDonald's Corp.	1,981,105
4,352		Men's Wearhouse, Inc.	83,471
5,818		MSC Industrial Direct Co.	206,423
408		OfficeMax, Inc.	2,562
3,200	@	Panera Bread Co.	159,552
4,251	@	PetMed Express, Inc.	63,893
14,760		Petsmart, Inc.	316,750
4,010	@,L	PF Chang's China Bistro, Inc.	128,561
5,419		Phillips-Van Heusen	155,471
252	@,L	Red Robin Gourmet Burgers, Inc.	4,725
9,332		Regis Corp.	162,470
13,650		Ross Stores, Inc.	526,890
3,608	@	Ruby Tuesday, Inc.	24,029
8,100	@,L	Sears Holding Corp.	538,812

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
9,992		Stage Stores, Inc.	$110,911
23,695		Staples, Inc.	477,928
9,900	@	Starbucks Corp.	137,511
6,929	@	Steak N Shake Co.	60,559
6,812	@	Stein Mart, Inc.	60,354
38,504		Target Corp.	1,519,753
2,770	@	Texas Roadhouse, Inc.	30,221
8,127		TJX Cos., Inc.	255,675
5,900	@	Tractor Supply Co.	243,788
1,025	@	Tuesday Morning Corp.	3,454
1,953	@	Urban Outfitters, Inc.	40,759
20,863		Walgreen Co.	613,372
75,733		Wal-Mart Stores, Inc.	3,668,507
10,200		Williams-Sonoma, Inc.	121,074
4,360		World Fuel Services Corp.	179,763
1,055	@,L	Zale Corp.	3,629
462	@	Zumiez, Inc.	3,701
			25,191,958
		Savings & Loans: 0.5%
384		Brookline Bancorp., Inc.	3,579
52		Dime Community Bancshares	474
14,120		First Niagara Financial Group, Inc.	161,250
139,631		Hudson City Bancorp., Inc.	1,855,696
36,550		New York Community Bancorp., Inc.	390,720
20,100		NewAlliance Bancshares, Inc.	231,150
			2,642,869
		Semiconductors: 1.2%
6,100	@	Broadcom Corp.	151,219
133	@	Cabot Microelectronics Corp.	3,763
3,300	@,L	Cree, Inc.	96,987
21,797	@	Cypress Semiconductor Corp.	200,532
2,570	@	Diodes, Inc.	40,195
4,601	@	DSP Group, Inc.	31,103
1,400	@	Hittite Microwave Corp.	48,650
17,400	@	Integrated Device Technology, Inc.	105,096
84,530		Intel Corp.	1,398,972
6,223		Intersil Corp.	78,223
6,200	@	Kopin Corp.	22,754
1,576	@	Kulicke & Soffa Industries, Inc.	5,406
4,200	@	Lam Research Corp.	109,200
11,321	@	Microsemi Corp.	156,230
6,950	@	MKS Instruments, Inc.	91,671
3,600	@	Rudolph Technologies, Inc.	19,872
9,174	@	Semtech Corp.	145,958
2,500	@,S	Silicon Laboratories, Inc.	94,850
18,100	@	Skyworks Solutions, Inc.	177,018
900	@,L	Supertex, Inc.	22,599
125,600		Texas Instruments, Inc.	2,675,280
6,503	@	Triquint Semiconductor, Inc.	34,531
3,600	@	Ultratech, Inc.	44,316
7,435	@	Varian Semiconductor Equipment Associates, Inc.	178,366
7,335	@	Veeco Instruments, Inc.	85,013
34,708		Xilinx, Inc.	710,126
			6,727,930
		Software: 2.7%
11,294		Acxiom Corp.	99,726
1,049	@,L	Advent Software, Inc.	34,397

Shares			Value
5,350	@	Ansys, Inc.	$166,706
1,410	@	Avid Technology, Inc.	18,908
3,947		Blackbaud, Inc.	61,376
16,300		Broadridge Financial Solutions ADR	270,254
63,166		CA, Inc.	1,100,983
2,850	@,L	Cerner Corp.	177,527
4,685	@	Commvault Systems, Inc.	77,677
59,300	@	Compuware Corp.	406,798
3,903	@	Concur Technologies, Inc.	121,305
7,147	@	CSG Systems International	94,626
884	@	Digi International, Inc.	8,619
709	@	Ebix, Inc.	22,206
9,236	@	Eclipsys Corp.	164,216
14,950	@	Epicor Software Corp.	79,235
12,950		Fair Isaac Corp.	200,207
39,996		Fidelity National Information Services, Inc.	798,320
12,640	@	Fiserv, Inc.	577,648
9,780	@	Informatica Corp.	168,118
9,800	@	Intuit, Inc.	275,968
4,400	@	JDA Software Group, Inc.	65,824
7,000	@	Metavante Technologies, inc.	181,020
250,332		Microsoft Corp.	5,950,353
168,294	@	Oracle Corp.	3,604,857
14,250	@	Parametric Technology Corp.	166,583
6,780	@	Phase Forward, Inc.	102,446
4,600	@	Progress Software Corp.	97,382
852		Quality Systems, Inc.	48,530
3,760	@	Smith Micro Software, Inc.	36,923
2,700	@	SPSS, Inc.	90,099
10,643	@	Sybase, Inc.	333,552
4,900	@	SYNNEX Corp.	122,451
8,870	@	Take-Two Interactive Software, Inc.	83,999
3,200	@	Taleo Corp.	58,464
2,381	@	Tyler Technologies, Inc.	37,191
4,900	@	Wind River Systems, Inc.	56,154
			15,960,648
		Storage/Warehousing: 0.0%
309	@	Mobile Mini, Inc.	4,533
			4,533
		Telecommunications: 3.3%
44,050	@	3Com Corp.	207,476
7,541	@	ADC Telecommunications, Inc.	60,026
1,194		Adtran, Inc.	25,635
1,960	@	Anixter International, Inc.	73,676
2,100		Applied Signal Technology, Inc.	53,571
15,618	@	Arris Group, Inc.	189,915
193,957		AT&T, Inc.	4,817,892
3,421		Black Box Corp.	114,501
2,700	@	Cbeyond, Inc.	38,745
16,400	@,S	Cincinnati Bell, Inc.	46,576
272,461	@	Cisco Systems, Inc.	5,078,673
11,563	@	CommScope, Inc.	303,644
5,170	@	Comtech Telecommunications	164,820
18,912		Corning, Inc.	303,727
4,980		Embarq Corp.	209,459
7,340		Fairpoint Communications, Inc.	4,404
3,000	@	General Communication, Inc.	20,790
15,000	@	Harmonic, Inc.	88,350
9,487		Harris Corp.	269,051

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Telecommunications (continued)
3,000		Iowa Telecommunications Services, Inc.	$37,530
4,350	@	Netgear, Inc.	62,684
9,600	@	NeuStar, Inc.	212,736
2,400	@	Neutral Tandem, Inc.	70,848
6,098	@	Novatel Wireless, Inc.	55,004
11,016		Plantronics, Inc.	208,313
4,400	@	Polycom, Inc.	89,188
61,066		Qualcomm, Inc.	2,760,183
32,600	L	Qwest Communications International, Inc.	135,290
116,595	@	Sprint Nextel Corp.	560,822
6,903	@	Symmetricom, Inc.	39,830
5,611	@	Syniverse Holdings, Inc.	89,944
4,200	@	Tekelec	70,686
6,025		Telephone & Data Systems, Inc.	170,508
93,725		Verizon Communications, Inc.	2,880,169
			19,514,666
		Textiles: 0.1%
6,700		Cintas Corp.	153,028
6,430		G&K Services, Inc.	135,995
882	@	Mohawk Industries, Inc.	31,470
1,866		Unifirst Corp.	69,359
			389,852
		Toys/Games/Hobbies: 0.0%
348	@	Jakks Pacific, Inc.	4,465
5,400	@	Marvel Entertainment, Inc.	192,186
			196,651
		Transportation: 0.8%
1,153	@	Bristow Group, Inc.	34,163
2,800		CH Robinson Worldwide, Inc.	146,020
949		Con-way, Inc.	33,509
34,200		CSX Corp.	1,184,346
8,975		Heartland Express, Inc.	132,112
6,271	@	HUB Group, Inc.	129,433
2,607		JB Hunt Transport Services, Inc.	79,592
1,512	@	Kansas City Southern	24,358
4,091	@	Kirby Corp.	130,053
1,600		Knight Transportation, Inc.	26,480
4,222		Landstar System, Inc.	151,612
3,000	@	Old Dominion Freight Line	100,710
6,974		Tidewater, Inc.	298,975
17,117		Union Pacific Corp.	891,111
30,200		United Parcel Service, Inc. - Class B	1,509,698
			4,872,172
		Trucking & Leasing: 0.0%
800		GATX Corp.	20,576
			20,576
		Water: 0.0%
7,900		Aqua America, Inc.	141,410
			141,410
Total Common Stock (Cost $342,073,483)			343,664,621

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Apartments: 0.3%
4,300		BRE Properties, Inc.	$102,168
7,125		Camden Property Trust	196,650
28,366		Equity Residential	630,576
2,160		Home Properties, Inc.	73,656
3,600		Mid-America Apartment Communities, Inc.	132,156
1,800		Post Properties, Inc.	24,192
25,000		UDR, Inc.	258,250
			1,417,648
		Diversified: 0.1%
7,855		Colonial Properties Trust	58,127
13,235		Cousins Properties, Inc.	112,498
9,402		Duke Realty Corp.	82,456
4,340		Entertainment Properties Trust	89,404
14,292		Lexington Realty Trust	48,593
13,450		Liberty Property Trust	309,888
1,626		PS Business Parks, Inc.	78,763
			779,729
		Forest Products & Paper: 0.1%
9,550		Rayonier, Inc.	347,143
			347,143
		Health Care: 0.1%
9,100		Medical Properties Trust, Inc.	55,237
12,900		Nationwide Health Properties, Inc.	332,046
9,020		Senior Housing Properties Trust	147,206
			534,489
		Hotels: 0.1%
20,711	@	DiamondRock Hospitality Co.	129,651
17,800	@	Hospitality Properties Trust	211,642
9,789		LaSalle Hotel Properties	120,796
			462,089
		Office Property: 0.2%
674		Alexandria Real Estate Equities, Inc.	24,122
13,010		BioMed Realty Trust, Inc.	133,092
5,300		Corporate Office Properties Trust SBI MD	155,449
2,500		Franklin Street Properties Corp.	33,125
6,736		Highwoods Properties, Inc.	150,684
3,099		Kilroy Realty Corp.	63,653
12,200		Mack-Cali Realty Corp.	278,160
4,830		Parkway Properties, Inc.	62,790
9,350		SL Green Realty Corp.	214,489
			1,115,564
		Regional Malls: 0.3%
4,576	L	Macerich Co.	80,583
8,650	L	Pennsylvania Real Estate Investment Trust	43,250
34,282	L	Simon Property Group, Inc.	1,763,123
			1,886,956
		Shopping Centers: 0.1%
1,004		Acadia Realty Trust	13,102
7,950	@	Cedar Shopping Centers, Inc.	35,934
1,200		Federal Realty Investment Trust	61,824

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Shopping Centers (continued)
1,500		Inland Real Estate Corp.	$10,500
18,100		Kite Realty Group Trust	52,852
1,500		Regency Centers Corp.	52,365
1,950		Tanger Factory Outlet Centers, Inc.	63,239
9,100		Weingarten Realty Investors	132,041
			421,857
		Single Tenant: 0.0%
4,750		National Retail Properties, Inc.	82,413
1,650		Realty Income Corp.	36,168
			118,581
		Storage: 0.1%
2,915	@	Extra Space Storage, Inc.	24,340
9,150		Public Storage, Inc.	599,142
3,196		Sovran Self Storage, Inc.	78,622
			702,104
		Warehouse/Industrial: 0.0%
2,600		AMB Property Corp.	48,906
1,250		EastGroup Properties, Inc.	41,275
			90,181
Total Real Estate Investment Trusts (Cost $8,389,242)			7,876,341
PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
857	#,P	Zurich RegCaPS Funding Trust	519,288
Total Preferred Stock (Cost $814,150)			519,288
Principal Amount			Value
CORPORATE BONDS/NOTES: 11.2%
		Agriculture: 0.2%
$699,000		Altria Group, Inc., 9.700%, due 11/10/18	$802,636
215,000		Philip Morris International, Inc., 6.875%, due 03/17/14	242,835
			1,045,471
		Banks: 2.8%
541,000		American Express Bank FSB, 5.500%, due 04/16/13	531,367
676,000	C	Bank of America Corp., 8.000%, due 12/29/49	565,388
140,000	@@,C	Bank of Ireland, 0.875%, due 12/29/49	39,018
1,438,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	1,248,955
200,000	@@,C	BNP Paribas, 1.928%, due 09/29/49	84,000
171,000		Capital One Financial Corp., 7.375%, due 05/23/14	176,511
1,065,000		Citigroup, Inc., 5.000%, due 09/15/14	893,787
721,000		Citigroup, Inc., 5.250%, due 02/27/12	704,483

Principal Amount			Value
$82,000		Citigroup, Inc., 8.500%, due 05/22/19	$83,552
241,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	117,439
1,114,000		Fifth Third Bancorp., 8.250%, due 03/01/38	854,691
864,000		First Tennessee Bank NA, 5.650%, due 04/01/16	648,270
318,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	325,484
372,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	384,935
427,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	428,468
638,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	666,549
600,000	@@,C	HSBC Bank PLC, 1.288%, due 06/29/49	285,000
387,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	386,398
344,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	332,006
803,000		Morgan Stanley, 2.250%, due 03/13/12	810,599
396,000		Morgan Stanley, 4.750%, due 04/01/14	374,447
167,000	C	Morgan Stanley, 5.300%, due 03/01/13	169,288
84,000	C	Morgan Stanley, 6.750%, due 04/15/11	88,033
511,000	C	Morgan Stanley, 7.300%, due 05/13/19	530,811
1,015,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	1,063,968
960,000	@@,#,C	Rabobank, 11.000%, due 12/29/49	1,070,706
50,000	@@,C	Societe Generale, 1.375%, due 11/29/49	21,906
1,239,000	L	State Street Corp., 2.150%, due 04/30/12	1,245,454
506,000		SunTrust Bank/Atlanta GA, 5.450%, due 12/01/17	445,148
622,000		Wachovia Bank NA, 6.000%, due 11/15/17	627,885
796,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	778,404
365,000		Wachovia Corp., 5.500%, due 05/01/13	377,369
			16,360,319
		Beverages: 0.3%
596,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	602,009
547,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	599,251
396,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	419,472
			1,620,732

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Chemicals: 0.2%
$287,000	#,C	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	$293,740
267,000	#,C	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	279,011
432,000	C	Dow Chemical Co., 7.600%, due 05/15/14	445,409
			1,018,160
		Computers: 0.1%
521,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	544,487
			544,487
		Diversified Financial Services: 1.5%
940,000	@@,#,C	Aiful Corp., 4.450%, due 02/16/10	686,287
341,000		American Express Credit Corp., 7.300%, due 08/20/13	354,854
307,000		Capital One Bank USA NA, 6.500%, due 06/13/13	303,721
684,000		Capital One Bank USA NA, 8.800%, due 07/15/19	699,949
241,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	158,132
545,000		FIA Card Services NA, 6.625%, due 06/15/12	566,532
428,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	403,511
1,238,000		General Electric Capital Corp., 2.200%, due 06/08/12	1,245,220
730,000		General Electric Capital Corp., 5.875%, due 01/14/38	579,456
1,203,000		General Electric Capital Corp., 6.875%, due 01/10/39	1,086,030
1,131,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,120,573
240,000		Merrill Lynch & Co., Inc., 4.250%, due 02/08/10	240,986
468,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	469,565
336,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	421,953
62,855	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	61,999
4,534,049	#,Z	Toll Road Investors Partnership II LP, 5.000%, due 02/15/45	413,832
530,000	#,±,C	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	1,723
			8,814,323
		Electric: 1.3%
284,000	C	Ameren Corp., 8.875%, due 05/15/14	293,414
1,298,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,315,648
391,000	C	DTE Energy Co., 7.050%, due 06/01/11	409,358
210,000	C	Duke Energy Corp., 6.300%, due 02/01/14	226,950

Principal Amount			Value
$242,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	$252,724
222,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	239,023
153,000	C	Jersey Central Power and Light, 7.350%, due 02/01/19	168,496
359,856	#,C	Juniper Generation, LLC, 6.790%, due 12/31/14	326,823
451,000	C	Metropolitan Edison, 7.700%, due 01/15/19	494,142
47,000	C	Nevada Power Co., 7.125%, due 03/15/19	50,317
1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,236,151
419,000	C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	448,514
568,000	C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	642,752
243,000	C	Progress Energy, Inc., 6.050%, due 03/15/14	255,782
191,000	C	Progress Energy, Inc., 7.050%, due 03/15/19	212,293
473,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	491,239
460,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	447,711
			7,511,337
		Energy-Alternate Sources: 0.0%
600,000	I,±,X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
700,000	I,±,X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
92,655	I,X	PEA Lima, LLC, 0.000%, due 03/20/14	9
			9
		Entertainment: 0.0%
203,000		International Game Technology, 7.500%, due 06/15/19	205,179
			205,179
		Food: 0.2%
631,000		Kraft Foods, Inc., 6.125%, due 02/01/18	653,490
138,000		Kraft Foods, Inc., 6.500%, due 08/11/17	145,574
205,000	C	Safeway, Inc., 6.250%, due 03/15/14	220,219
			1,019,283
		Forest Products & Paper: 0.0%
111,000	C	International Paper Co., 7.400%, due 06/15/14	110,608
			110,608
		Gas: 0.1%
596,000	C	Sempra Energy, 6.500%, due 06/01/16	622,993
			622,993

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Healthcare-Services: 0.0%
$255,000	C	HCA, Inc., 9.250%, due 11/15/16	$251,813
			251,813
		Insurance: 0.8%
1,355,000	@@,C	Aegon NV, 3.610%, due 12/31/49	531,838
785,000		American International Group, Inc., 5.850%, due 01/16/18	415,886
331,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	320,076
416,000	C	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	319,266
683,000	C	Metlife, Inc., 7.717%, due 02/15/19	731,811
462,000	#,C	Pacific Life Insurance Co., 9.250%, due 06/15/39	449,490
266,000	C	Principal Financial Group, Inc., 7.875%, due 05/15/14	280,511
194,000		Prudential Financial, Inc., 5.700%, due 12/14/36	145,978
387,000		Prudential Financial, Inc., 6.000%, due 12/01/17	364,659
623,000		Prudential Financial, Inc., 6.625%, due 12/01/37	541,349
251,000		Prudential Financial, Inc., 7.375%, due 06/15/19	246,867
244,000	@@,C	XL Capital, Ltd., 6.500%, due 12/31/49	119,708
			4,467,439
		Iron/Steel: 0.1%
398,000	@@	ArcelorMittal, 9.850%, due 06/01/19	430,215
			430,215
		Media: 1.2%
156,000	C	Comcast Corp., 5.300%, due 01/15/14	161,489
145,000	C	Comcast Corp., 5.900%, due 03/15/16	150,198
714,000	C	Comcast Corp., 6.300%, due 11/15/17	756,906
1,006,000	#,C	COX Communications, Inc., 6.250%, due 06/01/18	996,136
276,000	#,C	COX Communications, Inc., 6.950%, due 06/01/38	266,495
80,000	#,C	Cox Communications, Inc., 8.375%, due 03/01/39	89,461
255,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	239,063
395,000	C	News America, Inc., 6.650%, due 11/15/37	356,370
855,000	#,C	News America, Inc., 6.900%, due 03/01/19	892,497
1,541,000	C	Time Warner Cable, Inc., 6.200%, due 07/01/13	1,625,095
377,000	C	Time Warner Cable, Inc., 6.750%, due 06/15/39	368,088

Principal Amount			Value
$1,013,000	C	Time Warner, Inc., 5.500%, due 11/15/11	$1,046,680
75,000	C	Time Warner, Inc., 7.700%, due 05/01/32	73,895
			7,022,373
		Miscellaneous Manufacturing: 0.2%
521,000		General Electric Co., 5.250%, due 12/06/17	512,505
615,000	@@,C	Tyco International Finance, 8.500%, due 01/15/19	683,033
			1,195,538
		Oil & Gas: 0.2%
257,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	224,875
221,000	C	Hess Corp., 8.125%, due 02/15/19	252,029
388,000	C	Marathon Oil Corp., 6.500%, due 02/15/14	415,205
191,000	C	Marathon Oil Corp., 7.500%, due 02/15/19	208,829
			1,100,938
		Oil & Gas Services: 0.0%
231,000	@@,C	Weatherford International, Ltd., 9.625%, due 03/01/19	272,194
			272,194
		Pharmaceuticals: 0.1%
244,000	C	Express Scripts, Inc., 6.250%, due 06/15/14	258,452
61,000	C	Express Scripts, Inc., 7.250%, due 06/15/19	67,388
216,000	@@,C	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	221,404
			547,244
		Pipelines: 0.4%
417,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	484,219
360,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	413,967
90,000	C	Kinder Morgan Energy Partners L.P., 6.850%, due 02/15/20	92,424
345,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	364,416
147,000	@@,C	Trans-Canada Pipelines, 7.125%, due 01/15/19	166,202
163,000	@@,C	Trans-Canada Pipelines, 7.625%, due 01/15/39	190,850
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	472,743
			2,184,821
		Real Estate: 0.0%
298,000	C,L	Simon Property Group, Inc., 6.750%, due 05/15/14	299,738
			299,738

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Retail: 0.1%
$214,000	C	CVS Caremark Corp., 6.600%, due 03/15/19	$229,072
453,598	#,C	CVS Lease Pass-through, 6.036%, due 12/10/28	388,604
			617,676
		Software: 0.1%
421,000		Oracle Corp., 5.000%, due 07/08/19	419,430
280,000		Oracle Corp., 6.125%, due 07/08/39	278,135
			697,565
		Telecommunications: 1.0%
1,252,000	C	AT&T, Inc., 6.550%, due 02/15/39	1,253,844
471,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	412,761
136,000	@@,C	British Telecommunications PLC, 5.150%, due 01/15/13	135,639
227,000	@@,C	British Telecommunications PLC, 5.950%, due 01/15/18	204,913
155,000	@@,C	Deutsche Telekom International Finance, 5.250%, due 07/22/13	159,350
44,000	C	Embarq Corp., 6.738%, due 06/01/13	44,453
594,000	C	Embarq Corp., 7.995%, due 06/01/36	523,670
255,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	209,738
349,000	@@,C	Telecom Italia Capital SA, 7.175%, due 06/18/19	354,404
154,000	@@,C	Telefonica Emisones SAU, 5.877%, due 07/15/19	159,073
430,000	@@,C	Telefonica Emisones SAU, 6.421%, due 06/20/16	460,407
491,000	C	Verizon Communications, Inc., 7.350%, due 04/01/39	536,718
447,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	566,189
1,000,000	#,C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	1,062,699
			6,083,858
		Transportation: 0.3%
453,000	C	CSX Corp., 6.250%, due 04/01/15	468,895
517,000	C	CSX Corp., 7.450%, due 04/01/38	561,532
206,000	C	Union Pacific Corp., 5.125%, due 02/15/14	213,149
572,000	C	Union Pacific Corp., 5.700%, due 08/15/18	574,178
			1,817,754
Total Corporate Bonds/Notes (Cost $68,039,943)			65,862,067

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.7%
		Federal Home Loan Mortgage Corporation##: 3.6%
$279,923	S	4.969%, due 04/01/35	$290,592
2,842,000	W	5.000%, due 08/15/33	2,878,858
7,102,634	S	5.000%, due 08/15/16-04/15/32	7,418,012
2,918,000	W	5.500%, due 07/15/34	3,012,380
1,969,502	S	5.500%, due 12/15/20-02/15/34	2,037,004
5,156,673	S	6.000%, due 01/15/29	5,499,246
225,272	S	6.500%, due 11/01/28-12/01/31	242,129
			21,378,221
		Federal National Mortgage Association##: 7.4%
104,137	S	0.454%, due 04/25/35	95,403
35,355	S	0.664%, due 08/25/33	34,750
866,000		4.000%, due 02/25/39	839,749
4,043,000	W	4.500%, due 07/25/18-07/15/35	4,067,657
579,922	S	5.000%, due 02/25/29-07/01/36	594,756
6,463,000		5.000%, due 07/01/37	6,610,437
6,187,000	W	5.500%, due 07/15/34	6,387,112
1,876,000	S	5.500%, due 05/25/30	1,961,498
4,329,000	W	6.000%, due 07/01/37	4,524,480
6,741,470	S	6.000%, due 06/01/16-01/01/38	7,184,318
8,654,000	W	6.500%, due 08/01/39	9,180,007
1,147,103	S	7.000%, due 06/01/29-07/01/32	1,259,593
182,339	S	7.500%, due 11/01/29-11/01/30	199,103
497,860	S	7.500%, due 01/25/48	537,183
			43,476,046
		Government National Mortgage Association: 2.7%
16,384	S	4.125%, due 12/20/29	16,636
6,778,000	W	4.500%, due 07/01/39	6,767,413
747,552	S	4.500%, due 04/15/39	747,990
1,730,000	W	5.000%, due 08/01/33	1,756,761
63,653	S	5.375%, due 04/20/28	65,665
275,366	S	5.500%, due 09/15/38	284,896
678,243		5.500%, due 03/20/39	699,917
532,000	S	6.000%, due 10/15/38	554,922
2,540,000		6.000%, due 07/15/33	2,645,966
98,993	S	6.500%, due 10/15/31	106,838
964,155	S	7.000%, due 09/15/24-11/15/24	1,048,147
861,235	S	7.500%, due 12/15/23	940,787
			15,635,938
Total U.S. Government Agency Obligations (Cost $79,105,232)			80,490,205
U.S. TREASURY OBLIGATIONS: 9.2%
		U.S. Treasury Bonds: 1.0%
6,464,000	S	3.500%, due 02/15/39	5,591,379
			5,591,379
		U.S. Treasury Notes: 8.2%
5,420,000	S	0.875%, due 05/31/11	5,402,239
1,530,000		1.125%, due 06/30/11	1,530,478
6,810,000	L	1.875%, due 06/15/12	6,861,640
16,583,000	L	2.250%, due 05/31/14	16,365,315
497,000	S	2.625%, due 04/30/16	480,692
14,540,000		2.625%, due 06/30/14	14,590,061
3,018,000	L	3.125%, due 05/15/19	2,919,924
			48,150,349
Total U.S. Treasury Obligations (Cost $53,419,842)			53,741,728

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
ASSET-BACKED SECURITIES: 0.9%
		Automobile Asset-Backed Securities: 0.1%
$376,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	$393,214
241,000	S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	242,698
113,000	S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	116,200
			752,112
		Home Equity Asset-Backed Securities: 0.4%
1,733,878	S	GSAA Trust, 5.242%, due 06/25/34	1,599,628
428,000	#,S	Irwin Home Equity, 5.960%, due 08/25/37	95,580
153,045	S	Merrill Lynch Mortgage Investors Trust, 0.674%, due 07/25/34	81,838
168	S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	163
387,857	S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	327,005
			2,104,214
		Other Asset-Backed Securities: 0.4%
107,455	S	Amortizing Residential Collateral Trust, 0.564%, due 05/25/32	57,774
69,434	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.914%, due 07/25/33	54,303
826	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	774
104,000	S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	45,310
733,647	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	613,495
851,801	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	584,213
459,000	#,S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	333,253
241,000	#,S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	142,675
524,516	S	Equity One, Inc., 5.050%, due 09/25/33	369,435
927,000	S	Hudson Mezzanine Funding, 1.314%, due 06/12/42	—

Principal Amount			Value
$281,922	S	Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	$130,917
1,528	S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	1,482
20,045	S	Residential Asset Mortgage Products, Inc., 0.934%, due 06/25/33	12,141
329,414	S	Structured Asset Securities Corp., 4.910%, due 06/25/33	278,029
			2,623,801
Total Asset-Backed Securities (Cost $8,075,568)			5,480,127
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
752,170	C,S	American Home Mortgage Assets, 2.260%, due 11/25/46	251,404
1,342,710	C,S	American Home Mortgage Investment Trust, 0.694%, due 11/25/45	315,256
1,420,396	C,S	Banc of America Funding Corp., 5.258%, due 09/20/35	775,773
887,287	C,S	Banc of America Mortgage Securities, Inc., 5.145%, due 09/25/35	709,169
678,826	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	609,736
191,706	C,S	Bear Stearns Alternative-A Trust, 0.634%, due 07/25/34	96,248
418,619	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	417,854
954,809	C,S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	881,977
539,489	C,S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	430,161
790,000	C,S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	626,795
618,956	C,S	Countrywide Alternative Loan Trust, 1.398%, due 11/25/46	108,232
304,423	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.634%, due 04/25/35	45,008
539,633	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	366,732
429,548	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	417,494
1,116,581	C,S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	543,473
505,560	C,S	First Horizon Mortgage Pass-through Trust, 5.394%, due 10/25/35	429,113
543,405	C,S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	479,732

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,442,752	C,S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	$1,486,410
142,756	C,S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	146,632
1,378,570	C,S	GMAC Mortgage Corp. Loan Trust, 5.261%, due 03/18/35	1,208,745
152,243	C,S	GMAC Mortgage Corp. Loan Trust, 5.466%, due 11/19/35	114,013
683,130	#,C,S	GSMPS Mortgage Loan Trust, 0.714%, due 04/25/36	592,280
765,246	S	GSMPS Mortgage Loan Trust, 0.872%, due 01/25/35	496,868
378,783	C,S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	359,568
198,248	C,S	Harborview Mortgage Loan Trust, 0.663%, due 01/19/35	87,208
270,932	C,S	Homebanc Mortgage Trust, 1.174%, due 08/25/29	138,989
200,380	C,S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	131,350
246,517	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	245,606
1,180,000	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.399%, due 05/15/45	937,952
81,940	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	83,198
690,000	C,S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	579,552
837,922	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	858,121
569,490	C,S	Luminent Mortgage Trust, 0.514%, due 10/25/46	234,847
21,468	C,S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	18,582
201,506	C,S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	189,471
100,072	C,S	MLCC Mortgage Investors, Inc., 0.634%, due 01/25/29	78,870
108,418	C,S	MortgageIT Trust, 0.684%, due 11/25/35	18,493
788,000	C,S	New York Mortgage Trust, Inc., 5.658%, due 05/25/36	511,163
325,521	C,S	Prime Mortgage Trust, 0.814%, due 02/25/35	185,780
82,941	C,S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	81,704
379,621	C,S	Residential Accredit Loans, Inc., 0.554%, due 04/25/46	65,874
110,669	C,S	Sequoia Mortgage Trust, 0.585%, due 01/20/35	61,644

Principal Amount				Value
	$3,151	C,S	Structured Adjustable Rate Mortgage Loan Trust, 0.624%, due 07/25/35	$1,386
	181,568	C,S	Structured Asset Mortgage Investments, Inc., 0.553%, due 04/19/35	91,651
	960,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	828,221
	1,130,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	866,080
	304,637	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.624%, due 01/25/45	142,051
	111,705	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.634%, due 08/25/45	60,760
	49,652	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.733%, due 06/25/44	26,650
	1,748,267	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.080%, due 01/25/47	615,970
	912,712	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.260%, due 09/25/46	174,748
	61,133	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 05/25/46	10,416
	254,779	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 06/25/46	90,640
	1,354,079	C,S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,214,358
	1,245,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.775%, due 07/25/34	1,129,852
	565,567	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.878%, due 08/25/34	510,752
	2,006,583	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	1,524,009
Total Collateralized Mortgage Obligations (Cost $31,870,651)				23,704,621
OTHER BONDS: 0.7%
			Foreign Government Bonds: 0.7%
BRL	8,953,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	3,989,100
Total Other Bonds (Cost $3,820,190)				3,989,100
Total Long-Term Investments (Cost $595,608,301)				585,328,098

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 11.3%
		Money Market: 3.0%
$17,914,000	S	ING Institutional Prime Money Market Fund - Class I	$17,914,000
Total Money Market (Cost $17,914,000)			17,914,000

	Securities Lending Collateralcc: 8.3%
49,131,766	Bank of New York Mellon Corp. Institutional Cash Reserves	48,806,335
Total Securities Lending Collateral (Cost $49,131,766)		48,806,335
Total Short-Term Investments (Cost $67,045,766)		66,720,335

Total Investments in Securities (Cost $662,654,067)*	111.0%	$652,048,433
Other Assets and Liabilities - Net	(11.0)	(64,751,110)
Net Assets	100.0%	$587,297,323

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

*  Cost for federal income tax purposes is $693,295,726.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$31,483,032
Gross Unrealized Depreciation	(72,730,325)
Net Unrealized Depreciation	$(41,247,293)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$343,664,621	$—	$—
Real Estate Investment Trusts	7,876,341	—	—
Preferred Stock	—	519,288	—
Corporate Bonds/Notes	—	65,778,058	84,009
U.S. Government Agency Obligations	—	80,490,205	—
U.S. Treasury Obligations	—	53,741,728	—
Asset-Backed Securities	—	5,480,127	—
Collateralized Mortgage Obligations	—	23,704,621	—
Foreign Government Bonds	—	—	3,989,100
Short-Term Investments	17,914,000	48,806,335	—
Total	$375,046,341	$272,928,983	$4,073,109
Other Financial Instruments***	(213,703)	(329,335)	—
Total	$(213,703)	$(329,335)	$—

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Corporate Bonds/Notes	$—	$—	$5,226	$—	$(5,217)	$84,000	$84,009
Foreign Government Bonds	2,290,460	2,990,736	(129,189)	(752,279)	582,997	(993,625)	3,989,100
Total	$2,290,460	$2,990,736	$(123,963)	$(752,279)	$577,780	$(909,625)	$4,073,109

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(345,582). Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Balanced Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Mini Index	22	09/18/09	$6,355
S&P 500	20	09/17/09	(62,192)
S&P Mid 400 E-Mini	23	09/18/09	(16,434)
U.S. Treasury 2-Year Note	26	09/30/09	(8,596)
			$(80,867)
Short Contracts
U.S. Treasury 10-Year Note	9	09/21/09	$(3,468)
U.S. Treasury Long Bond	47	09/21/09	(129,368)
			$(132,836)

ING Balanced Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	543,500	$43,945	$—	$43,945
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	681,000	32,819	—	32,819
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	344,000	(10,905)	—	(10,905)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	140,000	38,905	39,978	(1,073)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	284,000	78,921	77,833	1,088
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	959,000	266,497	143,031	123,466
						$2,951,500	$450,182	$260,842	$189,340

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 12/31/08(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	6.71	USD	542,000	$(44,364)	$—	$(44,364)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	139,000	(89,324)	(44,165)	(45,159)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	284,000	(182,503)	(98,437)	(84,066)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	241,000	(154,870)	(75,603)	(79,267)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 12/31/08(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	480,000	$(308,456)	$(75,567)	$(232,889)
							$1,686,000	$(779,517)	$(293,772)	$(485,745)

*  In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1)  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in the table above and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under SFAS No. 133	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Unrealized appreciation on swap agreements, net of upfront payments made	$462,160
Total Asset Derivatives		$462,160
Liability Derivatives
Credit contracts	Unrealized depreciation on swap agreements, net of upfront payments received	$791,495
Total Liability Derivatives		$791,495

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Forward Foreign Currency Contracts	Futures	Swaps	Total
Equity contracts	$—	$880,973	$—	$880,973
Foreign exchange contracts	(397,488)	—	—	(397,488)
Interest rate contracts	—	490,268	70,204	560,472
Credit contracts	—	—	2,774,379	2,774,379
Total	$(397,488)	$1,371,241	$2,844,583	$3,818,336

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Forward Foreign Currency Contracts	Futures	Swaps	Total
Equity contracts	$—	$(236,536)	$—	$(236,536)
Foreign exchange contracts	163,392	—	—	163,392
Interest rate contracts	—	483,937	(164,419)	319,518
Credit contracts	—	—	(3,758,968)	(3,758,968)
Total	$163,392	$247,401	$(3,923,387)	$(3,512,594)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.5%
		Advertising: 0.0%
812	@	Interpublic Group of Cos., Inc.	$4,101
			4,101
		Aerospace/Defense: 0.6%
325,103	@	TransDigm Group, Inc.	11,768,729
			11,768,729
		Agriculture: 0.6%
757,838		Altria Group, Inc.	12,420,965
			12,420,965
		Apparel: 1.1%
840,237		Coach, Inc.	22,585,571
			22,585,571
		Auto Manufacturers: 1.9%
366,317	@	Navistar International Corp.	15,971,421
696,300		Paccar, Inc.	22,636,713
			38,608,134
		Auto Parts & Equipment: 1.1%
805,300	@@	Autoliv, Inc.	23,168,481
			23,168,481
		Banks: 9.9%
872,900		Bank of America Corp.	11,522,280
188,200		Comerica, Inc.	3,980,430
304,400		Goldman Sachs Group, Inc.	44,880,736
1,655,160		JPMorgan Chase & Co.	56,457,507
1,001,200		Morgan Stanley	28,544,212

Shares			Value
273,700		PNC Financial Services Group, Inc.	$10,622,297
1,891,300		Wells Fargo & Co.	45,882,938
			201,890,400
		Beverages: 3.2%
756,600		Coca-Cola Co.	36,309,234
506,450		PepsiCo, Inc.	27,834,492
			64,143,726
		Biotechnology: 1.6%
695,400	@	Gilead Sciences, Inc.	32,572,536
			32,572,536
		Computers: 4.9%
399,005	@	Apple, Inc.	56,830,283
1,116,800		Hewlett-Packard Co.	43,164,320
2,600	I,X	Seagate Technology, Inc. - Escrow	—
			99,994,603
		Cosmetics/Personal Care: 4.2%
1,654,292		Procter & Gamble Co.	84,534,322
			84,534,322
		Distribution/Wholesale: 0.5%
188,609		Watsco, Inc.	9,228,638
			9,228,638
		Diversified Financial Services: 0.7%
167,531	@@	Deutsche Boerse AG	13,038,099
			13,038,099
		Electric: 4.2%
347,000		Entergy Corp.	26,899,440
638,900		Exelon Corp.	32,718,069
653,800		Pacific Gas & Electric Co.	25,132,072
			84,749,581
		Electronics: 2.8%
785,900		Amphenol Corp.	24,865,876
787,900	@	Thermo Electron Corp.	32,122,683
			56,988,559
		Entertainment: 0.7%
1,069,600		Regal Entertainment Group	14,214,984
			14,214,984
		Food: 2.6%
459,800		JM Smucker Co.	22,373,868
645,300		Kellogg Co.	30,051,621
			52,425,489
		Healthcare-Products: 3.8%
585,510	@@	Covidien PLC	21,921,494
508,060		Johnson & Johnson	28,857,808
636,000	@	St. Jude Medical, Inc.	26,139,600
			76,918,902
		Healthcare-Services: 0.8%
637,200		Aetna, Inc.	15,961,860
			15,961,860

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 2.9%
1,253,100		Principal Financial Group, Inc.	$23,608,404
464,585		Reinsurance Group of America, Inc.	16,218,662
772,400	@@	Willis Group Holdings Ltd.	19,873,852
			59,700,918
		Internet: 2.3%
111,874	@	Google, Inc. - Class A	47,164,959
			47,164,959
		Iron/Steel: 0.9%
529,000	L	United States Steel Corp.	18,906,460
			18,906,460
		Machinery-Diversified: 2.4%
334,500	@	AGCO Corp.	9,723,915
578,500		Cummins, Inc.	20,368,985
430,300		Roper Industries, Inc.	19,496,893
			49,589,793
		Media: 2.0%
3,006,300		CBS Corp. - Class B	20,803,596
750,458	@	Liberty Media Corp. - Entertainment	20,074,752
			40,878,348
		Mining: 2.0%
974,600		Alcoa, Inc.	10,067,618
381,900	@@,L	BHP Billiton Ltd. ADR	20,901,387
205,100		Freeport-McMoRan Copper & Gold, Inc.	10,277,561
			41,246,566
		Miscellaneous Manufacturing: 3.2%
1,453,781		General Electric Co.	17,038,313
901,600		Honeywell International, Inc.	28,310,240
540,600		Illinois Tool Works, Inc.	20,186,004
			65,534,557
		Oil & Gas: 11.8%
264,500		Apache Corp.	19,083,675
298,200	@@	EnCana Corp.	14,751,954
1,535,315		ExxonMobil Corp.	107,333,872
933,800		Marathon Oil Corp.	28,135,394
852,041	@@	Nexen, Inc.	18,446,687
388,300	@@	Royal Dutch Shell PLC ADR - Class A	19,488,777
292,500	@	Transocean, Ltd.	21,729,825
264,200		XTO Energy, Inc.	10,076,588
			239,046,772
		Oil & Gas Services: 1.8%
1,196,300		BJ Services Co.	16,305,569
368,300		Schlumberger Ltd.	19,928,713
			36,234,282
		Packaging & Containers: 0.8%
338,300		Silgan Holdings, Inc.	16,586,849
			16,586,849
		Pharmaceuticals: 5.4%
751,950		Abbott Laboratories	35,371,727
540,200		McKesson Corp.	23,768,800

Shares			Value
2,044,100		Pfizer, Inc.	$30,661,500
422,150	@@	Teva Pharmaceutical Industries Ltd. ADR	20,828,881
			110,630,908
		Retail: 4.0%
705,400	L	Abercrombie & Fitch Co.	17,910,106
383,900		Home Depot, Inc.	9,071,557
1,419,542		Macy's, Inc.	16,693,814
1,174,700		Staples, Inc.	23,693,699
297,500		Wal-Mart Stores, Inc.	14,410,900
			81,780,076
		Semiconductors: 3.5%
888,100		Applied Materials, Inc.	9,742,457
1,580,000		Intel Corp.	26,149,000
766,000		Linear Technology Corp.	17,886,100
1,905,000	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,926,050
			71,703,607
		Software: 3.3%
994,261		Microsoft Corp.	23,633,584
2,016,350	@	Oracle Corp.	43,190,217
			66,823,801
		Telecommunications: 6.2%
1,919,000		AT&T, Inc.	47,667,960
2,390,700	@	Cisco Systems, Inc.	44,562,648
761,150		Qualcomm, Inc.	34,403,980
			126,634,588
		Transportation: 0.8%
527,700		JB Hunt Transport Services, Inc.	16,110,681
			16,110,681
Total Common Stock (Cost $1,900,617,561)			2,003,790,845
Principal Amount			Value
CORPORATE BONDS/NOTES: 0.0%
		Electric: 0.0%
$20,000,000	±,L	Mirant Corp. - Escrow, due 06/15/21	$2
10,000,000	±	Southern Energy - Escrow, due 07/15/49	1
Total Corporate Bonds/Notes (Cost $—)			3
Total Long-Term Investments (Cost $1,900,617,561)			2,003,790,848
Shares			Value
SHORT-TERM INVESTMENTS: 3.1%
	Affiliated Mutual Fund: 1.7%
	35,788,000	ING Institutional Prime Money Market Fund - Class I	$35,788,000
Total Mutual Fund (Cost $35,788,000)			35,788,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Securities Lending Collateralcc: 1.4%
$28,561,378	Bank of New York Mellon Corp. Institutional Cash Reserves	$28,476,975
Total Securities Lending Collateral (Cost $28,561,378)		28,476,975
Total Short-Term Investments (Cost $64,349,378)		64,264,975

Total Investments in Securities (Cost $1,964,966,939)*	101.6%	$2,068,055,823
Other Assets and Liabilities - Net	(1.6)	(33,054,157)
Net Assets	100.0%	$2,035,001,666

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

±  Defaulted security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $2,044,952,116.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$210,260,230
Gross Unrealized Depreciation	(187,156,523)
Net Unrealized Appreciation	$23,103,707

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock
Advertising	$4,101	$—	$—
Aerospace/Defense	11,768,729	—	—
Agriculture	12,420,965	—	—
Apparel	22,585,571	—	—
Auto Manufacturers	38,608,134	—	—
Auto Parts & Equipment	23,168,481	—	—
Banks	201,890,400	—	—
Beverages	64,143,726	—	—
Biotechnology	32,572,536	—	—
Computers	99,994,603	—	—
Cosmetics/Personal Care	84,534,322	—	—
Distribution/Wholesale	9,228,638	—	—
Diversified Financial Services	—	13,038,099	—
Electric	84,749,581	—	—
Electronics	56,988,559	—	—
Entertainment	14,214,984	—	—
Food	52,425,489	—	—
Healthcare - Products	76,918,902	—	—
Healthcare - Services	15,961,860	—	—
Insurance	59,700,918	—	—
Internet	47,164,959	—	—
Iron/Steel	18,906,460	—	—
Machinery - Diversified	49,589,793	—	—
Media	40,878,348	—	—
Mining	41,246,566	—	—
Miscellaneous Manufacturing	65,534,557	—	—
Oil & Gas	239,046,772	—	—
Oil & Gas Services	36,234,282	—	—
Packaging & Containers	16,586,849	—	—
Pharmaceuticals	110,630,908	—	—
Retail	81,780,076	—	—
Semiconductors	71,703,607	—	—
Software	66,823,801	—	—
Telecommunications	126,634,588	—	—
Transportation	16,110,681	—	—
Total Common Stock	$1,990,752,746	$13,038,099	$—
Corporate Bonds/Notes	—	—	3
Short-Term Investments	35,788,000	28,476,975	—
Total	$2,026,540,746	$41,515,074	$3
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Corporate Bonds/Notes	$—	$—	$—	$—	$3	$—	$3
Total	$—	$—	$—	$—	$3	$—	$3

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $3. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP  PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.5%
		Aerospace/Defense: 5.8%
12,000		Goodrich Corp.	$599,640
19,100		Lockheed Martin Corp.	1,540,415
29,300		Raytheon Co.	1,301,799
10,100		United Technologies Corp.	524,796
			3,966,650
		Agriculture: 4.0%
82,100		Altria Group, Inc.	1,345,619
32,200		Philip Morris International, Inc.	1,404,564
			2,750,183
		Banks: 2.4%
6,000		Goldman Sachs Group, Inc.	884,640
13,500		Northern Trust Corp.	724,680
			1,609,320
		Beverages: 1.1%
13,200		PepsiCo, Inc.	725,472
			725,472
		Biotechnology: 1.6%
10,300	@	Biogen Idec, Inc.	465,045
18,500	@	Myriad Genetics, Inc.	659,525
			1,124,570
		Chemicals: 0.9%
12,600		Sigma-Aldrich Corp.	624,456
			624,456

Shares			Value
		Computers: 13.5%
28,800	@	Apple, Inc.	$4,101,984
80,500	@	EMC Corp.	1,054,551
25,400		Hewlett-Packard Co.	981,710
23,700		International Business Machines Corp.	2,474,754
23,000	@	Western Digital Corp.	609,500
			9,222,499
		Diversified Financial Services: 0.8%
30,400	@	TD Ameritrade Holding Corp.	533,216
			533,216
		Electronics: 1.5%
28,300	@	Dolby Laboratories, Inc.	1,055,024
			1,055,024
		Engineering & Construction: 2.7%
36,700		Fluor Corp.	1,882,343
			1,882,343
		Food: 1.5%
52,300	@	Dean Foods Co.	1,003,637
			1,003,637
		Healthcare-Services: 1.5%
9,400		Quest Diagnostics	530,442
21,200		UnitedHealth Group, Inc.	529,576
			1,060,018
		Household Products/Wares: 1.5%
20,000		Kimberly-Clark Corp.	1,048,600
			1,048,600
		Internet: 3.4%
7,800	@	Amazon.com, Inc.	652,548
2,800	@	Google, Inc. - Class A	1,180,452
26,100	@	VeriSign, Inc.	482,328
			2,315,328
		Machinery-Diversified: 0.9%
8,600		Flowserve Corp.	600,366
			600,366
		Media: 2.5%
88,600		Comcast Corp. - Class A	1,283,814
18,700	@,L	DIRECTV Group, Inc.	462,077
			1,745,891
		Miscellaneous Manufacturing: 1.8%
27,900		ITT Corp.	1,241,550
			1,241,550
		Oil & Gas: 2.7%
17,900		Murphy Oil Corp.	972,328
22,800		XTO Energy, Inc.	869,592
			1,841,920
		Oil & Gas Services: 1.9%
28,500	@	Cameron International Corp.	806,550
15,600	@	National Oilwell Varco, Inc.	509,496
			1,316,046

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Packaging & Containers: 2.1%
60,300	@	Crown Holdings, Inc.	$1,455,642
			1,455,642
		Pharmaceuticals: 14.1%
11,000		Abbott Laboratories	517,440
35,600		AmerisourceBergen Corp.	631,544
50,500		Bristol-Myers Squibb Co.	1,025,655
20,800		Eli Lilly & Co.	720,512
28,100	@	Express Scripts, Inc.	1,931,875
28,100	@	Forest Laboratories, Inc.	705,591
23,300	@	Medco Health Solutions, Inc.	1,062,713
59,500	@,L	Mylan Laboratories	776,475
4,625	@	Myriad Pharmaceuticals, Inc.	21,506
24,900		Omnicare, Inc.	641,424
22,400		Schering-Plough Corp.	562,688
31,000	@	Watson Pharmaceuticals, Inc.	1,044,390
			9,641,813
		Retail: 11.1%
11,200		Advance Auto Parts, Inc.	464,688
6,600	@	Autozone, Inc.	997,326
13,900	@	Dollar Tree, Inc.	585,190
19,100		Family Dollar Stores, Inc.	540,530
6,000		McDonald's Corp.	344,940
25,600		Petsmart, Inc.	549,376
21,000		Ross Stores, Inc.	810,600
63,300		TJX Cos., Inc.	1,991,418
27,300		Wal-Mart Stores, Inc.	1,322,412
			7,606,480
		Savings & Loans: 0.5%
23,400		Hudson City Bancorp., Inc.	310,986
			310,986
		Semiconductors: 5.9%
62,000		Altera Corp.	1,009,360
13,200		Linear Technology Corp.	308,220
96,400	@,@@	Marvell Technology Group Ltd.	1,122,096
77,500		Xilinx, Inc.	1,585,650
			4,025,326
		Software: 8.7%
17,600	@	BMC Software, Inc.	594,704
89,000		CA, Inc.	1,551,270
30,600		Microsoft Corp.	727,362
61,600	@	Oracle Corp.	1,319,472
33,400	@	Red Hat, Inc.	672,342
18,300	@	Salesforce.com, Inc.	698,511
13,800	@	VMware, Inc.	376,326
			5,939,987
		Telecommunications: 2.1%
19,400	@	Cisco Systems, Inc.	361,616
11,700		Qualcomm, Inc.	528,840
129,400	L	Qwest Communications International, Inc.	537,010
			1,427,466
Total Common Stock (Cost $64,443,808)			66,074,789

Shares		Value
EXCHANGE-TRADED FUNDS: 2.7%
	Exchange-Traded Funds: 2.7%
45,000	iShares Russell 1000 Growth Index Fund	$1,846,350
Total Exchange-Traded Funds (Cost $1,661,560)		1,846,350
Total Long-Term Investments (Cost $66,105,368)		67,921,139
SHORT-TERM INVESTMENTS: 2.9%
	Affiliated Mutual Fund: 0.3%
188,000	ING Institutional Prime Money Market Fund - Class I	188,000
Total Mutual Fund (Cost $188,000)		188,000
Principal Amount		Value

	Securities Lending Collateralcc: 2.6%
$1,833,148	Bank of New York Mellon Corp. Institutional Cash Reserves	$1,798,322
Total Securities Lending Collateral (Cost $1,833,148)		1,798,322
Total Short-Term Investments (Cost $2,021,148)		1,986,322

Total Investments in Securities (Cost $68,126,516)*	102.1%	$69,907,461
Other Assets and Liabilities - Net	(2.1)	(1,404,411)
Net Assets	100.0%	$68,503,050

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $68,966,996.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,880,007
Gross Unrealized Depreciation	(3,939,542)
Net Unrealized Appreciation	$940,465

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC LARGECAP   PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$66,074,789	$—	$—
Exchange-Traded Funds	1,846,350	—	—
Short-Term Investments	188,000	1,798,322	—
Total	$68,109,139	$1,798,322	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 92.7%
		Advertising: 0.4%
169,540	@	inVentiv Health, Inc.	$2,293,876
			2,293,876
		Aerospace/Defense: 2.0%
167,126	@	Moog, Inc.	4,313,522
123,800	@	Orbital Sciences Corp.	1,878,046
118,600	@	Teledyne Technologies, Inc.	3,884,150
			10,075,718
		Apparel: 2.7%
215,288	@	Carter's, Inc.	5,298,238
141,700	@,L	True Religion Apparel, Inc.	3,159,910
232,500		Wolverine World Wide, Inc.	5,128,950
			13,587,098
		Auto Parts & Equipment: 0.5%
234,604		Cooper Tire & Rubber Co.	2,327,272
			2,327,272
		Banks: 6.5%
288,314		Bank Mutual Corp.	2,514,098
263,254		FirstMerit Corp.	4,470,053
60,000		Glacier Bancorp., Inc.	886,200
69,300		IBERIABANK Corp.	2,731,113
290,300		Old National Bancorp.	2,850,746
188,715		PacWest Bancorp	2,483,489
127,918		Prosperity Bancshares, Inc.	3,815,794
147,150	@	Signature Bank	3,990,708
93,230		UMB Financial Corp.	3,543,672

Shares			Value
59,000	L	Westamerica Bancorp.	$2,926,990
423,422	@	Western Alliance Bancorp.	2,896,206
			33,109,069
		Biotechnology: 2.4%
48,891	@	Acorda Therapeutics, Inc.	1,378,237
24,200	@,L	AMAG Pharmaceuticals, Inc.	1,323,014
75,700	@	Cubist Pharmaceuticals, Inc.	1,387,581
25,400	@,L	Dendreon Corp.	631,190
230,100	@,L	Human Genome Sciences, Inc.	658,086
131,200	@,L	InterMune, Inc.	1,994,240
140,785	@	Medicines Co.	1,181,186
40,500	@	OSI Pharmaceuticals, Inc.	1,143,315
274,874	@	RTI Biologics, Inc.	1,179,209
112,000	@	Seattle Genetics, Inc.	1,088,640
			11,964,698
		Chemicals: 2.9%
133,000		Albemarle Corp.	3,400,810
76,100		Cytec Industries, Inc.	1,416,982
218,500		HB Fuller Co.	4,101,245
67,700		Minerals Technologies, Inc.	2,438,554
244,400		RPM International, Inc.	3,431,376
			14,788,967
		Commercial Services: 4.7%
214,737		Arbitron, Inc.	3,412,171
82,500	@,L	Capella Education Co.	4,945,875
75,500	@	FTI Consulting, Inc.	3,829,360
94,100		Global Payments, Inc.	3,524,986
176,900	@	PHH Corp.	3,216,042
196,248	@	TrueBlue, Inc.	1,648,483
85,710		Watson Wyatt Worldwide, Inc.	3,216,696
			23,793,613
		Computers: 3.1%
127,700	@	CACI International, Inc.	5,454,067
672,769	@	Mentor Graphics Corp.	3,680,046
142,300	@	Micros Systems, Inc.	3,603,036
82,600	@,L	Synaptics, Inc.	3,192,490
			15,929,639
		Cosmetics/Personal Care: 1.1%
84,700	@,L	Chattem, Inc.	5,768,070
			5,768,070
		Distribution/Wholesale: 2.7%
204,100	@	Fossil, Inc.	4,914,728
94,500		Owens & Minor, Inc.	4,140,990
93,700	L	Watsco, Inc.	4,584,741
			13,640,459
		Diversified Financial Services: 2.6%
176,500		Duff & Phelps Corp.	3,138,170
238,953	@	Knight Capital Group, Inc.	4,074,149
234,269		Sanders Morris Harris Group, Inc.	1,288,480
93,547	@	Stifel Financial Corp.	4,498,675
			12,999,474
		Electric: 4.5%
133,500		Black Hills Corp.	3,069,165
288,600		Cleco Corp.	6,470,412
221,600	@	El Paso Electric Co.	3,093,536
101,118		Idacorp, Inc.	2,643,225
71,000		NorthWestern Corp.	1,615,960
311,268		Portland General Electric Co.	6,063,502
			22,955,800

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Electrical Components & Equipment: 0.6%
351,561	@	Advanced Energy Industries, Inc.	$3,160,532
			3,160,532
		Electronics: 3.8%
113,600		Brady Corp.	2,853,632
203,900	@	FEI Co.	4,669,310
136,554	@	Flir Systems, Inc.	3,080,658
118,707	@	Varian, Inc.	4,680,617
183,000		Watts Water Technologies, Inc.	3,941,820
			19,226,037
		Entertainment: 1.1%
195,700	@	Bally Technologies, Inc.	5,855,344
			5,855,344
		Environmental Control: 1.3%
58,139	@	Clean Harbors, Inc.	3,138,925
124,899	@	Waste Connections, Inc.	3,236,133
			6,375,058
		Food: 1.5%
67,600	@,L	American Italian Pasta Co.	1,969,864
108,669		Flowers Foods, Inc.	2,373,331
255,700		Spartan Stores, Inc.	3,173,237
			7,516,432
		Gas: 0.4%
65,400		WGL Holdings, Inc.	2,094,108
			2,094,108
		Hand/Machine Tools: 0.9%
113,400		Regal-Beloit Corp.	4,504,248
			4,504,248
		Healthcare-Products: 3.3%
78,800	@	Gen-Probe, Inc.	3,386,824
101,575	@	Greatbatch, Inc.	2,296,611
62,800	@	Haemonetics Corp.	3,579,600
94,900	@	Immucor, Inc.	1,305,824
198,252		Meridian Bioscience, Inc.	4,476,530
184,624	@	Micrus Endovascular Corp.	1,669,001
			16,714,390
		Healthcare-Services: 2.3%
100,400	@	AMERIGROUP Corp.	2,695,740
122,933	@	Healthsouth Corp.	1,775,153
172,600	@	Psychiatric Solutions, Inc.	3,924,924
67,406		Universal Health Services, Inc.	3,292,783
			11,688,600
		Home Builders: 0.5%
163,800		Ryland Group, Inc.	2,745,288
			2,745,288
		Home Furnishings: 0.2%
122,400		Ethan Allen Interiors, Inc.	1,268,064
			1,268,064
		Housewares: 0.4%
75,300	L	Toro Co.	2,251,470
			2,251,470

Shares			Value
		Insurance: 3.5%
107,332	@,@@	Argo Group International Holdings Ltd.	$3,028,909
121,000		Delphi Financial Group	2,351,030
73,300	@	Navigators Group, Inc.	3,256,719
171,500	@@	Platinum Underwriters Holdings Ltd.	4,903,185
96,918	@	ProAssurance Corp.	4,478,581
			18,018,424
		Internet: 2.6%
339,597	@	Avocent Corp.	4,740,774
251,824	@	Blue Coat Systems, Inc.	4,165,169
149,548	@	j2 Global Communications, Inc.	3,373,803
101,800	@	Valueclick, Inc.	1,070,936
			13,350,682
		Investment Companies: 0.6%
498,913	L	Apollo Investment Corp.	2,993,478
			2,993,478
		Machinery-Diversified: 2.7%
78,800	@	AGCO Corp.	2,290,716
124,927	@	Gardner Denver, Inc.	3,144,413
284,000	@	Intermec, Inc.	3,663,600
62,968		Nordson Corp.	2,434,343
61,421		Wabtec Corp.	1,975,914
			13,508,986
		Metal Fabricate/Hardware: 0.8%
238,600		Commercial Metals Co.	3,824,758
			3,824,758
		Miscellaneous Manufacturing: 1.2%
228,600		Actuant Corp.	2,788,920
270,590		Barnes Group, Inc.	3,217,315
			6,006,235
		Oil & Gas: 2.7%
98,700	@	Bill Barrett Corp.	2,710,302
171,228	@,L	Carrizo Oil & Gas, Inc.	2,936,560
198,400		Frontier Oil Corp.	2,601,024
342,600	@	McMoRan Exploration Co.	2,041,896
127,300	@	Unit Corp.	3,509,661
			13,799,443
		Oil & Gas Services: 1.8%
48,665	L	Core Laboratories NV	4,241,155
96,100	@	Dril-Quip, Inc.	3,661,410
166,824	@	Tetra Technologies, Inc.	1,327,919
			9,230,484
		Packaging & Containers: 1.1%
112,400		Silgan Holdings, Inc.	5,510,972
			5,510,972
		Pharmaceuticals: 1.8%
327,600	@	Akorn, Inc.	393,120
157,094	@	Nektar Therapeutics	1,017,969
129,566		Omnicare, Inc.	3,337,620
120,600	@	Onyx Pharmaceuticals, Inc.	3,408,156
71,900	@,L	Savient Pharmaceuticals, Inc.	996,534
			9,153,399

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 4.4%
169,700		Casey's General Stores, Inc.	$4,359,593
205,400	@,L	Dress Barn, Inc.	2,937,220
218,437	@	Jack in the Box, Inc.	4,903,911
162,213	@	Jo-Ann Stores, Inc.	3,352,943
190,012	@	Papa John's International, Inc.	4,710,397
670,700	@	Wet Seal, Inc.	2,059,049
			22,323,113
		Savings & Loans: 1.8%
324,168		NewAlliance Bancshares, Inc.	3,727,932
276,199		Provident Financial Services, Inc.	2,513,411
294,141		Westfield Financial, Inc.	2,664,917
			8,906,260
		Semiconductors: 4.1%
115,900	@,L	Emulex Corp.	1,133,502
573,000	@	Entegris, Inc.	1,558,560
213,800	@	Formfactor, Inc.	3,685,912
192,400		Micrel, Inc.	1,408,368
215,600	@	MKS Instruments, Inc.	2,843,764
421,700	@	ON Semiconductor Corp.	2,892,862
114,400		Power Integrations, Inc.	2,721,576
367,837	@,@@	Verigy Ltd.	4,476,576
			20,721,120
		Software: 4.4%
149,692	@	Ansys, Inc.	4,664,403
58,300	@	Concur Technologies, Inc.	1,811,964
82,900	@	Parametric Technology Corp.	969,101
176,700	@	Progress Software Corp.	3,740,739
321,900	@	Quest Software, Inc.	4,487,286
224,200	@	Solera Holdings, Inc.	5,694,680
172,850	@	THQ, Inc.	1,237,606
			22,605,779
		Telecommunications: 3.9%
381,160		Alaska Communications Systems Group, Inc.	2,790,091
166,200		NTELOS Holdings Corp.	3,061,404
276,037	@	Polycom, Inc.	5,595,270
247,828	@	RCN Corp.	1,479,533
152,200	@	SBA Communications Corp.	3,734,988
176,200	@	Tekelec	2,965,446
			19,626,732
		Transportation: 2.9%
140,811	@	Atlas Air Worldwide Holdings, Inc.	3,265,407
257,300		Heartland Express, Inc.	3,787,456
158,481	@	HUB Group, Inc.	3,271,048
99,400	@	Kirby Corp.	3,159,926
38,400	@	Old Dominion Freight Line	1,289,088
			14,772,925
Total Common Stock (Cost $479,151,713)			470,986,114
REAL ESTATE INVESTMENT TRUSTS: 4.4%
		Apartments: 0.8%
182,800		American Campus Communities, Inc.	4,054,504
			4,054,504

Shares			Value
		Hotels: 0.4%
335,100	@	DiamondRock Hospitality Co.	$2,097,726
			2,097,726
		Mortgage: 1.1%
72,281		Hatteras Financial Corp.	2,066,514
252,269		Redwood Trust, Inc.	3,723,490
			5,790,004
		Office Property: 0.7%
163,700		Highwoods Properties, Inc.	3,661,969
			3,661,969
		Shopping Centers: 0.6%
242,156		Acadia Realty Trust	3,160,136
			3,160,136
		Single Tenant: 0.8%
220,272	L	National Retail Properties, Inc.	3,821,719
			3,821,719
Total Real Estate Investment Trusts (Cost $20,954,084)			22,586,058
EXCHANGE-TRADED FUNDS: 1.3%
		Exchange-Traded Funds: 1.3%
19,876	L	iShares Russell 2000 Index Fund	1,012,881
124,345	L	iShares Russell 2000 Value Index Fund	5,785,773
Total Exchange-Traded Funds (Cost $6,431,974)			6,798,654
Total Long-Term Investments (Cost $506,537,771)			500,370,826
SHORT-TERM INVESTMENTS: 6.7%
	Affiliated Mutual Fund: 0.5%
2,651,000	ING Institutional Prime Money Market Fund - Class I		2,651,000
Total Mutual Fund (Cost $2,651,000)			2,651,000

Principal Amount		Value
		Securities Lending Collateralcc: 6.2%
$31,619,673	Bank of New York Mellon Corp. Institutional Cash Reserves	$31,278,815
Total Securities Lending Collateral (Cost $31,619,673)		31,278,815
Total Short-Term Investments (Cost $34,270,673)		33,929,815

Total Investments in Securities (Cost $540,808,444)*	105.1%	$534,300,641
Other Assets and Liabilities - Net	(5.1)	(26,007,987)
Net Assets	100.0%	$508,292,654

@  Non-income producing security

@@  Foreign Issuer

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $570,074,628.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$35,997,797
Gross Unrealized Depreciation	(71,771,784)
Net Unrealized Depreciation	$(35,773,987)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$470,986,114	$—	$—
Real Estate Investment Trusts	22,586,058	—	—
Exchange-Traded Funds	6,798,654	—	—
Short-Term Investments	2,651,000	31,278,815	—
Total	$503,021,826	$31,278,815	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC  PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.8%
		Aerospace/Defense: 4.6%
14,200		Lockheed Martin Corp.	$1,145,230
15,200		Northrop Grumman Corp.	694,336
18,900		Raytheon Co.	839,727
15,800		United Technologies Corp.	820,968
			3,500,261
		Agriculture: 1.6%
30,800		Reynolds American, Inc.	1,189,496
			1,189,496
		Banks: 9.9%
113,500		Bank of America Corp.	1,498,200
9,900		Goldman Sachs Group, Inc.	1,459,656
311	@@	HSBC Holdings PLC ADR	12,990
40,000		JPMorgan Chase & Co.	1,364,400
10,900		Northern Trust Corp.	585,112
20,700		PNC Financial Services Group, Inc.	803,367
74,500		Wells Fargo & Co.	1,807,370
			7,531,095
		Biotechnology: 1.5%
25,300	@	Biogen Idec, Inc.	1,142,295
			1,142,295
		Computers: 12.5%
27,800	@@	Accenture Ltd.	930,188
13,994	@	Apple, Inc.	1,993,165
25,600	@	Computer Sciences Corp.	1,134,080
79,700	@	EMC Corp.	1,044,070

Shares			Value
47,200		Hewlett-Packard Co.	$1,824,280
24,600		International Business Machines Corp.	2,568,732
			9,494,515
		Diversified Financial Services: 2.5%
42,500		American Express Co.	987,700
52,200		Charles Schwab Corp.	915,588
			1,903,288
		Electric: 1.6%
15,700		Exelon Corp.	803,997
11,900		Public Service Enterprise Group, Inc.	388,297
			1,192,294
		Food: 3.4%
49,603	@	Dean Foods Co.	951,882
30,500		Kraft Foods, Inc.	772,870
86,500		Sara Lee Corp.	844,240
			2,568,992
		Healthcare-Services: 1.3%
41,000		UnitedHealth Group, Inc.	1,024,180
			1,024,180
		Home Builders: 0.9%
74,200		D.R. Horton, Inc.	694,512
			694,512
		Household Products/Wares: 1.0%
14,900		Kimberly-Clark Corp.	781,207
			781,207
		Insurance: 2.1%
21,800	@@	ACE Ltd.	964,214
40,300		UnumProvident Corp.	639,158
			1,603,372
		Internet: 6.3%
14,300	@	Amazon.com, Inc.	1,196,338
78,900	@	eBay, Inc.	1,351,557
2,461	@	Google, Inc. - Class A	1,037,533
78,500	@	Symantec Corp.	1,221,460
			4,806,888
		Iron/Steel: 0.7%
13,300		Reliance Steel & Aluminum Co.	510,587
			510,587
		Media: 2.1%
111,600		Comcast Corp. - Class A	1,617,084
			1,617,084
		Metal Fabricate/Hardware: 1.0%
10,100		Precision Castparts Corp.	737,603
			737,603
		Miscellaneous Manufacturing: 4.1%
15,100		Cooper Industries Ltd.	468,855
33,600		Dover Corp.	1,111,824
130,300		General Electric Co.	1,527,116
			3,107,795

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC  PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		Office/Business Equipment: 1.0%
33,200		Pitney Bowes, Inc.	$728,076
			728,076
		Oil & Gas: 7.1%
7,000	@@,L	China Petroleum & Chemical Corp. ADR	531,020
26,800		ExxonMobil Corp.	1,873,588
25,300		Murphy Oil Corp.	1,374,296
27,700	@@	Nexen, Inc.	599,705
34,400		Noble Corp.	1,040,600
			5,419,209
		Oil & Gas Services: 2.7%
33,600	@	Cameron International Corp.	950,880
33,800	@	National Oilwell Varco, Inc.	1,103,908
			2,054,788
		Packaging & Containers: 2.2%
31,300	@	Crown Holdings, Inc.	755,582
44,300	@	Pactiv Corp.	961,310
			1,716,892
		Pharmaceuticals: 11.8%
41,600		AmerisourceBergen Corp.	737,984
24,400		Eli Lilly & Co.	845,216
15,000	@	Express Scripts, Inc.	1,031,250
51,800	@	Forest Laboratories, Inc.	1,300,698
29,400	@	Medco Health Solutions, Inc.	1,340,934
26,600		Omnicare, Inc.	685,216
150,900		Pfizer, Inc.	2,263,500
22,400	@	Watson Pharmaceuticals, Inc.	754,656
			8,959,454
		Retail: 4.4%
22,300		Family Dollar Stores, Inc.	631,090
45,800		Home Depot, Inc.	1,082,254
18,600		Ross Stores, Inc.	717,960
13,900	@,L	Sears Holding Corp.	924,628
			3,355,932
		Savings & Loans: 1.5%
85,700		Hudson City Bancorp., Inc.	1,138,953
			1,138,953
		Semiconductors: 2.8%
69,900	@,@@	Marvell Technology Group Ltd.	813,636
25,500	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	239,955
52,000		Texas Instruments, Inc.	1,107,600
			2,161,191
		Telecommunications: 5.2%
38,500	@,@@	Amdocs Ltd.	825,825
110,300	@	Cisco Systems, Inc.	2,055,992
223,300	@	Sprint Nextel Corp.	1,074,073
			3,955,890
Total Common Stock (Cost $72,360,860)			72,895,849

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Regional Malls: 0.7%
11,000	L	Simon Property Group, Inc.	$565,730
Total Real Estate Investment Trusts (Cost $594,268)			565,730
EXCHANGE-TRADED FUNDS: 2.1%
		Exchange-Traded Funds: 2.1%
41,300		Consumer Staples Select Sector SPDR Fund	949,487
6,700		SPDR Trust Series 1	615,864
Total Exchange-Traded Funds (Cost $1,553,423)			1,565,351
Total Long-Term Investments (Cost $74,508,551)			75,026,930
SHORT-TERM INVESTMENTS: 2.3%
		Affiliated Mutual Fund: 0.8%
634,000		ING Institutional Prime Money Market Fund - Class I	634,000
Total Mutual Fund (Cost $634,000)			634,000

Principal Amount		Value
	Securities Lending Collateralcc: 1.5%
$1,148,804	Bank of New York Mellon Corp. Institutional Cash Reserves	$1,103,446
Total Securities Lending Collateral (Cost $1,148,804)		1,103,446
Total Short-Term Investments (Cost $1,782,804)		1,737,446

Total Investments in Securities (Cost $76,291,355)*	100.9%	$76,764,376
Other Assets and Liabilities - Net	(0.9)	(674,466)
Net Assets	100.0%	$76,089,910

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $79,633,865.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,145,611
Gross Unrealized Depreciation	(6,015,100)
Net Unrealized Depreciation	$(2,869,489)

See Accompanying Notes to Financial Statements

ING OPPORTUNISTIC  PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock**	$72,895,849	$—	$—
Real Estate Investment Trusts	565,730	—	—
Exchange-Traded Funds	1,565,351	—	—
Short-Term Investments	634,000	1,103,446	—
Total	$75,660,930	$1,103,446	$—
Other Financial Instruments***	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  For further breakdown of Common Stock by industry type, please refer to the Portfolio of Investments.

***  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

U.S. Government Agency Obligations	38.5%
Corporate Bonds/Notes	30.4%
U.S. Treasury Obligations	26.0%
Collateralized Mortgage Obligations	11.6%
Other Bonds	1.9%
Asset-Backed Securities	1.7%
Preferred Stock	0.2%
Other Assets and Liabilities — Net*	(10.3)%
Net Assets	100.0%

Investment Type Allocation
as of June 30, 2009
(as a percent of net assets)
*  Includes short-term investments related to commercial paper, ING Institutional Prime Money Market Fund — Class I, securities lending collateral and U.S. Treasury Bill.
Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 30.4%
		Agriculture: 0.5%
$8,994,000		Altria Group, Inc., 9.700%, due 11/10/18	$10,327,477
620,000		Philip Morris International, Inc., 5.650%, due 05/16/18	651,013
2,798,000		Philip Morris International, Inc., 6.875%, due 03/17/14	3,160,243
			14,138,733
		Banks: 7.4%
7,348,000		American Express Bank FSB, 5.500%, due 04/16/13	7,217,162
8,714,000	C	Bank of America Corp., 8.000%, due 12/29/49	7,288,154
3,090,000	@@,C	Bank of Ireland, 0.875%, due 12/29/49	861,183
2,120,000	@@,C	Barclays Bank PLC, 1.875%, due 08/29/49	879,800
16,627,000	@@,#	Barclays Bank PLC, 6.050%, due 12/04/17	14,441,148
2,600,000	@@,C	BNP Paribas, 1.928%, due 09/29/49	1,092,000
2,140,000		Capital One Financial Corp., 7.375%, due 05/23/14	2,208,970
13,279,000		Citigroup, Inc., 5.000%, due 09/15/14	11,144,228
8,999,000		Citigroup, Inc., 5.250%, due 02/27/12	8,792,851
1,020,000		Citigroup, Inc., 8.500%, due 05/22/19	1,039,306
3,280,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	1,598,334

Principal Amount			Value
$13,925,000		Fifth Third Bancorp., 8.250%, due 03/01/38	$10,683,636
10,773,000		First Tennessee Bank NA, 5.650%, due 04/01/16	8,083,122
3,650,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	3,735,899
4,974,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	5,146,956
6,202,000		Goldman Sachs Group, Inc., 5.500%, due 11/15/14	6,223,329
8,651,000		Goldman Sachs Group, Inc., 6.000%, due 05/01/14	9,038,115
7,580,000	@@,C	HSBC Bank PLC, 1.288%, due 06/29/49	3,600,500
3,796,000		JPMorgan Chase & Co., 4.650%, due 06/01/14	3,790,093
5,734,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	5,534,078
3,037,000		Morgan Stanley, 2.250%, due 03/13/12	3,065,739
5,797,000		Morgan Stanley, 4.750%, due 04/01/14	5,481,481
2,296,000	C	Morgan Stanley, 5.300%, due 03/01/13	2,327,458
8,806,000	C	Morgan Stanley, 6.750%, due 04/15/11	9,228,750
4,399,000	C	Morgan Stanley, 7.300%, due 05/13/19	4,569,549
13,106,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	13,738,286
12,495,000	@@,#,C	Rabobank, 11.000%, due 12/29/49	13,935,911
660,000	@@,C	Societe Generale, 1.375%, due 11/29/49	289,163
17,277,000		State Street Corp., 2.150%, due 04/30/12	17,366,996
6,361,000		SunTrust Bank/Atlanta GA, 5.450%, due 12/01/17	5,596,026
4,189,000		Wachovia Bank NA, 6.000%, due 11/15/17	4,228,636
10,798,000		Wachovia Bank NA, 6.600%, due 01/15/38	10,559,299
6,681,000		Wachovia Corp., 5.500%, due 05/01/13	6,907,412
			209,693,570
		Beverages: 0.8%
8,214,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 11/15/14	8,296,822
7,979,000	#,C	Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 01/15/19	8,741,170
3,790,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	4,014,645
1,606,000	C	Dr Pepper Snapple Group, Inc., 7.450%, due 05/01/38	1,708,309
			22,760,946

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Chemicals: 0.5%
$3,616,000	#,C	Chevron Phillips Chemical Co. LLC, 7.000%, due 06/15/14	$3,700,922
3,316,000	#,C	Chevron Phillips Chemical Co. LLC, 8.250%, due 06/15/19	3,465,174
5,995,000	C	Dow Chemical Co., 7.600%, due 05/15/14	6,181,079
			13,347,175
		Computers: 0.2%
6,750,000	C	Hewlett-Packard Co., 4.750%, due 06/02/14	7,054,290
			7,054,290
		Diversified Financial Services: 4.1%
13,709,000	@@,#,C	Aiful Corp., 4.450%, due 02/16/10	10,008,845
4,859,000		American Express Credit Corp., 7.300%, due 08/20/13	5,056,416
3,840,000		Capital One Bank USA NA, 6.500%, due 06/13/13	3,798,985
	9,127,000	Capital One Bank USA NA, 8.800%, due 07/15/19	9,339,814
3,403,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	2,232,875
7,753,000		FIA Card Services NA, 6.625%, due 06/15/12	8,059,306
6,198,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	5,843,363
16,876,000		General Electric Capital Corp., 2.200%, due 06/08/12	16,974,421
7,666,000		General Electric Capital Corp., 5.875%, due 01/14/38	6,085,087
15,708,000		General Electric Capital Corp., 6.875%, due 01/10/39	14,180,673
11,976,000		International Lease Finance Corp., 6.625%, due 11/15/13	9,226,167
6,907,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	6,843,324
3,245,000		Merrill Lynch & Co., Inc., 4.250%, due 02/08/10	3,258,327
6,334,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	6,355,181
4,574,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	5,744,089
630,249	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	621,667
30,862,493	#,S,Z	Toll Road Investors Partnership II LP, 5.000%, due 02/15/45	2,816,881
4,098,000	#,±,C	Twin Reefs Pass-through Trust, 1.386%, due 12/10/49	13,319
			116,458,740

Principal Amount			Value
		Electric: 3.1%
$3,541,000	C	Ameren Corp., 8.875%, due 05/15/14	$3,658,381
1,760,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	1,869,534
13,524,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	13,707,872
4,306,000	C	DTE Energy Co., 7.050%, due 06/01/11	4,508,171
658,000	C	DTE Energy Co., 7.625%, due 05/15/14	687,422
2,708,000	C	Duke Energy Corp., 6.300%, due 02/01/14	2,926,574
3,534,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	3,690,599
3,197,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	3,442,146
2,236,000	C	Jersey Central Power and Light, 7.350%, due 02/01/19	2,462,460
945,336	#,C	Juniper Generation, LLC, 6.790%, due 12/31/14	858,558
6,504,000	C	Metropolitan Edison, 7.700%, due 01/15/19	7,126,166
2,398,000	C	Nevada Power Co., 7.125%, due 03/15/19	2,567,227
9,278,000	C	NorthWestern Corp., 5.875%, due 11/01/14	9,447,286
4,673,000	C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	5,002,161
6,356,000	C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	7,192,481
3,317,000	C	Progress Energy, Inc., 6.050%, due 03/15/14	3,491,481
2,607,000	C	Progress Energy, Inc., 7.050%, due 03/15/19	2,897,628
5,053,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	5,247,844
6,562,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	6,386,696
			87,170,687
		Energy-Alternate Sources: 0.0%
4,000,000	I,±,X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	—
4,900,000	I,±,X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	—
617,699	I,X	PEA Lima, LLC, 0.000%, due 03/20/14	62
			62
		Entertainment: 0.1%
2,542,000		International Game Technology, 7.500%, due 06/15/19	2,569,281
			2,569,281

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Food: 0.6%
$7,616,000		Kraft Foods, Inc., 6.125%, due 02/01/18	$7,887,449
3,278,000		Kraft Foods, Inc., 6.125%, due 08/23/18	3,400,633
1,994,000		Kraft Foods, Inc., 6.500%, due 08/11/17	2,103,445
2,893,000	C	Safeway, Inc., 6.250%, due 03/15/14	3,107,768
			16,499,295
		Forest Products & Paper: 0.1%
1,563,000	C	International Paper Co., 7.400%, due 06/15/14	1,557,486
			1,557,486
		Gas: 0.3%
8,238,000	C	Sempra Energy, 6.500%, due 06/01/16	8,611,107
			8,611,107
		Healthcare-Services: 0.1%
3,225,000	C	HCA, Inc., 9.250%, due 11/15/16	3,184,688
			3,184,688
		Insurance: 1.9%
10,157,000	@@,C	Aegon NV, 3.610%, due 12/31/49	3,986,623
8,012,000		American International Group, Inc., 5.850%, due 01/16/18	4,244,685
4,824,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	4,664,789
4,366,000	C	Hartford Financial Services Group, Inc., 6.000%, due 01/15/19	3,350,761
9,940,000	C	Metlife, Inc., 7.717%, due 02/15/19	10,650,362
6,004,000	#,C	Pacific Life Insurance Co., 9.250%, due 06/15/39	5,841,424
3,323,000	C	Principal Financial Group, Inc., 7.875%, due 05/15/14	3,504,273
2,288,000		Prudential Financial, Inc., 5.700%, due 12/14/36	1,721,635
4,220,000		Prudential Financial, Inc., 6.000%, due 12/01/17	3,976,388
7,923,000		Prudential Financial, Inc., 6.625%, due 12/01/37	6,884,604
3,798,000		Prudential Financial, Inc., 7.375%, due 06/15/19	3,735,455
2,275,000	@@,C	XL Capital, Ltd., 6.500%, due 12/31/49	1,116,126
			53,677,125
		Iron/Steel: 0.2%
4,977,000	@@	ArcelorMittal, 9.850%, due 06/01/19	5,379,848
			5,379,848

Principal Amount			Value
		Media: 3.5%
$2,270,000	C	Comcast Corp., 5.300%, due 01/15/14	$2,349,865
3,261,000	C	Comcast Corp., 5.700%, due 05/15/18	3,284,176
2,093,000	C	Comcast Corp., 5.900%, due 03/15/16	2,168,030
3,514,000	C	Comcast Corp., 6.300%, due 11/15/17	3,725,163
3,373,000	C	Comcast Corp., 6.500%, due 01/15/17	3,583,624
3,935,000	#,C	COX Communications, Inc., 6.250%, due 06/01/18	3,896,417
3,855,000	#,C	COX Communications, Inc., 6.950%, due 06/01/38	3,722,242
5,521,000	#,C	Cox Communications, Inc., 8.375%, due 03/01/39	6,173,897
3,376,000	#,C	Cox Enterprises, Inc., 7.375%, due 07/15/27	3,290,709
3,225,000	C	Echostar DBS Corp., 7.125%, due 02/01/16	3,023,438
5,290,000	C	News America, Inc., 6.150%, due 03/01/37	4,500,166
4,379,000	C	News America, Inc., 6.650%, due 11/15/37	3,950,747
9,094,000	#,C	News America, Inc., 6.900%, due 03/01/19	9,492,826
1,133,000	C	Time Warner Cable, Inc., 6.200%, due 07/01/13	1,194,830
6,568,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	6,852,532
2,247,000	C	Time Warner Cable, Inc., 6.750%, due 06/15/39	2,193,881
11,237,000	C	Time Warner Cable, Inc., 8.750%, due 02/14/19	13,112,444
1,865,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	2,093,276
7,923,000	C	Time Warner, Inc., 5.500%, due 11/15/11	8,186,424
7,139,000	C	Time Warner, Inc., 7.700%, due 05/01/32	7,033,835
5,710,000	C	Viacom, Inc., 6.875%, due 04/30/36	5,275,983
			99,104,505
		Miscellaneous Manufacturing: 0.7%
9,100,000		General Electric Co., 5.250%, due 12/06/17	8,951,615
8,763,000	@@,C	Tyco International Finance, 8.500%, due 01/15/19	9,732,389
			18,684,004
		Oil & Gas: 0.5%
3,218,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	2,815,750
3,266,000	C	Hess Corp., 8.125%, due 02/15/19	3,724,553
5,618,000	C	Marathon Oil Corp., 6.500%, due 02/15/14	6,011,906
2,793,000	C	Marathon Oil Corp., 7.500%, due 02/15/19	3,053,710
			15,605,919

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Oil & Gas Services: 0.1%
$3,301,000	@@,C	Weatherford International, Ltd., 9.625%, due 03/01/19	$3,889,671
			3,889,671
		Pharmaceuticals: 0.3%
3,066,000	C	Express Scripts, Inc., 6.250%, due 06/15/14	3,247,602
763,000	C	Express Scripts, Inc., 7.250%, due 06/15/19	842,907
3,046,000	@@,C	Novartis Securities Investment Ltd., 5.125%, due 02/10/19	3,122,205
			7,212,714
		Pipelines: 0.9%
5,758,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	6,686,172
4,845,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	5,571,309
1,176,000	C	Kinder Morgan Energy Partners L.P., 6.850%, due 02/15/20	1,207,678
1,893,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,999,536
2,106,000	@@,C	Trans-Canada Pipelines, 7.125%, due 01/15/19	2,381,094
2,337,000	@@,C	Trans-Canada Pipelines, 7.625%, due 01/15/39	2,736,290
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,974,172
1,848,000	#	Williams Companies, Inc., 8.750%, due 01/15/20	1,929,863
			25,486,114
		Real Estate: 0.1%
4,114,000	C	Simon Property Group, Inc., 6.750%, due 05/15/14	4,137,993
			4,137,993
		Retail: 0.3%
2,890,000	C	CVS Caremark Corp., 6.600%, due 03/15/19	3,093,540
5,450,706	#,C	CVS Lease Pass-through, 6.036%, due 12/10/28	4,669,702
			7,763,242
		Software: 0.3%
5,481,000		Oracle Corp., 5.000%, due 07/08/19	5,460,556
3,635,000		Oracle Corp., 6.125%, due 07/08/39	3,610,791
			9,071,347
		Telecommunications: 3.0%
6,783,000	C	AT&T, Inc., 6.550%, due 02/15/39	6,792,991
7,623,000	C	AT&T, Inc., 6.700%, due 11/15/13	8,379,712

Principal Amount			Value
$6,675,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	$5,849,636
1,938,000	@@,C	British Telecommunications PLC, 5.150%, due 01/15/13	1,932,853
5,566,000	@@,C	British Telecommunications PLC, 5.950%, due 01/15/18	5,024,423
2,292,000	@@,C	Deutsche Telekom International Finance, 5.250%, due 07/22/13	2,356,318
1,839,000	@@,C	Deutsche Telekom International Finance BV, 5.875%, due 08/20/13	1,930,739
3,942,000	C	Embarq Corp., 6.738%, due 06/01/13	3,982,591
4,125,000	C	Embarq Corp., 7.995%, due 06/01/36	3,636,600
3,225,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	2,652,563
4,501,000	@@,C	Telecom Italia Capital SA, 7.175%, due 06/18/19	4,570,693
3,282,000	@@,C	Telefonica Emisones SAU, 5.855%, due 02/04/13	3,462,471
2,007,000	@@,C	Telefonica Emisones SAU, 5.877%, due 07/15/19	2,073,113
2,441,000	@@,C	Telefonica Emisones SAU, 6.421%, due 06/20/16	2,613,613
6,631,000	C	Verizon Communications, Inc., 7.350%, due 04/01/39	7,248,426
6,060,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	7,675,844
708,000	#,C	Verizon Wireless, 8.500%, due 11/15/18	847,545
12,280,000	#,C	Verizon Wireless Capital LLC, 5.550%, due 02/01/14	13,049,944
			84,080,075
		Transportation: 0.8%
5,315,000	C	CSX Corp., 6.250%, due 04/01/15	5,501,493
7,491,000	C	CSX Corp., 7.450%, due 04/01/38	8,136,245
5,856,000	C	Union Pacific Corp., 5.125%, due 02/15/14	6,059,215
4,222,000	C	Union Pacific Corp., 5.700%, due 08/15/18	4,238,077
			23,935,030
Total Corporate Bonds/Notes (Cost $858,812,878)			861,073,647

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.5%
		Federal Home Loan Mortgage Corporation##: 10.6%
$14,960,021	S	0.669%, due 05/15/33	$14,265,974
3,697,737	S	1.206%, due 04/15/32	3,642,836
1,040,354	S	4.969%, due 04/01/35	1,080,006
82,511,000	W	5.000%, due 08/15/33	83,581,085
1,631,319	S	5.000%, due 05/01/28	1,674,980
7,331,914	S,^	5.000%, due 05/15/17	468,259
63,302,723	S	5.000%, due 08/15/16- 02/15/35	65,959,297
61,700	S	5.078%, due 11/01/35	63,621
88,440,343	S	5.500%, due 08/15/20- 02/15/34	91,834,717
79,798	S	5.699%, due 03/01/36	82,580
167,832	S	5.855%, due 12/01/37	175,925
12,514,067	S	6.000%, due 02/01/29- 02/01/36	13,154,044
12,401,516	S	6.000%, due 01/15/29	13,225,770
7,600,000	W	6.500%, due 08/15/34	8,050,064
1,178,242	S	7.000%, due 09/01/26- 11/01/31	1,279,187
418,352	S	7.500%, due 11/01/28	456,679
			298,995,024
		Federal National Mortgage Association##: 22.0%
503,420	S	0.454, due 04/25/35	461,195
337,153	S	0.664%, due 08/25/33	331,390
2,061,153	S	0.772%, due 07/25/36	1,987,783
9,941,000	W	4.000%, due 02/25/39	9,639,663
52,608,000	W	4.500%, due 07/25/18- 07/15/35	52,607,670
1,169,759	S	4.982%, due 04/01/35	1,208,422
28,194,531	S	5.000%, due 02/25/29- 07/01/36	29,021,612
34,159,043		5.000%, due 07/01/37	34,938,293
1,370,367	S	5.027%, due 07/01/35	1,429,725
861,660	S	5.224%, due 08/01/35	897,583
192,829,000	W	5.500%, due 07/15/34	199,065,861
26,132,993	S	5.500%, due 11/01/16- 01/01/39	27,117,582
108,370,000	W	6.000%, due 07/01/37	113,263,556
6,837,286	S,^	6.000%, due 08/25/33	1,119,606
41,362,028	S	6.000%, due 06/01/16- 08/01/38	43,599,698
4,100,000	W	6.000%, due 04/15/38	4,278,735
14,642,953	S,^	6.276%, due 06/25/36	1,427,729
57,218,000	W	6.500%, due 08/01/39	60,695,824
6,403,615	S	6.500%, due 01/01/23- 09/01/37	6,836,162
11,546,628	S	7.000%, due 08/01/25- 04/01/38	12,577,351
241,975	S	7.500%, due 11/01/29- 09/01/31	264,229
1,221,680	S	7.500%, due 01/25/48	1,318,172
155,291	S	10.000%, due 02/25/19	177,405
6,174,926	S	14.716%, due 03/25/38	6,709,485
587,099	S	27.345%, due 02/25/34	722,507
8,796,137	S	27.945%, due 03/25/35	10,944,844
			622,642,082

Principal Amount			Value
		Government National Mortgage Association: 5.9%
$46,045	S	4.125%, due 12/20/29	$46,753
45,400,000	W	4.500%, due 07/01/39	45,329,085
7,594,067	S	4.500%, due 04/15/39	7,598,517
26,000,000	W	5.000%, due 08/01/33	26,402,194
67,923	S	5.375%, due 04/20/28	70,070
17,772,000	W	5.500%, due 07/15/33	18,352,362
9,445,571	S	5.500%, due 09/15/38	9,772,476
6,008,965		5.500%, due 03/20/39	6,200,985
65,828,245	S,^	5.885%, due 04/20/39	4,987,477
907,000	S	6.000%, due 10/15/38	946,079
42,203,000	W	6.000%, due 07/15/33	43,963,667
10,389,956	S,^	6.182%, due 05/16/38	1,064,211
1,909,344	S	6.500%, due 01/15/29- 01/15/32	2,060,245
601,902	S	7.000%, due 04/15/26- 05/15/32	655,709
1,034,037	S	7.500%, due 04/15/22- 06/15/32	1,132,375
			168,582,205
Total U.S. Government Agency Obligations (Cost $1,077,919,514)			1,090,219,311
U.S. TREASURY OBLIGATIONS: 26.0%
		U.S. Treasury Bonds: 2.7%
87,993,000	S	3.500%, due 02/15/39	76,114,209
			76,114,209
		U.S. Treasury Notes: 23.3%
9,210,000	L	0.875%, due 05/31/11	9,179,819
2,600,000		1.125%, due 06/30/11	2,600,813
175,155,000	L	1.875%, due 06/15/12	176,483,200
258,800,000	L	2.250%, due 05/31/14	255,402,732
186,985,000		2.625%, due 06/30/14- 04/30/16	187,685,680
29,324,000	L	3.125%, due 05/15/19	28,371,058
			659,723,302
Total U.S. Treasury Obligations (Cost $730,523,491)			735,837,511
ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.4%
4,887,000	S	Honda Auto Receivables Owner Trust, 4.880%, due 09/18/14	5,110,731
3,246,000	S	Nissan Auto Receivables Owner Trust, 2.940%, due 07/15/11	3,268,868
2,017,500	S	Nissan Auto Receivables Owner Trust, 4.280%, due 06/16/14	2,061,462
1,473,000	S	Nissan Auto Receivables Owner Trust, 4.460%, due 04/16/12	1,514,707
			11,955,768

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Home Equity Asset-Backed Securities: 0.6%
$1,253,000	S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	$337,900
6,784,991	S	GSAA Trust, 5.242%, due 06/25/34	6,259,645
3,328,000	#,S	Irwin Home Equity, 5.960%, due 08/25/37	743,199
350,262	S	Merrill Lynch Mortgage Investors Trust, 0.674%, due 07/25/34	187,296
2,468,056	S	Morgan Stanley Capital, Inc., 1.514%, due 06/25/33	1,402,361
197,897	S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	192,083
3,074,761	S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	2,592,355
4,000,000	S	Specialty Underwriting & Residential Finance, 0.514%, due 12/25/36	2,879,768
812,362	S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	782,308
500,000	S	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	457,430
			15,834,345
		Other Asset-Backed Securities: 0.7%
261,482	S	Amortizing Residential Collateral Trust, 0.564%, due 05/25/32	140,587
2,854,217	S	Bear Stearns Asset-Backed Securities, Inc., 0.694%, due 06/25/36	1,407,516
1,087,413	S	Bear Stearns Asset-Backed Securities, Inc., 0.714%, due 07/25/36	238,245
579,693	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	588,271
401,922	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.914%, due 07/25/33	314,331
16,193	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	15,163
85,000	S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	37,032
4,956,389	S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	4,144,663
2,389,131	S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,638,601

Principal Amount			Value
$3,360,000	#,S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	$2,439,502
2,876,000	#,S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,702,634
2,527,211	S	Equity One, Inc., 5.050%, due 09/25/33	1,780,005
2,159,777	S	First Horizon Asset Back Trust, 0.444%, due 09/25/29	1,084,031
6,265,000	S	Hudson Mezzanine Funding, 1.314%, due 06/12/42	—
2,015,962	S	Lehman XS Trust, 0.594%, due 08/25/35	921,297
804,129	S	Merrill Lynch Mortgage Investors Trust, 0.494%, due 09/25/36	168,108
899,485	S	Merrill Lynch Mortgage Investors Trust, 5.609%, due 03/25/37	417,695
23,498	S	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	22,783
45,890	S	Residential Asset Mortgage Products, Inc., 0.934%, due 06/25/33	27,795
2,233,348	S	Structured Asset Securities Corp., 4.910%, due 06/25/33	1,884,964
			18,973,223
Total Asset-Backed Securities (Cost $68,317,131)			46,763,336
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.6%
735,193	C,S	American Home Mortgage Assets, 2.130%, due 02/25/47	117,040
8,557,544	C,S	American Home Mortgage Assets, 2.260%, due 11/25/46	2,860,253
4,235,287	C,S	American Home Mortgage Assets, 2.340%, due 09/25/46	768,414
4,356,617	C,S	American Home Mortgage Investment Trust, 0.604%, due 11/25/45	1,926,045
14,849,531	C,S	American Home Mortgage Investment Trust, 0.694%, due 11/25/45	3,486,530
8,094,715	C,S	Banc of America Alternative Loan Trust, 6.243%, due 11/25/21	5,915,722
1,855,323	C,S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,890,016

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,112,233	C,S	Banc of America Funding Corp., 5.258%, due 09/20/35	$5,522,964
4,744,910	C,S	Banc of America Funding Corp., 5.750%, due 09/20/34	4,209,178
5,106,187	C,S	Banc of America Mortgage Securities, Inc., 5.145%, due 09/25/35	4,081,151
1,953,296	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	1,754,493
2,834,877	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	2,604,150
1,110,016	C,S	Bear Stearns Alternative-A Trust, 0.634%, due 07/25/34	557,296
300,341	C,S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	303,117
2,142,271	C,S	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	2,159,135
1,253,333	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,251,043
9,642,525	C,S	Chase Mortgage Finance Corp., 5.407%, due 12/25/35	7,521,129
5,075,080	C,S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	4,687,959
1,564,221	C,S	Citicorp Mortgage Securities, Inc., 5.500%, due 02/25/22	1,247,230
5,915,000	C,S	Citigroup Commercial Mortgage Trust, 5.888%, due 12/10/49	4,693,028
4,523,000	#,C,S	Citigroup Mortgage Loan Trust, Inc., 5.466%, due 11/19/35	4,127,238
1,736,375	C,S	Commercial Mortgage Pass-through Certificates, 6.010%, due 12/10/49	1,384,785
2,217,480	C,S	Countrywide Alternative Loan Trust, 0.554%, due 11/25/46	592,759
7,158,975	C,S	Countrywide Alternative Loan Trust, 1.398%, due 11/25/46	1,251,828
3,366,448	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.634%, due 04/25/35	497,723
10,564,010	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.000%, due 04/25/35	8,523,412
3,876,360	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	2,634,358

Principal Amount			Value
$12,328,841	C,S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 10/25/35	$9,525,683
1,191,800	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,158,355
811,634	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	776,838
1,000,000	C,S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	942,977
1,133,191	C,S	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,003,687
3,369,283	C,S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,639,929
3,000,000	S	Fannie Mae, 5.000%, due 05/25/32	3,118,094
2,888,066	C,S	First Horizon Mortgage Pass-through Trust, 5.500%, due 12/25/35	2,549,663
3,270,237	C,S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,369,195
500,000	C,S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	494,863
578,019	C,S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	593,712
2,820,000	C,S	GE Capital Commercial Mortgage Corp., 6.531%, due 05/15/33	2,903,878
2,512,562	C,S	GMAC Commercial Mortgage Securities, Inc., 5.785%, due 11/15/39	2,534,449
3,058,787	C,S	GMAC Mortgage Corp. Loan Trust, 4.587%, due 10/19/33	2,726,159
6,521,106	C,S	GMAC Mortgage Corp. Loan Trust, 5.261%, due 03/18/35	5,717,778
4,326,441	C,S	GMAC Mortgage Corp. Loan Trust, 5.466%, due 11/19/35	3,240,014
159,239	C,S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	159,712
11,090,000	C,S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	8,869,158
1,118,083	S	GSMPS Mortgage Loan Trust, 0.872%, due 01/25/35	725,962

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,614,509	C,S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	$2,481,880
908,901	C,S	Harborview Mortgage Loan Trust, 0.663%, due 01/19/35	399,819
607,944	C,S	Homebanc Mortgage Trust, 1.174%, due 08/25/29	311,878
15,000,000	C,S	JPMorgan Alternative Loan Trust, 0.484%, due 08/25/36	6,222,476
914,452	C,S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	599,427
465,498	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	465,678
3,280,964	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	3,195,926
386,938	C,S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	392,878
12,088,699	C,S	JPMorgan Mortgage Trust, 5.397%, due 11/25/35	9,976,366
509,000	C,S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	499,371
1,717,000	C,S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,520,458
5,920,000	C,S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	4,815,216
2,075,000	C,S	LB-UBS Commercial Mortgage Trust, 5.594%, due 06/15/31	2,085,522
705,000	C,S	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	592,151
3,275,000	C,S	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	2,525,349
10,000,000	C,S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	10,231,184
11,162,795	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	11,431,886
4,674,772	C	Lehman Mortgage Trust, 5.000%, due 12/25/35	4,256,469
2,888,127	C,S	Luminent Mortgage Trust, 0.514%, due 10/25/46	1,191,007
332,249	C,S	MASTR Adjustable Rate Mortgages Trust, 2.080%, due 01/25/47	84,335
63,239	C,S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	54,739

Principal Amount			Value
$512,275	C,S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	$481,679
1,316,207	C,S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,214,639
3,494,576	#,C,S	MASTR Reperforming Loan Trust, 0.674%, due 07/25/35	2,931,611
861,318	C,S	MLCC Mortgage Investors, Inc., 0.544%, due 04/25/29	648,142
408,692	C,S	MLCC Mortgage Investors, Inc., 0.634%, due 01/25/29	322,103
7,280,000	C,S	Morgan Stanley Capital I, 5.283%, due 12/15/43	6,950,571
1,646,523	C,S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,595,896
60,697	C,S	MortgageIT Trust, 0.684%, due 11/25/35	10,353
3,764,000	C,S	New York Mortgage Trust, Inc., 5.658%, due 05/25/36	2,441,647
1,804,000	C,S	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,918,930
1,540,500	C,S	Prime Mortgage Trust, 0.814%, due 02/25/35	879,187
1,808,896	C,S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	1,781,920
10,763,685	C,S	RAAC Series, 5.250%, due 09/25/34	10,230,253
1,500,592	C,S	Residential Accredit Loans, Inc., 0.544%, due 05/25/46	264,605
4,200,801	C,S	Residential Accredit Loans, Inc., 0.554%, due 04/25/46	728,947
15,199,610	C,S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	8,950,609
889,830	C,S	Residential Funding Mortgage Securities I, 0.764%, due 05/25/33	649,263
586,479	C,S	Sequoia Mortgage Trust, 0.585%, due 01/20/35	326,672
717,434	C,S	Structured Adjustable Rate Mortgage Loan Trust, 0.624%, due 07/25/35	315,472
1,131,434	C,S	Structured Asset Mortgage Investments, Inc., 0.553%, due 04/19/35	571,121
5,402,224	C,S	Structured Asset Mortgage Investments, Inc., 3.763%, due 12/27/35	1,968,062
1,036,532	C,S	Structured Asset Securities Corp., 5.500%, due 07/25/33	910,927
1,655,170	C,S	Thornburg Mortgage Securities Trust, 0.664%, due 12/25/33	1,268,449

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,728,536	C,S	Thornburg Mortgage Securities Trust, 0.684%, due 09/25/44	$1,395,558
1,415,000	C,S	TIAA Seasoned Commercial Mortgage Trust, 6.095%, due 08/15/39	1,326,865
5,970,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	5,150,496
8,900,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.308%, due 11/15/48	6,821,337
2,801,956	C,S	Wachovia Bank Commercial Mortgage Trust, 5.506%, due 03/15/45	2,797,082
7,034,153	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.604%, due 09/25/46	1,105,074
823,287	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.624%, due 01/25/45	383,897
1,062,603	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.634%, due 08/25/45	577,981
1,543,666	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.714%, due 08/25/45	513,297
792,668	C,S	Washington Mutual Mortgage Pass-through Certificates, 0.733%, due 06/25/44	425,450
6,826,774	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.040%, due 03/25/47	2,292,567
12,232,111	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.080%, due 01/25/47	4,309,765
4,998,906	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.090%, due 06/25/47	868,292
8,285,376	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.100%, due 04/25/47	1,616,551
12,013,796	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.110%, due 04/25/47	4,912,717
4,372,193	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.110%, due 05/25/47	1,226,215
685,543	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.150%, due 12/25/46	135,629

Principal Amount			Value
$4,559,247	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.150%, due 07/25/47	$1,706,916
10,794,463	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.150%, due 07/25/47	2,029,840
7,195,137	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.180%, due 11/25/46	2,550,369
1,344,885	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.180%, due 11/25/46	328,974
3,889,371	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.300%, due 09/25/46	1,412,701
5,929,855	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 05/25/46	1,010,334
763,719	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.310%, due 06/25/46	271,699
9,006,593	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.330%, due 06/25/46	3,222,372
1,568,492	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.840%, due 11/25/46	345,068
1,382,814	C,S	Washington Mutual Mortgage Pass-through Certificates, 2.880%, due 10/25/46	620,503
3,072,265	C,S	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	2,755,253
8,712,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.775%, due 07/25/34	7,908,450
3,264,864	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.878%, due 08/25/34	2,948,433
4,991,103	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	4,341,497
11,215,580	#,C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.317%, due 06/26/35	9,196,776
9,091,879	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	6,905,325

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

	Principal Amount			Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$6,498,247	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.921%, due 11/25/36	$4,301,046
Total Collateralized Mortgage Obligations (Cost $467,957,798)				327,027,504
	OTHER BONDS: 1.9%
			Foreign Government Bonds: 1.9%
BRL	123,511,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	55,031,573
Total Other Bonds (Cost $52,694,129)				55,031,573
	Shares			Value
	PREFERRED STOCK: 0.2%
			Diversified Financial Services: 0.2%
	8,933	#,P	Zurich RegCaPS Funding Trust	$5,412,840
Total Preferred Stock (Cost $8,486,350)				5,412,840
Total Long-Term Investments (Cost $3,264,711,291)				3,121,365,722
	SHORT-TERM INVESTMENTS: 32.0%
			Affiliated Mutual Fund: 2.7%
	76,799,000	S	ING Institutional Prime Money Market Fund - Class I	76,799,000
Total Mutual Fund (Cost $76,799,000)				76,799,000
	Principal Amount			Value
			Commercial Paper: 10.3%
	$6,000,000	S	ASB Finance Ltd., 0.550%, due 07/15/09	$5,998,628
	25,000,000		Barton Capital, 0.260%, due 07/15/09	24,997,292
	23,100,000		Caisse Nationale des Caisses d' Epargne, 0.440%, due 09/16/09	23,076,438
	15,000,000	S	Caisse Nationale des Caisses d' Epargne, 0.600%, due 07/01/09	14,999,712
	733,000	S	Ciesco L.P., 0.390%, due 08/19/09	732,363
	10,894,000	S	General Mills, Inc., 0.400%, due 07/21/09	10,891,458
	4,000,000	S	General Mills, Inc., 0.450%, due 07/10/09	3,999,500
	25,000,000		HSBC Finance Corp., 0.480%, due 07/27/09	24,991,000
	7,355,000		Kellogg Co., 0.300%, due 07/13/09	7,354,203

Principal Amount			Value
$12,000,000		Kellogg Co., 0.400%, due 07/06/09	$11,999,200
8,000,000	S	Kellogg Co., 0.400%, due 07/09/09	7,999,200
12,465,000	S	Louis Drefus Corp., 0.420%, due 09/01/09	12,455,901
4,750,000	S	Louis Drefus Corp., 0.450%, due 07/06/09	4,749,644
26,750,000	S	Louis Drefus Corp., 0.460%, due 09/21/09	26,721,378
10,500,000	S	Natixis Finance, 0.600%, due 10/13/09	10,481,625
20,000,000	S	Natixis Finance, 0.520%, due 08/03/09	20,010,366
25,000,000		Verizon Communications, Inc., 0.320%, due 07/16/09	24,996,445
25,500,000		Weatherford International Ltd., 0.450%, due 07/01/09	25,499,681
29,500,000	S	Westpac Banking Corp., 0.570%, due 09/14/09	29,478,759
Total Commercial Paper (Cost $291,399,089)			291,432,793
		U.S. Treasury Bills: 0.2%
7,000,000		0.160%, due 09/24/09	6,997,270
Total U.S. Treasury Bills (Cost $6,980,109)			6,997,270
		Securities Lending Collateralcc: 18.8%

533,761,298	Bank of New York Mellon Corp. Institutional Cash Reserves	531,919,786
Total Securities Lending Collateral (Cost $533,761,298)		531,919,786
Total Short-Term Investments (Cost $908,939,496)		907,148,849

Total Investments in Securities (Cost $4,173,650,787)*	142.3%	$4,028,514,571
Other Assets and Liabilities - Net	(42.3)	(1,198,453,986)
Net Assets	100.0%	$2,830,060,585

@@  Foreign Issuer

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

S  All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

*  Cost for federal income tax purposes is $4,182,902,191.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$72,644,268
Gross Unrealized Depreciation	(227,031,888)
Net Unrealized Depreciation	$(154,387,620)

Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stock	$—	$5,412,840	$—
Corporate Bonds/Notes	—	859,981,585	1,092,062
U.S. Government Agency Obligations	—	1,090,219,311	—
U.S. Treasury Obligations	—	735,837,511	—
Asset-Backed Securities	—	46,763,336	—
Collateralized Mortgage Obligations	—	317,485,660	9,541,844
Foreign Government Bonds	—	—	55,031,573
Short-Term Investments	76,799,000	830,349,849	—
Total	$76,799,000	$3,886,050,092	$65,665,479
Other Financial Instruments**	(1,892,937)	(4,334,985)	—
Total	$(1,892,937)	$(4,334,985)	$—

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2009:

	Beginning Balance 12/31/08	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/09
Corporate Bonds/Notes	$13,813,319	$(10,954,200)	$(103,062)	$(4,970,645)	$3,306,650	$—	$1,092,062
Collateralized Mortgage Obligations	9,310,838	957,496	(26,108)	(1,763,600)	1,063,218	—	9,541,844
Foreign Government Bonds	21,291,606	38,804,508	(824,133)	(18,395,608)	21,531,775	(7,376,575)	55,031,573
Total	$44,415,763	$28,807,804	$(953,303)	$(25,129,853)	$25,901,643	$(7,376,575)	$65,665,479

For the period ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $4,795,538. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
U.S. Treasury 2-Year Note	7	09/30/09	$(2,314)
			$(2,314)
Short Contracts
U.S. Treasury 10-Year Note	542	09/21/09	$(208,842)
U.S. Treasury Long Bond	611	09/21/09	(1,681,781)
			$(1,890,623)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	2,758,500	$223,041	$—	$223,041
Goldman Sachs International	Dow Chemical Co. 7.375%, 11/01/29	Buy	(1.280)	12/20/13	USD	9,850,000	474,691	—	474,691
Barclays Bank PLC	Gap Inc. 8.800%, 12/15/08*	Buy	(1.200)	06/20/13	USD	3,711,000	(117,644)	—	(117,644)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,710,000	475,193	488,300	(13,107)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	3,460,000	961,503	948,254	13,249
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	13,751,000	3,821,278	2,050,901	1,770,377
						$35,240,500	$5,838,062	$3,487,455	$2,350,607

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/09(%)(5)	Notional Amount(2)		Market Value(3)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	6.71	USD	2,761,000	$(225,993)	$—	$(225,993)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	1,710,000	(1,098,874)	(543,320)	(555,554)
Citibank N.A., New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	3,460,000	(2,223,451)	(1,199,261)	(1,024,190)
Goldman Sachs International	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	3,435,000	(2,207,386)	(1,077,590)	(1,129,796)
JPMorgan Chase Bank, N.A. New York	MBIA Global Funding LLC, FRN, 10/06/10	Sell	5.000	09/20/13	43.87	USD	6,874,000	(4,417,342)	(1,082,184)	(3,335,158)
							$18,240,000	$(10,173,047)	$(3,902,356)	$(6,270,691)

*  In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1)  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that paticular swap agreement, a Fund will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

(5)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in the table above and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2009 was as follows:

Derivatives not accounted for as hedging instruments under SFAS No. 133	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Unrealized appreciation on swap agreements, net of upfront payments made	$5,968,813
Total Asset Derivatives		$5,968,813
Liability Derivatives
Credit contracts	Unrealized depreciation on swap agreements, net of upfront payments received	$10,303,798
Total Liability Derivatives		$10,303,798

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Forward Foreign Currency Contracts	Futures	Swaps	Total
Foreign exchange contracts	$(5,891,329)	$—	$—	$(5,891,329)
Interest rate contracts	—	12,056,252	1,649,279	13,705,531
Credit contracts	—	—	29,464,416	29,464,416
Total	$(5,891,329)	$12,056,252	$31,113,695	$37,278,618

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under SFAS No. 133	Forward Foreign Currency Contracts	Futures	Swaps	Total
Foreign exchange contracts	$2,296,570	$—	$—	$2,296,570
Interest rate contracts	—	12,940,053	(1,803,696)	11,136,357
Credit contracts	—	—	(39,724,211)	(39,724,211)
Total	$2,296,570	$12,940,053	$(41,527,907)	$(26,291,284)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2009 (UNAUDITED)

Principal Amount		Value
CERTIFICATES OF DEPOSIT: 2.6%
$19,000,000	Svenska Handelsbanken AB, 0.570%, due 07/17/09	$19,000,674
22,000,000 UBS AG, 0.280%, due 07/01/09		22,000,000
Total Certificates of Deposit (Cost $41,000,674)		41,000,674
COMMERCIAL PAPER: 59.4%
5,500,000	American Honda Finance, 0.630%, due 08/25/09	5,494,615
2,000,000	ANZ National Bank Ltd., 0.510%, due 09/14/09	1,997,833
6,000,000	ASB Finance Ltd., 0.510%, due 09/21/09	5,992,893
7,000,000	ASB Finance Ltd., 0.690%, due 09/15/09	6,989,656
10,000,000	ASB Finance Ltd., 0.790%, due 10/22/09	9,974,889
5,000,000	Barton Capital, LLC, 0.310%, due 07/06/09	4,999,743
1,500,000	Barton Capital, LLC, 0.340%, due 07/07/09	1,499,900
6,500,000	Barton Capital, LLC, 0.340%, due 08/18/09	6,496,967
10,635,000	Barton Capital, LLC, 0.350%, due 08/10/09	10,630,819
3,444,000	Barton Capital, LLC, 0.350%, due 09/09/09	3,441,656
11,000,000	Barton Capital, LLC, 0.350%, due 09/17/09	10,991,658

Principal Amount		Value
$17,000,000	Barton Capital, LLC, 0.440%, due 07/17/09	$16,996,480
4,000,000	Cafco, LLC, 0.340%, due 08/20/09	3,998,056
16,500,000	Cafco, LLC, 0.370%, due 08/27/09	16,490,073
7,000,000	Cafco, LLC, 0.470%, due 08/11/09	6,996,173
25,000,000	Cafco, LLC, 0.740%, due 09/15/09	24,960,416
10,500,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance, 0.440%, due 09/16/09	10,489,894
12,000,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance, 0.470%, due 08/31/09	11,990,240
3,000,000	Caisse Nationale des Caisses d'Epargne et de Prevoyance, 0.360%, due 07/01/09	3,000,000
22,000,000	CBA Finance, Inc., 0.350%, due 09/30/09	21,980,535
12,000,000	Ciesco, LLC, 0.380%, due 07/27/09	11,996,620
8,500,000	Ciesco, LLC, 0.390%, due 08/19/09	8,495,372
12,000,000	Ciesco, LLC, 0.440%, due 09/09/09	11,989,500
25,000,000	Ciesco, LLC, 0.740%, due 09/14/09	24,960,937
22,500,000	Concord Minutemen Capital Co., LLC, 1.770%, due 08/27/09	22,435,875
32,000,000	Concord Minutemen Capital Co., LLC, 1.910%, due 10/22/09	31,807,147
22,000,000	Crown Point Capital Co., 1.770%, due 08/26/09	21,938,400
32,500,000	Crown Point Capital Co., 1.910%, due 10/21/09	32,305,866
1,500,000	Danske Corp., 0.370%, due 09/08/09	1,498,908
7,000,000	Danske Corp., 0.480%, due 07/29/09	6,997,278
15,000,000	Danske Corp., 0.550%, due 12/18/09	14,961,042
22,000,000	Dexia, 0.290%, due 07/06/09	21,998,931
18,000,000	Edison Asset Securities, LLC, 0.540%, due 10/30/09	17,966,927
16,750,000	Edison Asset Securities, LLC, 0.580%, due 09/21/09	16,728,065
13,250,000	Edison Asset Securities, LLC, 0.680%, due 10/20/09	13,222,219
7,000,000	Edison Asset Securities, LLC, 0.700%, due 10/21/09	6,984,756
19,000,000	Jupiter Securities Co., LLC, 0.300%, due 07/13/09	18,997,910
7,000,000	Jupiter Securities Co., LLC, 0.300%, due 08/25/09	6,996,685
25,500,000	Jupiter Securities Co., LLC, 0.340%, due 07/23/09	25,494,610

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$4,000,000		Jupiter Securities Co., LLC, 0.360%, due 08/12/09	$3,998,273
22,000,000		KFW International Finance, Inc., 0.170%, due 07/07/09	21,999,267
23,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.510%, due 08/24/09	22,982,060
4,000,000		Old Line Funding, LLC, 0.350%, due 09/02/09	3,997,480
2,500,000		Old Line Funding, LLC, 0.370%, due 09/15/09	2,498,047
1,000,000		Old Line Funding, LLC, 0.390%, due 08/13/09	999,522
10,500,000		Old Line Funding, LLC, 0.400%, due 07/14/09	10,498,321
28,000,000		Old Line Funding, LLC, 0.400%, due 10/15/09	27,966,198
8,500,000		Old Line Funding, LLC, 0.450%, due 07/15/09	8,498,413
5,500,000		Park Avenue Receivables, 0.240%, due 07/21/09	5,499,236
4,500,000		Park Avenue Receivables, 0.270%, due 07/10/09	4,499,663
13,500,000		Park Avenue Receivables, 0.270%, due 07/22/09	13,497,795
9,000,000		Park Avenue Receivables, 0.340%, due 08/05/09	8,996,938
10,000,000		Park Avenue Receivables, 0.360%, due 08/06/09	9,996,300
10,000,000		Park Avenue Receivables, 0.370%, due 07/13/09	9,998,667
5,000,000		Societe Generale, 0.440%, due 09/15/09	4,995,250
6,000,000		Societe Generale, 0.710%, due 07/16/09	6,000,025
12,500,000	@@,#	Societe Generale, 1.060%, due 09/04/09	12,500,000
3,000,000		Thunder Bay Funding, LLC, 0.350%, due 09/10/09	2,997,929
8,500,000		Thunder Bay Funding, LLC, 0.360%, due 09/08/09	8,494,135
17,000,000		Thunder Bay Funding, LLC, 0.390%, due 07/07/09	16,998,725
12,500,000		Thunder Bay Funding, LLC, 0.400%, due 10/19/09	12,484,722
8,500,000		Thunder Bay Funding, LLC, 0.450%, due 07/15/09	8,498,413
7,500,000		Thunder Bay Funding, LLC, 0.550%, due 10/08/09	7,488,656
13,100,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09	13,100,000
2,000,000		Tulip Funding Corp., 0.260%, due 07/14/09	1,999,798
12,000,000		Tulip Funding Corp., 0.270%, due 07/10/09	11,999,100
28,000,000		Tulip Funding Corp., 0.280%, due 07/31/09	27,993,232
19,000,000		Variable Funding Capital, 0.570%, due 08/25/09	18,983,164
25,000,000		Variable Funding Capital, 0.960%, due 10/15/09	24,928,597
12,000,000		Variable Funding Capital, 1.120%, due 08/10/09	11,984,667

Principal Amount			Value
$14,000,000	@@,#	Westpac Banking Corp., 0.560%, due 07/03/09	$14,000,000
9,000,000		Westpac Banking Corp., 0.570%, due 09/14/09	8,989,125
10,000,000		Windmill Funding Corp., 0.270%, due 07/31/09	9,997,667
8,000,000		Yorktown Capital, LLC, 0.370%, due 09/21/09	7,992,893
1,000,000		Yorktown Capital, LLC, 0.390%, due 08/10/09	999,556
8,500,000		Yorktown Capital, LLC, 0.490%, due 08/03/09	8,496,104
12,000,000		Yorktown Capital, LLC, 0.490%, due 09/10/09	11,988,167
15,000,000		Yorktown Capital, LLC, 0.500%, due 10/09/09	14,979,167
12,000,000 Yorktown Capital, LLC, 0.500%, due 10/16/09			11,982,167
Total Commercial Paper (Cost $939,986,983)			939,986,983
CORPORATE BONDS/NOTES: 7.0%
10,000,000		American Honda Finance, 0.200%, due 07/14/09	9,999,206
7,500,000		American Honda Finance, 0.470%, due 09/16/09	7,492,300
23,000,000	@@,#	Australia & New Zealand Banking Group Ltd., 0.890%, due 09/02/09	23,000,000
11,000,000		BNP Paribas, 0.250%, due 07/29/09	11,000,000
14,000,000	@@	BNP Paribas, 1.150%, due 08/13/09	14,000,000
18,000,000		Rabobank USA Financial Corp., 0.070%, due 07/02/09	17,999,930
3,300,000		Rabobank USA Financial Corp., 0.150%, due 07/13/09	3,299,825
25,000,000 US Bank NA, 0.760%, due 08/24/09			25,000,000
Total Corporate Bonds/Notes (Cost $111,791,261)			111,791,261
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.6%
113,775,000		Federal Home Loan Bank, 0.700%, due 12/14/09	113,407,760
4,000,000		Federal Home Loan Bank, 0.720%, due 08/07/09	4,008,028
23,000,000		Federal Home Loan Bank, 0.800%, due 11/18/09	22,928,444
3,000,000		Federal Home Loan Mortgage Corporation, 0.560%, due 08/10/09	2,998,100
25,000,000	L	Federal Home Loan Mortgage Corporation, 0.710%, due 07/12/10	25,878,685
5,500,000		Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10	5,475,299
3,750,000		Federal Home Loan Mortgage Corporation, 0.880%, due 02/09/10	3,841,179
48,222,000		Federal National Mortgage Association, 0.620%, due 12/01/09	48,093,827

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$3,500,000		Federal National Mortgage Association, 0.690%, due 07/12/10	$3,583,004
17,000,000	Federal National Mortgage Association, 1.330%, due 12/15/09		17,255,097
	Total U.S. Government Agency Obligations (Cost $247,469,423)		247,469,423
REPURCHASE AGREEMENT: 10.2%

105,412,000	Goldman Sachs Repurchase Agreement dated 06/30/09, 0.040%, due 07/01/09, $296,310,138 to be received upon repurchase (Collateralized by $105,412,117 U.S. Treasury, Discount Notes, Market Value $108,574,366, due 05/15/26-02/15/36)	105,412,000
56,000,000Morgan Stanley Repurchase Agreement dated 06/30/09, 0.030%, due 07/01/09, $54,285,000 to be received upon repurchase (Collateralized by $56,000,047 Federal Home Loan Mortgage Corporation, 1.450%-6.875%, Market Value plus accrued interest $58,151,234, due 05/28/10-03/27/19)		56,000,000
Total Repurchase Agreement (Cost $161,412,000)		161,412,000
SECURITIES LENDING COLLATERALcc: 0.1%
1,077,010Bank of New York Mellon Corp. Institutional Cash Reserves		927,609
Total Securities Lending Collateral (Cost $1,077,010)		927,609

Total Investments in Securities (Cost $1,502,737,351)*	94.9%	$1,502,587,950
Other Assets and Liabilities - Net	5.1	80,682,988
Net Assets	100.0%	$1,583,270,938

(1)  All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is the same as for
  financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—

Gross Unrealized Depreciation	(149,401)
Net Unrealized Depreciation	$(149,401)
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments	$—	$1,502,587,950	$—
Total	$—	$1,502,587,950	$—
Other Financial Instruments**	—	—	—
Total	$—	$—	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND   PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.6%
		Bermuda: 1.3%
234,900	@	Marvell Technology Group Ltd.	$2,734,236
			2,734,236
		Canada: 2.0%
96,800	@	Celestica, Inc.	660,176
33,400	@,L	Open Text Corp.	1,216,428
35,500	@	Research In Motion Ltd.	2,522,275
			4,398,879
		China: 3.0%
38,100	@	AsiaInfo Holdings, Inc.	655,701
2,800	@	Baidu.com ADR	843,052
20,200	@	Changyou.com Ltd. ADR	777,094
23,000	@	Longtop Financial Technologies Ltd. ADR	564,880
27,400	@	Netease.com ADR	963,932
37,900	@,L	Perfect World Co., Ltd. ADR	1,083,940
12,500	@,L	Shanda Interactive Entertainment Ltd. ADR	653,625
31,000	@	Sina Corp.	913,880
			6,456,104
		Finland: 0.8%
114,200	L	Nokia OYJ ADR	1,665,036
			1,665,036
		Germany: 0.5%
	26,800	SAP AG ADR	1,077,092
			1,077,092

Shares			Value
		Hong Kong: 0.5%
191,500		ASM Pacific Technology	$979,285
			979,285
		India: 0.1%
15,900	@	Bharti Airtel Ltd.	265,790
			265,790
		Ireland: 0.2%
12,900		Covidien PLC	482,976
			482,976
		Israel: 0.8%
73,300	@	Check Point Software Technologies	1,720,351
			1,720,351
		Japan: 2.2%
33,200		Canon, Inc.	1,084,445
19,700	L	Disco Corp.	834,538
90,700		Konica Minolta Holdings, Inc.	947,674
19,200		Nidec Corp.	1,168,692
2,300		Nintendo Co., Ltd.	636,536
			4,671,885
		Luxembourg: 0.5%
19,300	@,L	Millicom International Cellular SA	1,085,818
			1,085,818
		Netherlands: 0.7%
73,200		ASML Holding NV	1,584,780
			1,584,780
		Portugal: 0.5%
117,600		Portugal Telecom SGPS SA	1,153,554
			1,153,554
		Russia: 0.7%
123,600		Vimpel-Communications OAO ADR	1,454,772
			1,454,772
		South Korea: 0.5%
2,400		Samsung Electronics Co., Ltd.	1,109,675
			1,109,675
		Switzerland: 0.7%
13,600		Alcon, Inc.	1,579,232
			1,579,232
		Taiwan: 2.2%
956,400		Advanced Semiconductor Engineering, Inc.	553,138
293,152		Asustek Computer, Inc.	378,967
118,100	L	AU Optronics Corp. ADR	1,143,208
58,220		High Tech Computer Corp.	818,108
128,300	L	Siliconware Precision Industries Co. ADR	795,460
113,912		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,071,912
			4,760,793

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND   PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Shares			Value
		United Kingdom: 0.4%
458,600		ARM Holdings PLC	$905,032
			905,032
		United States: 81.0%
97,300	@	Adobe Systems, Inc.	2,753,591
64,600	@	Agilent Technologies, Inc.	1,312,026
62,900	@	Akamai Technologies, Inc.	1,206,422
81,200		Altera Corp.	1,321,936
34,300	@	American Tower Corp.	1,081,479
19,300	@	Amgen, Inc.	1,021,742
52,800		Amphenol Corp.	1,670,592
75,700		Analog Devices, Inc.	1,875,846
29,400	@	Anaren, Inc.	519,792
81,800	@	Apple, Inc.	11,650,774
437,100		Applied Materials, Inc.	4,794,987
34,400	@	ArcSight, Inc.	611,288
124,800	@	Ariba, Inc.	1,228,032
36,700	@	Arrow Electronics, Inc.	779,508
44,600		AT&T, Inc.	1,107,864
47,500	@	Atheros Communications, Inc.	913,900
40,100	@	ATMI, Inc.	622,753
49,800	@	Autodesk, Inc.	945,204
47,400		Automatic Data Processing, Inc.	1,679,856
63,100	@	BMC Software, Inc.	2,132,149
118,500	@	Boston Scientific Corp.	1,201,590
164,700	@	Broadcom Corp.	4,082,913
190,100	@	Brocade Communications Systems, Inc.	1,486,582
87,800		CA, Inc.	1,530,354
53,000	@	Cavium Networks, Inc.	890,930
95,400	@,L	Ciena Corp.	987,390
292,400	@	Cisco Systems, Inc.	5,450,336
81,200	@	Citrix Systems, Inc.	2,589,468
113,400		Corning, Inc.	1,821,204
54,400		CVS Caremark Corp.	1,733,728
37,600	@	Digital River, Inc.	1,365,632
9,900	@	DigitalGlobe, Inc.	190,080
156,200	@	eBay, Inc.	2,675,706
51,700	@	Electronic Arts, Inc.	1,122,924
225,300	@	EMC Corp.	2,951,430
42,000	@	F5 Networks, Inc.	1,452,780
10,410	@	Google, Inc. - Class A	4,388,752
141,700		Hewlett-Packard Co.	5,476,705
340,500		Intel Corp.	5,635,275
8,900	@	IntercontinentalExchange, Inc.	1,016,736
75,000		International Business Machines Corp.	7,831,500
39,400	@	Intuit, Inc.	1,109,504
98,600	@	Juniper Networks, Inc.	2,326,960
92,800		KLA-Tencor Corp.	2,343,200
85,800	@	Lam Research Corp.	2,230,800
4,800	@	LogMeIn, Inc.	76,800
30	@	Macrovision Solutions Corp.	654
101,600	@	McAfee, Inc.	4,286,504
67,600		Medtronic, Inc.	2,358,564
192,900	@	Micron Technology, Inc.	976,074
257,600		Microsoft Corp.	6,123,152
204,900		Motorola, Inc.	1,358,487
67,700	@	NetApp, Inc.	1,335,044
57,800	@	Netlogic Microsystems, Inc.	2,107,388
75,800	@	Novellus Systems, Inc.	1,265,860
75,000	@	Nvidia Corp.	846,750
272,000	@	Oracle Corp.	5,826,240

Shares			Value
151,800	@	PMC - Sierra, Inc.	$1,208,328
55,000	@	Polycom, Inc.	1,114,850
18,300	@,L	Priceline.com, Inc.	2,041,365
59,000	@	Progress Software Corp.	1,249,030
43,800	@	QLogic Corp.	555,384
184,380		Qualcomm, Inc.	8,333,977
53,400	@	Red Hat, Inc.	1,074,942
27,000	@	Riverbed Technolgoy, Inc.	626,130
71,200	@	Sandisk Corp.	1,045,928
126,400		Seagate Technology, Inc.	1,322,144
27,300	@,L	Starent Networks Corp.	666,393
85,600	@	Sybase, Inc.	2,682,704
185,900	@	Symantec Corp.	2,892,604
50,500	@	Synopsys, Inc.	985,255
142,400	@	Tellabs, Inc.	815,952
33,100	@	Teradata Corp.	775,533
152,200	@	Teradyne, Inc.	1,044,092
204,100		Texas Instruments, Inc.	4,347,330
93,800	@	TTM Technologies, Inc.	746,648
115,600	@	VeriSign, Inc.	2,136,288
37,000		Verizon Communications, Inc.	1,137,010
35,900	@	Vertex Pharmaceuticals, Inc.	1,279,476
94,600	@	Vishay Intertechnology, Inc.	642,334
40,200	@	Western Digital Corp.	1,065,300
52,800		Western Union Co.	865,920
38,300		Wyeth	1,738,437
53,900		Xilinx, Inc.	1,102,794
209,700	@	Yahoo!, Inc.	3,283,902
			176,463,787
Total Common Stock (Cost $220,134,510)			214,549,077
Principal Amount			Value
SHORT-TERM INVESTMENTS: 3.3%

	Securities Lending Collateralcc: 3.3%
$7,315,890	Bank of New York Mellon Corp. Institutional Cash Reserves	$7,236,530
Total Short-Term Investments (Cost $7,315,890)		7,236,530

Total Investments in Securities (Cost $227,450,400)*	101.9%	$221,785,607
Other Assets and Liabilities - Net	(1.9)	(4,038,915)
Net Assets	100.0%	$217,746,692

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2009.

*  Cost for federal income tax purposes is $234,278,124.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,185,345
Gross Unrealized Depreciation	(23,677,862)
Net Unrealized Depreciation	$(12,492,517)

See Accompanying Notes to Financial Statements

ING BLACKROCK SCIENCE AND   PORTFOLIO OF INVESTMENTS
TECHNOLOGY OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2009 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Biotechnology	1.0%
Commercial Services	1.2
Computers	18.5
Diversified Financial Services	0.5
Electronics	3.7
Hand/Machine Tools	0.4
Healthcare - Products	2.6
Internet	14.2
Miscellaneous Manufacturing	0.4
Office/Business Equipment	0.5
Pharmaceuticals	0.8
Retail	0.8
Semiconductors	21.6
Software	16.7
Telecommunications	15.4
Toys/Games/Hobbies	0.3
Short-Term Investments	3.3
Other Assets and Liabilities - Net	(1.9)
Net Assets	100.0%
Fair Value Measurements*

The following is a summary of the inputs used as of June 30, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)+	Significant Unobservable Inputs (Level 3)
Common Stock
Bermuda	$2,734,236	$—	$—
Canada	4,398,879	—	—
China	5,372,164	1,083,940	—
Finland	1,665,036	—	—
Germany	1,077,092	—	—
Hong Kong	—	979,285	—
India	—	265,790	—
Ireland	482,976	—	—
Israel	1,720,351	—	—
Japan	—	4,671,885	—
Luxembourg	1,085,818	—	—
Netherlands	1,584,780	—	—
Portugal	—	1,153,554	—
Russia	1,454,772	—	—
South Korea	—	1,109,675	—
Switzerland	1,579,232	—	—
Taiwan	3,010,580	1,750,213	—
United Kingdom	—	905,032	—
United States	176,463,787	—	—
Total Common Stock	$202,629,703	$11,919,374	$—
Short-Term Investments	—	7,236,530	—
Total	$202,629,703	$19,155,904	$—
Other Financial Instruments**	—	(67,276)	—
Total	$—	$(67,276)	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value,

and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*  See NOTE 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

**  Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

+  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2009 the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Hong Kong
Sar Dollar
HKD	2,855,000	BUY	8/26/09	368,531	368,568	$37
Hong Kong Sar Dollar HKD 1,796,000		BUY	8/26/09	231,845	231,856	11
						$48
EU Euro
EUR	576,000	SELL	8/26/09	809,691	808,008	$1,683
British Pound GBP 395,000		SELL	8/26/09	638,948	649,813	(10,865)
Hong Kong Sar Dollar HKD 5,183,000		SELL	8/26/09	669,166	669,102	64
Japanese Yen JPY 305,799,000		SELL	8/26/09	3,117,045	3,176,431	(59,386)
Japanese Yen JPY 23,369,000		SELL	8/26/09	243,921	242,741	1,180
						$(67,324)

For the six months ended June 30, 2009, net realized gain (loss) on forward foreign currency contracts and the net change in unrealized gain (loss) on forward foreign currency contracts can be found on the Portfolio's Statement of Operations. For additional information on the reason(s) why the Portfolio may enter into forward foreign currency contracts and the risks associated with these contracts, please refer to NOTE 2 in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-ACAPAPALL  (0609-082809)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2009

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2009